As filed with the Securities and Exchange Commission on March 6, 1996
Securities Act File No. 33-8398
Investment Company Act File No. 811-4824

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[X]

Pre-Effective Amendment No. ____	    			  [ ]
Post-Effective Amendment No. 19	and/or	               	[X]

REGISTRATION STATEMENT UNDER THE INVESTENT COMPANY
ACT OF 1940        							[X]
Amendment No. 20

THE KENT FUNDS
(Exact name of Registrant as Specified in Charter)

290 Donald Lynch Boulevard, Marlboro, Massachusetts 01752
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:
(508) 624-5000

W. Bruce McConnel, III, Esq.
Drinker Biddle & Reath
1345 Chestnut Street, Philadelphia, PA 19107
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

____	immediately upon filing pursuant to paragraph (b)
____	on (date) pursuant to paragraph (b)
____	60 days after filing pursuant to paragraph (a)(1)
 X _	on May 1, 1996 pursuant to paragraph (a)(1)
____	75 days after filing pursuant to paragraph (a)(2)
____	on (date) pursuant to paragraph (a)(2) of rule 485

The Registrant has filed a Declaration pursuant to Rule 24f-
2 under the Investment Company Act of 1940.  A Rule 24f-2
Notice for Registrants fiscal year ended December 31, 1995, was filed on February 29, 1995.


THE KENT FUNDS
Registration Statement on Form N-1A

CROSS REFERENCE SHEET

PURSUANT TO RULE 495(a)
under the Securities Act of 1933

 N-1A                            Location
Item No. 	                      Prospectus

Item 1.	    Cover Page				     		Cover
Page

Item 2.	    Synopsis				    	   	Financial
                  							      	 Information

Item 3.   	Condensed Financial
          	Information					     	Financial
                         								Information

Item 4.  	General Description of
         	Registrant			       			Fund Choices;
							                         	Structure and
                         								Management of
                         								the Funds

Item 5.   Management of the Fund	Structure and
                         								Management	of
                                 the Funds;
                         								Expense
                         								Information

Item 5A. Management's Discussion
         of Fund Performance     Not Applicable

Item 6.	Capital Stock and Other
       	Securities					         	Structure and
                         								Management	of
                                 the Funds;
							                         	Dividends,
							                         	Distributions
                         								and Taxes;
                         								Additional
                         								Information

Item 7.	Purchase of Securities
       	Being Offered					      	Purchases of
                         								Shares; Expense
                         								Information

Item 8.	Redemption or Repurchase Redemption
                                 (Sales) of
                           						Shares

Item 9.	Pending Legal Proceedings Not Applicable



N-1A
Item			                       Statement of Additional
No.                                Information

Item 10.     	Cover Page		        				Cover
Page

Item 11.     	Table of Contents		   	Table of
                                    	Contents

Item 12.     	General Information and
              and 	History	     					Not Applicable

Item 13.     	Investment Objectives and
              Policies			         			The Trust;
                             								Investment
                                   		Policies;
                                   		Investment
                                   		Restrictions;
                                   		Securities
                                   		Transactions;
                                   		Appendix C

Item 14.    	Management of the Fund		Trustees and
                             								Officers

Item 15.    	Control Persons and Principal
            	Holders of Securities			Trustees and
                             								Officers;
                             								Additional
                             								Information

Item 16.    	Investment Advisory and
            	Other Services					    	Investment
                                 				Adviser;
                                  			Administrator;
                                  			Distributor;
                                  			Transfer Agent;
                                  			Custodian,
                                  			Auditors and
                                  			Counsel;
                                  			Distribution
                                  			Plans
Item 17.   	Brokerage Allocation
           	and Other Practices		    Securities
							                             	Transactions;
                                  			Distribution Plans
Item 18.   	Capital Stock and Other
           	Securities		             The Trust;
                                   		Declaration
                                   		of Trust
Item 19.  	Purchase, Redemption and
          	Pricing of Securities	   	Valuation of
                                  			Securities;
                                  			Being Offered
                                 	 		Additional
                                 		 	Purchase and
                                  			Redemption
                                  			Information

Item 20.  	Tax Status	              	Dividends and
                                  			Taxes

Item 21.  	Underwriters            		Distributor

Item 22.  	Calculation of PerformanceStandardized
           Data                     	Total Return
                                  			and Yield
                                  			Quotations

Item 23	Financial Statements	       	Financial
                                  			Statements

Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement


   THE KENT FUNDS

Prospectus

Dated May 1, 1996

THIS PROSPECTUS RELATES TO THE FOLLOWING FIXED INCOME FUNDS
(THE "FUNDS"):


THE KENT SHORT
TERM BOND FUND
SEEKS CURRENT INCOME,
CONSISTENT WITH THE
PRESERVATION OF CAPITAL,
THROUGH INVESTMENTS IN A
LIMITED RANGE OF
INVESTMENT QUALITY FIXED
INCOME SECURITIES.

THE KENT
INTERMEDIATE BOND
FUND
SEEKS CURRENT INCOME,
CONSISTENT WITH THE
PRESERVATION OF CAPITAL,
THROUGH INVESTMENTS IN A
BROAD RANGE OF INVESTMENT
QUALITY FIXED INCOME
SECURITIES.


THE KENT INCOME FUND
SEEKS A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH THE PRESERVATION OF
 CAPITAL,
THROUGH INVESTMENTS IN A BROAD RANGE OF INVESTMENT QUALITY DEBT SECURITIES.

________________________________

This Prospectus contains information that a prospective investor should know before investing. Investors should read and retain this Prospectus for future reference. The Kent Funds has filed a Statement of Additional Information ("SAI") dated May 1, 1996 with the Securities and Exchange Commission, which is incorporated by reference into this Prospectus. For a free copy of the SAI, or for other information about the Funds, write to the address or call the telephone number listed below.

Shares of the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, the Funds' investment adviser or any of its affiliates, and are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in mutual fund shares involves risk, including the possible loss of principal.
Old Kent Bank receives fees from the Funds for advisory and certain other services.
__________________________________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The Kent Funds
4400 Computer Drive
P.O. Box 5107
Westboro, MA  01581-5107
Call Toll-Free For Shareholder Services:
1-800-633-KENT (5368)




	TABLE OF CONTENTS


	PAGE

HIGHLIGHTS

WHAT ARE THE KEY FACTS REGARDING THE FUNDS?
FINANCIAL INFORMATION

WHAT ARE THE FUNDS' KEY FINANCIAL HIGHLIGHTS?



FUND
CHOICES
WHAT FUNDS ARE OFFERED?
        (FUND INVESTMENT OBJECTIVES AND POLICIES)
WHAT INSTRUMENTS DO THE FUNDS INVEST IN?
WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?



PERFORMANCE
HOW IS THE FUNDS' PERFORMANCE CALCULATED?
WHERE CAN I OBTAIN PERFORMANCE DATA?

EXPENSE INFORMATION

WHAT ARE THE FUNDS' EXPENSES?
WHO MAY WANT TO INVEST IN THE FUNDS?
WHEN CAN I PURCHASE SHARES?
WHAT IS THE MINIMUM REQUIRED INVESTMENT?
HOW CAN I PURCHASE SHARES?
WHAT PRICE DO I PAY FOR SHARES?




PURCHASES OF SHARES

WHEN CAN I REDEEM SHARES?
HOW CAN I REDEEM SHARES?
WHAT PRICE DO I RECEIVE FOR SHARES?
WHEN WILL I RECEIVE REDEMPTION MONEY?



REDEMPTIONS (SALES) OF SHARES


HOW ARE THE FUNDS STRUCTURED?
WHO MANAGES AND SERVICES THE FUNDS?
WHAT ARE MY RIGHTS AS A FUND SHAREHOLDER?


STRUCTURE AND MANAGEMENT OF THE FUNDS

WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?
HOW WILL DISTRIBUTIONS BE MADE?
WHAT ARE THE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?

DIVIDENDS, DISTRIBUTIONS AND TAXES

ADDITIONAL INFORMATION

WHERE DO I GET ADDITIONAL  INFORMATION ABOUT MY ACCOUNT AND THE FUNDS?




HIGHLIGHTS

What Are the Key Facts Regarding the Funds?

Q:	What are The Kent Funds?

A:	The Kent Funds (the "Trust") is a family of
open-end management investment companies (commonly known as mutual funds) that offers investors the opportunity to invest in different investment portfolios, each having separate investment objectives and policies. This prospectus describes the Trust's
Short Term Bond Fund, Intermediate Bond Fund and
Income Fund.  See "Fund Choices - What Funds are
Offered?" The Trust also offers the following investment portfolios by separate prospectuses: The
Kent Money Market Fund, The Kent Michigan Municipal
Money Market Fund, The Kent Growth and Income Fund,
The Kent Small Company Growth Fund, The Kent
International Growth Fund, The Kent Index Equity Fund,
The Kent Limited Term Tax-Free Fund, The Kent
Intermediate Tax-Free Fund, The Kent Tax-Free Income
Fund and The Kent Michigan Municipal Bond Fund. To obtain a prospectus for any Kent Fund, please call 1-
800-633-KENT (5368).

Q:	Who advises the Funds?

A:	The Funds are managed by Old Kent Bank ("Old
Kent"), an indirect wholly-owned subsidiary of Old
Kent Financial Corporation ("OKFC"). OKFC is a financial services company with total assets as of December 31, 1995 of approximately $12 billion. See
"Structure and Management of the Funds - Who Manages and Services the Funds?"

Q:	What advantages do the Funds offer?

A:	The Funds offer investors the opportunity to
invest in a variety of professionally managed diversified investment portfolios without having to become involved with the detailed accounting and safekeeping procedures normally associated with direct investments in securities. The Funds also offer the economic advantages of block trading in portfolio securities and the availability of a family of thirteen mutual funds should your investment goals change.

Q:	How does someone buy and redeem shares?

A:	The Funds are distributed by 440 Financial
Distributors, Inc. ("440 Distributors") and are sold in two classes: Investment Shares and Institutional
Shares. Investment Shares can be purchased from any broker-dealer or financial institution which has entered into a dealer agreement with 440 Distributors, or by completing an application and mailing it directly to 440 Distributors with a check, payable to the appropriate Fund, for $1,000 or more, or $100 or more for Individual Retirement Accounts ("IRAs").
Institutional Shares are offered to financial and other institutions for the benefit of fiduciary, agency or custodial accounts. The minimum initial aggregate investment for Institutional Shares is $100,000. The Trust may waive the minimum purchase requirements in certain instances. Institutional
Shares purchasers should call First Data Investor
Services Group, Inc. ("First Data"), the Trust's
Transfer Agent and Administrator, toll-free at 1-800-
633-KENT (5368) for instructions on how to open an account. See "Purchases of Shares."

For information on how to redeem your shares, see
"Redemptions (Sales) of Shares."

Q:	When are dividends paid?

A:	Dividends of each Fund's net investment income
are declared and paid monthly. Net realized capital gains of the Funds are distributed at least annually.
See "Dividends, Distributions and Taxes."

Q:	What shareholder privileges are offered by the
Trust?

A:	Investors may exchange shares of a Fund having a
value of at least $100 for shares of the same class of any other investment portfolio offered by the Trust in which the investor has an existing account. The Trust offers IRAs, which can be established by contacting the Trust's Distributor. The Trust also offers an Automatic Investment Program which allows investors to automatically invest in Investment Shares on a monthly basis. See "Purchases of Shares - How Can I Purchase
Shares?"

Q:	What are the potential risks presented by the
Funds' investment practices?

A:	Investing in the Funds involves the risks common
to any investment in securities.  The net asset value
("NAV") of each Fund's shares will fluctuate with changes in the market value of its portfolio securities. The market value of fixed income securities, which will constitute substantially all of each Fund's investments, will generally vary inversely with changes in prevailing interest rates. Longer term bond funds are generally more sensitive to interest rate changes than shorter term bond funds.
The Funds will invest in investment grade securities or unrated securities deemed to be of comparable quality by Old Kent. Debt obligations rated in the lowest of the top four investment grade categories are considered to have speculative characteristics. The
Funds may also invest up to 15% of their net assets in illiquid securities. For a complete description of the risks associated with each Fund, see "Fund Choices
- What Funds are Offered?" and " - What Are the Risks of Investing in the Funds?"


FINANCIAL INFORMATION

What Are the Funds' Key Financial Highlights?

						Fee Table
The purpose of the fee table is to assist you in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. See "Expense Information" and "Purchases of Shares" for more information regarding such costs and expenses.


                                   SHORT TERM
                                   BOND FUND
                             Investment  Institutional
                               Shares        Shares




SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge on Purchase(1)    4.00%  None
(as a % of offering price)

ANNUAL FUND OPERATING EXPENSES(2)
(as a % of average net assets)

Management Fees                        0.50%  0.50%

12b-1 Fees(3)                          0.15%  None

Other Expenses                         0.26%  0.26%

TOTAL FUND OPERATING EXPENSES          0.91%  0.76%

                            INTERMEDIATE BOND
                                  FUND
                  Investment Shares  Institutional Shares

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge on Purchase(1)   4.00%  None
(as a % of offering price)

ANNUAL FUND OPERATING EXPENSES(2)
(as a % of average net assets)

Management Fees                       0.55%  0.55%

12b-1 Fees(3)                         0.25%  None

Other Expenses                        0.21%  0.21%

TOTAL FUND OPERATING EXPENSES         1.01%  0.76%

                              INCOME FUND

                 Investment Shares  Institutional Shares

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge on Purchase(1)   4.00%  None
(as a % of offering price)

ANNUAL FUND OPERATING EXPENSES(2)
(as a % of average net assets)

Management Fees                       0.60%  0.60%

12b-1 Fees(3)                         0.25%  None

Other Expenses                        0.24%  0.24%

TOTAL FUND OPERATING EXPENSES         1.09%  0.84%

EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming (i) 5% annual return and (ii) redemption at the end of each period:


SHORT TERM BOND FUND

Investment Shares  Institutional Shares

One Year     $ 49        $ 8
Three Years  $ 68        $24
Five Years   $ 88        $41
Ten Years    $146        $92

INTERMEDIATE BOND FUND

Investment Shares  Institutional Shares

One Year     $ 50        $ 8
Three Years  $ 71        $24
Five Years   $ 93        $41
Ten Years    $157        $92

INCOME FUND

Investment Shares  Institutional Shares

One Year     $ 51        $  8
Three Years  $ 73        $ 26
Five Years   $ 97        $ 46
Ten Years    $166        $102

Amounts shown in the example should not be considered a
representation of past or future investment return or expenses;
actual investment return and expenses may be greater or lesser than those shown.
_________________________________________

(1)The sales charge applied to the purchase of a Fund's Investment Shares declines as the amount invested increases. See "Purchases of Shares - What Price Do I Pay For Shares?"

(2)Expense ratios for the Short Term Bond Fund and Intermediate Bond Fund are based on amounts incurred for the fiscal year ended December 31, 1995. Because the Income Fund only commenced operations on March 20, 1995, its expense ratios are based on estimates for the current fiscal year. Sweep, trustee, agency, custody and certain other fees charged by Old Kent and its affiliates to their customers who own shares of the Funds are not reflected in the
fee table.

(3)Investment Shares may pay 12b-1 fees of up to .25% (on an annualized basis). As a result of the payment of sales charges and 12b-1 and certain other
related fees discussed below, long term Investment Class shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").




Financial Highlights

The Financial Highlights presented below have been audited by KPMG Peat
 Marwick LLP,
independent auditors, whose report, together with the financial statements of the Funds,
appears in the Funds' annual report, which can be obtained free of charge by calling 1-
800-633-KENT (5368).  This table should be read in conjunction with the financial
statements and related notes.

Short Term Bond Fund
(For a share outstanding throughout each period)

				Investment Shares	       		Institutional Shares
					December 4, 1992	November 2, 1992
					(Date of Initial	(Commencement
					Public Investment)	of Operations)
		Years Ended December 31,		to December 31,	Years Ended December 31,	to December 31,
	1995		1994	1993	1992	1995	1994	1993	1992
Net Asset Value, Beginning of Period		$9.52	$9.91	$10.02	$9.99	$9.52	$9.91	$9.99	$10.00
Income From Investment Operations:
Net investment income		0.52	0.47	0.38	0.02	0.55	0.48	0.42	0.07
Net realized and unrealized gain (loss) on investments	0.44	(0.37)	(0.08)	0.01	0.43	(0.38)
	(0.09)	(0.01)
     Total from Investment Operations:		0.96	0.10	0.30	0.03	0.98	0.10	0.33	0.06
Less Distributions from:
Net investment income		(0.53)	(0.48)	(0.41)	---	(0.54)	(0.49)	(0.41)	(0.07)
In excess of net investment income		   ---   	(0.01)	   ---   	   ---   	   ---
   	   ***   	   ---   	   ***
     Total Distributions:		(0.53)	(0.49)	(0.41)	  ---  	(0.54)	(0.49)	(0.41)	(0.07)
Net increase (decrease) in net asset value		0.43	(0.39)	(0.11)	0.03	0.44	(0.39)	(0.08)
	(0.01)
Net Asset Value, End of Period		$9.95	$9.52	$9.91	$10.02	$9.96	$9.52	$9.91	$9.99
Total Return for period indicated (a)		10.30%	1.01%	3.04%	0.30%		10.53%	1.03%	3.36%
	0.53%
Ratios/Supplemental Data:
Ratios to Average Net Assets:
   Net investment income		5.40%	4.79%	3.91%	3.31%	(b)	5.60%	4.75%	4.24%	4.05%
(b)
   Operating expenses		0.91%	0.74%	1.24%	0.12%	(c)	0.77%	0.73%	0.81%	0.14%	(c)
Portfolio Turnover Rate		75%	56%	50%	5%		75%	56%	   50%	5%
Net Assets, End of Period (thousands)		$1,634	$1,649	$1,427	$111		$310,680
	$176,765	$255,892	$186,124

Additional financial and performance information is contained in the Funds' annual report, which can be obtained without charge by calling
1-800-633-KENT (5368)

(a)   Calculation does not include sales charge for Investment Shares.
(b)   Annualized.
(c)   Not Annualized.
***  Amount is less than $0.005.


The Financial Highlights presented below have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, together with the financial statements of the Funds, appears in the Funds' annual report, which can be obtained free of charge by calling 1-800-633-KENT (5368). This table should be read in conjunction with the financial statements and related notes.

Intermediate Bond Fund
(For a share outstanding throughout each period)

<CATION>
				Investment Shares	        		Institutional Shares
				  November 25, 1992				November 2, 1992
					(Date of Initial				(Commencement
					Public Investment)				of Operations)
			Years Ended December 31,		to December 31,	Years Ended December 31,	to December 31,
		1995	1994	1993	1992	1995	1994	1993	1992

Net Asset Value, Beginning of Period		$9.32	$10.19	$10.03	$9.98		$9.29	$10.18	$10.00
	$10.00
Income From Investment Operations:
Net investment income 		0.61	0.57	0.47	0.03		0.65	0.56	0.51	0.08
Net realized and unrealized gain (loss) on		0.82	(0.87)	0.34	0.02		0 81	(0.88)
	0.32	***
    investments
Total from Investment Operations:		1.43		(0.30)	0.81	0.05		1.46	(0.32)
	0.83	0.08
Less Distributions from:
Net investment income		(0.61)	(0.54)	(0.46)	---		(0.63)	(0.54)	(0.51)	(0.08)
In excess of net investment income		---	(0.01)	(0.05)	---		---	(0.01)	***
	***
Net realized gain on investments		   ---   	(0.02)	(0.14)	   ---   		   ---
	(0.02)	(0.14)	   ---
     Total Distributions:		(0.61)	(0.57)	(0.65)	  ---  		(0.63)	(0.57)	(0.65)	(0.08)
Net increase (decrease) in net asset value		0.82	(0.87)	0.16	0.05		0.83	(0.89)
	0.18	   ---
Net Asset Value, End of Period		$10.14	$9.32	$10.19	$10.03		$10.12	$9.29	$10.18	$10.00
Total Return for period indicated (a)		15.76%	(3.01)%	8.19%	0.50%		16.18%
	(3.19)%	8.42%	0.83%
Ratios/Supplemental Data:
Ratios to Average Net Assets:
    Net investment income		6.24%	5.94%	4.75%	4.94%	(b)	6.50%	6.03%	5.03%	5.32%	(b)
    Operating expenses		1.01%	0.81%	1.13%	0.16%	(c)	0.77%	0.80%	0.85%	0.15%	(c)
Portfolio Turnover Rate		166%	124%	126%	1%		166%	124%	126%	1%
Net Assets, End of Period (thousands) 		$6,862	$9,196	$4,966	$174		$854,801
	$977,865	$434,264	$203,129

Additional financial and performance information is contained in the Funds'
annual report, which can be obtained without charge by calling 1-800-633-KENT
(5368)

(a)   Calculation does not include sales charge for the Investment Shares.
(b)   Annualized.
(c)   Not Annualized.
***  Amount is less than $0.005.


The Financial Highlights presented below have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, together with the financial statements of the Funds,appears in the Funds' annual report, which can be obtained free of charge by calling 1-800-633-KENT (5368).
This table should be read in conjunction with the financial statements and related notes.

Income Fund
(For a share outstanding throughout each period)

				Investment Shares			Institutional Shares
			March  22, 1995				March 20,1995
			(Date of Initial	  (Commencement
			Public Investment)				 of Operations)
	 		to December 31,				to December 31,
			1995				         1995
Net Asset Value, Beginning of Period			$10.00						$10.00
Income From Investment Operations:
Net investment income			0.52						0.55
Net realized and unrealized gain (loss) on investments		0.91
	0.92
     Total from Investment Operations:			1.43						1.47
Less Distributions from:
Net investment income			(0.52)						(0.54)
Net realized gain on investments			(0.09)						(0.09)
     Total Distributions:			(0.61)						(0.63)
Net increase (decrease) in net asset value			0.82						0.84
Net Asset Value, End of Period			$10.82						$10.84
Total Return for period indicated (a)			14.63%						15.05%
Ratios/Supplemental Data:
Ratios to Average Net Assets:
     Net investment income			  6.40% (b)					6.65% (b)
     Operating expenses			  1.14% (b)					0.91% (b)
Portfolio Turnover Rate			50%						50%
Net Assets, End of Period (thousands) 			  $1,961
$126,056

Additional financial and performance information is contained in the Funds'
annual report, which can be obtained without charge by calling 1-800-633-KENT
(5368)

(a)   Calculation does not include sales charge for the Investment Shares.
(b)   Annualized.


FUND CHOICES

What Funds Are Offered?

The Trust currently offers the 3 fixed income funds described below.

OBJECTIVES AND MATURITIES

The following investment objectives are considered
"fundamental" and may be changed by a Fund only with the approval of its shareholders. Each Fund seeks preservation of capital as a secondary goal.


FUND               INVESTMENT
                    OBJECTIVE              MATURITY

Short Term    Seeks current income      Expected to hold
Bond Fund     by investing primarily    securities with
              in a limited range of     remaining maturities
              investment quality fixed  of five years or less.
              income securities.        Will maintain a dollar-
                                        weighted average
                                        portfolio maturity of
                                        between 1 and 3 years.

Intermediate
Bond Fund    Seeks current income by    Will maintain a dollar-
             investing primarily in a   weighted average portfolio
             broad range of investment  maturity of between 3 and
             quality debt securities    10 years.

Income Fund  Seeks a high level of      Will maintain a dollar-
             current income by          weighted average portfolio
             investing in a broad       maturity of between 7 and
             range of investment        20 years.
             quality debt securities.

INVESTMENT POLICIES

Under ordinary circumstances, each Fund intends to invest at least 65% of its total assets in DEBT SECURITIES. Debt securities are issued in exchange for money borrowed. Debt securities, other than securities known as zero coupon bonds, pay interest at set times, at either a fixed (set) rate or a variable (changing) rate. Debt securities purchased by the Funds may include corporate debt obligations, U.S. Government securities, stripped securities, variable and floating rate securities, mortgage-backed securities, custodial receipts for Treasury certificates, zero-coupon bonds, asset-backed securities, equipment trust certificates and so-called "derivative securities." Each Fund may also invest a portion of its assets in bonds convertible into common stock.

Debt securities in which the Funds may invest will be rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") (for example, BBB or higher by Standard & Poor's Ratings Group ("S&P"), or Baa or higher by Moody's Investors Service, Inc. ("Moody's")) or, if unrated, will be deemed to be of comparable quality by Old Kent. Obligations rated in the fourth highest rating category are considered to have speculative characteristics. See Appendix A to the SAI for a description of applicable S&P, Moody's and other NRSRO ratings.

When a Fund buys debt securities, Old Kent will consider the NRSRO ratings assigned to such securities. In making its investment decisions, Old Kent will also consider many factors other than current yield, including the preservation of capital, the potential for realizing capital appreciation, maturity and yield to maturity. Each Fund will adjust its investments in particular securities or in types of securities in response to Old Kent's appraisal of changing economic conditions and trends. A Fund may sell one security and purchase another security of comparable quality and maturity to take advantage of what Old Kent believes to be short-term differentials in market values or yield disparities. Subsequent to its purchase by a Fund, a security rated in one of the top four rating categories may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Old Kent will consider such an event in determining whether the Fund should continue to hold the security.

What Instruments Do the Funds Invest In?

The Funds may also invest in the securities and use the investment techniques described below. Each of these securities and techniques is described in more detail under "Investment Policies" in the SAI.

Each Fund may purchase U.S. GOVERNMENT OBLIGATIONS, which are obligations issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such instruments include U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than 10 years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association and many other U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United
States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

The Funds will purchase CORPORATE DEBT SECURITIES, which include corporate bonds, debentures, notes and other similar corporate debt instruments.

The Funds may purchase rated and unrated VARIABLE AND FLOATING RATE INSTRUMENTS. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rate. A Fund may purchase variable and floating rate instruments with stated maturities in excess of its maturity limitations provided that the Fund may demand payment of the principal of the instrument at least once within the applicable maturity limitation on not more than thirty days' notice (unless the instrument is issued or guaranteed by the U.S. Government or an agency or instrumentality thereof). Unrated instruments will be determined by Old Kent to be of comparable quality at the time of purchase to rated instruments eligible for purchase by the Funds. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Fund to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise demand rights, and a Fund could, for these or other reasons, suffer a loss with respect to such instruments.

When Old Kent determines that market conditions are appropriate, each Fund may, for temporary defensive purposes, invest up to 100% of its assets in MONEY MARKET
INSTRUMENTS, which are high-quality, short-term instruments including, among other things, commercial paper, bankers' acceptances, negotiable certificates of deposit, short-term corporate obligations which are rated A or better by S&P or Moody's and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. Each Fund may also shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by Old Kent for temporary defensive purposes. If a Fund is investing defensively, it will not be pursuing its investment objective.

The Funds may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, a Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within 7 days, at a set price. The seller agrees to set aside collateral equal to the price it has to pay during the term of the agreement. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation. The Funds will not enter into repurchase agreements with Old Kent or its affiliates. Each Fund may also borrow money for temporary purposes by entering into REVERSE REPURCHASE AGREEMENTS. Under these agreements, a Fund sells portfolio securities to financial institutions and agrees to buy them back later at an agreed upon time and price.

The Funds may buy shares of registered MONEY MARKET INVESTMENT COMPANIES. The Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses.

The Funds may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Funds for the use of the securities. The borrower must set aside cash or liquid high-grade debt securities equal to the value of the securities borrowed at all times during the term of the loan. Loans may not exceed one-third of the value of a Fund's total assets. Risks involved with such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower declares bankruptcy.

The investment policies discussed above are not "fundamental" policies and may be changed by the Board of Trustees without shareholder approval. However, the Funds also have in place certain fundamental investment limitations that cannot be changed for a Fund without the approval of a majority of that Fund's outstanding shares. Some of these limitations are summarized below. A complete list of the fundamental investment limitations for the Funds is contained in the SAI.

1. With respect to 75% of each Fund's total assets, the Funds cannot invest more than 5% of their respective total assets in any one issuer (other than the U.S. Government, its agencies and instrumentalities). In addition, the Funds cannot invest more than 25% of their respective total assets in a single industry. These restrictions require the Funds to be more diversified in order to lower the risk to a Fund of an economic setback for any one issuer or in any one industry.

2. Each Fund may only borrow money for temporary or emergency purposes, and such borrowing is limited to an amount not greater than one-third of the Fund's net assets, provided that while borrowings from banks exceed 5% of a Fund's net assets, any such borrowings will be repaid before additional investments are made. The limits on the amount each Fund can borrow prevents the Fund from significantly leveraging its assets.

3. Each Fund may not invest more than 15% of its net assets in illiquid securities. Typically, there is no ready market for such securities, which inhibits a Fund's ability to sell the securities and to obtain values for the securities.

What Are the Risks of Investing in the Funds?

Investing in the Funds may be less risky than investing in individual debt instruments due to the diversification of investing in a portfolio containing many different debt instruments. The Funds invest mostly in debt instruments, whose values typically rise when interest rates fall and fall when interest rates rise. Bonds with shorter maturities (time period until repayment) tend to be less affected by interest rate changes, but generally offer lower yields than bonds with longer maturities. Current yield levels should not be considered representative of yields for any future time. Securities with variable interest rates and derivative securities may exhibit greater price variations than ordinary securities.

By itself, no Fund constitutes a balanced investment program. There is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment. When you sell your shares in the Funds, they may be worth more or less than the amount you paid.

PERFORMANCE

How is the Funds' Performance Calculated?

There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for the Investment Shares and the Institutional
Shares.

One method is to show a Fund's total return. CUMULATIVE TOTAL RETURN is the percentage change in the value of $1,000 invested in the Fund over a stated period of time and takes into account reinvested dividends and the payment of the maximum sales charge (4%) on Investment Shares. Although cumulative total return most closely reflects the actual performance of a Fund, a shareholder who opts to receive dividends in cash, or an Investment class shareholder who paid a sales charge lower than 4%, will have a different return than the reported performance. AVERAGE ANNUAL TOTAL RETURN refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of that amount, taking into account reinvested dividends and the payment of the maximum sales charge (4%) on Investment Shares.

The Funds may also publish their CURRENT YIELD, which is the net investment income generated by a share of a Fund during a 30-day period divided by the maximum offering price on the 30th day. "Maximum offering price" includes the sales charge for Investment Shares.

Investment Shares may be purchased with a sales load and may have higher fees and expenses than Institutional Shares, so the yield and total return of Investment Shares will be lower than that of Institutional Shares. The Funds may sometimes publish total returns that do not take into account sales charges and such returns will be higher than returns which include sales charges. You should be aware that (i) past performance does not indicate how a Fund will perform in the future and (ii) each Fund's return and NAV will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investments in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds prepared by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money
Magazine, Forbes, Barron's, The Wall Street Journal and The
New York Times) or in local or regional publications.  Each
Fund may also compare its total return to indices such as the S&P 500, the Merrill Lynch Bond indices, and Lehman
Brothers Bond indices. These indices show the value of selected portfolios of stocks (assuming reinvestment of dividends) which are not managed by a portfolio manager.
The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. government.

Where Can I Obtain Performance Data?

The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated December 31 of each year (the Trust's fiscal year end) and semi-annual report dated June 30 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call 1-800-633-KENT (5368).

EXPENSE INFORMATION

What Are the Funds' Expenses?

A pro rata portion of the Trust are allocated to the Fund you own and to the particular class of shares you own and will be reflected in the value of your shares. Such expenses are not paid directly by shareholders.

TRUST EXPENSES. Expenses charged at the Trust level include fees paid to Trustees, legal counsel and auditors and administration fees. First Data is entitled to receive, for its administration services, an annual fee equal to 0.20% of the aggregate net assets of all funds in the Trust up to $5 billion; 0.18% of the Trust's aggregate net assets between $5 and $7.5 billion; and 0.15% of the Trust's aggregate net assets over $7.5 billion.

FUND EXPENSES. Most expenses will be charged at the Fund level, including investment advisory fees, Securities and Exchange Commission registration fees, transfer agency fees, custody fees, brokerage commissions, interest charges and taxes. Old Kent is entitled to receive from each Fund, and received from each Fund during the fiscal year ended December 31, 1995, an annual advisory fee at the following rates based on each Fund's average daily net assets: Short Term Bond Fund, 0.50%; Intermediate Bond Fund, 0.55%; and Income Fund, 0.60%. Old Kent may rebate advisory fees to certain institutional customers in accordance with Federal and state law.

CLASS EXPENSES. Expenses allocated at the class level include printing and mailing expenses and expenses payable under the Funds' Distribution Plans. The Distribution Plans provide that each Fund may spend, in one year, up to 0.25% of the average daily net assets of the Fund's Investment Shares to finance sales activities of the Investment Shares, including marketing and advertising shares, maintaining account records, issuing confirmation statements and providing sub-accounting. Banks, broker-dealers and other organizations may also receive payments for providing support and/or distribution services to the Funds' shareholders who are their customers. Federal banking law currently limits the securities activities of banks. If a bank was not allowed to provide support and/or distribution services, the Fund would find another organization to provide such services and no shareholder should suffer any financial loss. The Funds do not reimburse 440 Distributors, the Funds' distributor, for any distribution expenses in excess of the payments received by 440 Distributors under the Distribution Plan or for its overhead expenses.

PURCHASES OF SHARES

Who May Want to Invest in the Funds?

Investment Shares may be purchased by individual investors and Institutional Shares may be purchased only by financial and other institutions for the benefit of fiduciary, agency or custodial accounts. The Funds, which are bond funds (also known as fixed income funds), are designed for investors who desire potentially higher returns than more conservative fixed rate investments or money market funds and who seek current income. When you choose among the Funds, you should consider both the expected yield of the Fund and potential price changes in the Fund's share price. The yield and potential price changes of a Fund's shares depend on the quality and maturity of the obligations in its portfolio, as well as on other market conditions (see "Performance - How Is the Funds' Performance Calculated?").

When Can I Purchase Shares?

Shares can be purchased on any day that both the NYSE and Bankers Trust Company, the Funds' custodian, are open for business.

What is the Minimum Required Investment?

An investor must initially invest at least $1,000 ($100 for IRAs) in Investment Shares and at least $10,000 in Institutional Shares. Subsequent investments may be made in any amount. The investment minimums may be waived for purchases by employees of Old Kent, participants in tax-sheltered plans and certain qualified retirement accounts.

How Can I Purchase Shares?

INVESTMENT SHARES

For your convenience, the Funds offer a wide variety of methods to purchase Investment Shares.

*	Through a Broker.  Any broker authorized by 440
Distributors, the Funds' distributor, can sell you
Investment Shares of the Funds. Please note that such brokers may charge you fees for their services.

*	By Mail.  You may open an account by mailing a
completed application and a check (payable to the applicable
Fund) to:

	The Kent Funds
	c/o 440 Distributors
	4400 Computer Drive
	P.O. Box 5107
	Westboro, MA  01581-5107

*	By Telephone.  You should call 1-800-633 KENT (5368)
to open an account and electronically transfer money to the account, followed by a completed application.

*	By Check.  Subsequent purchases of Investment Shares
can be made by mailing a check to the address listed above.

*	By Federal Funds Wire.  Subsequent purchases of
Investment Shares can be made via a federal funds wire sent to Fleet Bank for credit to a particular Fund. You should call 1-800-633-KENT (5368) for complete wire instructions.
You should be aware that banks may charge fees for sending wires. 440 Distributors has the right to charge fees for receiving wires, although it does not currently do so.

*	By Electronic Funds Transfer (For subsequent purchases
only). Call 1-800-633-KENT (5368) to request a purchase to be made or for the forms to establish Electronic Fund
Transfer

*	Through an Automatic Investment Plan

*	Call 1-800-633-KENT (5368) to establish an Automatic
Investment Plan.
*	Invest at least $1,000 in an Investment Share account.
*	On the 5th day of each month, your checking account
will be debited (minimum of $50) and Investment Shares will be purchased and held in your account.

	To change the amount invested each month in Investment Shares, or to stop the Automatic Investment Plan, call 1-800-633-KENT, or write to: The Kent Funds, c/o 440 Distributors, 4400 Computer Drive, P.O. Box 5107, Westboro,
MA 01581-5107 at least 5 days before a scheduled investment.

*	Through Direct Deposit
	You may authorize direct deposit of your payroll, Social Security or Supplemental Security Income checks.

*	Through a Tax-Sheltered Plan
	Investment Shares of the Funds may be purchased through IRAs and Rollover IRAs, which are available through the Distributor. For details and application forms, call
The Kent Funds at 1-800-633-KENT (5368) or write The Kent
Funds, c/o 440 Distributors, 4400 Computer Drive, P.O. Box
5107, Westboro, MA 01581-5107.

INSTITUTIONAL SHARES

You can purchase Institutional Shares by taking the following steps:

*	To open an account, call 1-800-633-KENT (5368) to
obtain an account or wire identification number.
*	Place a purchase order for shares by telephoning the
number above.
*	Wire federal funds to Fleet Bank no later than the day
after the purchase order is placed.

You should note that (i) a purchase of Institutional Shares will not be completed until Fleet Bank receives the purchase price and (ii) banks may charge for wiring federal funds to Fleet Bank. You may obtain information on how to wire funds from any national bank and certain state banks.

EXCHANGE PRIVILEGE

You may acquire Investment or Institutional Shares of a Fund (the "new fund") by exchanging shares of another investment portfolio offered by the Trust (the "old fund") for shares of the new fund. Shares of the new fund will be of the same class as the old fund. In effect, you would be redeeming (reselling to the fund) shares of the old fund and purchasing shares of the new fund. To determine the price at which shares are redeemed, see "What Price Do I Receive for Shares?" and to determine the price at which shares are purchased, see "What Price Do I Pay for Shares?"

*	Call 1-800-633-KENT (5368) or write to:  The Kent
Funds, c/o 440 Distributors, 4400 Computer Drive, P.O. Box
5107, Westboro, MA 01581-5107 to obtain a prospectus for the new fund prior to the exchange.

*	Call or write as indicated in * above to place an
order to exchange shares. Purchases of new funds must meet the minimum purchase requirement of that fund. If the order to exchange shares is placed prior to or at 4:00 p.m. Eastern Standard Time on any business day, the order will be executed on the day received, and if the order is placed after 4:00 p.m. Eastern Standard Time, the order will not be executed until the next business day.

*	If a shareholder does not have an account with the new
fund, a new account will be established with the same reinvestment options for distributions as the account for the old fund, unless the shareholder writes to the new fund to change the option.

Important Information About Exchanges
If shares of a Fund are purchased by check, such shares cannot be exchanged for 15 days. The Trust may disallow exchanges of shares if a shareholder has made more than 5 exchanges between investment portfolios offered by the Trust in a year, or more than 3 exchanges in a calendar quarter. Although unlikely, the Trust may reject any exchanges or the Funds may change or terminate rights to exchange shares. The exchange privilege is available only in states where shares of the new fund may be sold.

No sales charge is imposed when Investment Shares on which a shareholder previously paid a sales charge are exchanged for Investment Shares of another investment portfolio. However, a sales charge will be imposed on exchanges of Investment Shares purchased without a sales charge (i.e., money market portfolio shares) for Investment Shares of a Fund which imposes a sales charge. In order to make an exchange, shareholders will be required to maintain the applicable minimum account balance in each investment portfolio of the Trust in which shares are owned.

Institutional Shares of a Fund may be exchanged for
Investment Shares of the same Fund when the Institutional
Shares are distributed to the underlying beneficial owners
of trust accounts, 401(k) plans and other fiduciary or
agency accounts.  No sales charge is imposed in connection
with such an exchange.
_________________________________________

Investors should note that each Fund has the right to stop offering its shares, to reject purchase orders and to suspend the exchange privilege, although such actions are unlikely. 440 Distributors may require additional documents prior to accepting a purchase, redemption or exchange.


Shareholder Services
For further information on all shareholder services, call
The Kent Funds
toll-free at 1-800-633-KENT (5368)
 or write to
The Kent Funds
c/o 440 Distributors
4400 Computer Drive
P.O. Box 5107
Westboro, MA  01581-5107

What Price Do I Pay For Shares?

Investment Shares are sold at the "net asset value next determined" by the Fund plus any "applicable sales charge" and Institutional Shares are sold at the "net asset value next determined" by the Fund. These terms are explained below. You should be aware that broker-dealers (other than the Funds' distributor) may charge investors additional fees if shares are purchased through them.

NET ASSET VALUE. Except in certain limited circumstances, at 4:00 p.m. on each day the NYSE is open for trading each Fund determines its NAV. NAV is calculated separately for the Investment Shares and Institutional Shares of each Fund. The "net asset value next determined" is the NAV calculated at 4:00 p.m. on the day a purchase order for shares is received, if the purchase order is received prior to or at 4:00 p.m., and is the net asset value calculated at 4:00 p.m. on the next business day, if the purchase order is received after 4:00 p.m. The NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses allocated to that class, and dividing the result by the number of shares of that class outstanding. When market quotations are readily available, the Funds' assets are valued at market value. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. All other assets are valued at fair value as determined by or under the direction of the Board of Trustees. The Funds may use pricing services to help determine the fair value of securities.

APPLICABLE SALES CHARGE. Except in the circumstances described below, a sales charge must be paid at the time of purchase of Investment Shares. The more Investment Shares an investor purchases, the lower the percentage of the sales charge will be, as the table below indicates.



AMOUNT OF PURCHASE   AS A % OF OFFERING   AS A % OF NET
                           PRICE*             AMOUNT
                                            INVESTED**


Under $100,000              4.00%             4.17%

$100,000 - $249,999         3.00%             3.10%

$250,000 - $499,999         2.00%             2.04%

$500,000 - $999,999         1.00%             1.01%

$1,000,000 and over         0.75%             0.76%


			 *Maximum reallowance to dealers.
			**Rounded to the nearest one-hundredth
percent.

For instance, if you wish to invest $275,000 in a Fund, you would pay to the Fund $275,000 plus $5,610 (2.04% of $275,000).

Certain investors may reduce the percentage of sales charge they pay for Investment Shares by purchasing shares of more than one investment portfolio of the Trust ("Portfolio") at the same time, by purchasing additional shares of Portfolios in the future or by agreeing to invest a certain amount in the Portfolios during a 13-month period, as described below. Call the Trust at 1-800-633-KENT (5368) to determine if you qualify for such reductions.

Concurrent Purchases. If you purchase Investment Shares of more than one Portfolio that is subject to a sales load at the same time, you may be able to total the amount being invested in all Portfolios at that time to determine the sales charge payable. For example, if you concurrently invested $100,000 in the Intermediate Bond Fund and $50,000 in the Income Fund, the sales charge assessed would be 3% of $150,000, or $4,500.

Rights of Accumulation. If you buy additional Investment Shares of a Fund, then you may be able to total the amount of money currently being invested and the current value of previously purchased shares of a Portfolio (other than the Money Market Fund or the Michigan Municipal Money Market
Fund) still held to determine the amount of sales charge payable. For example, if you had previously purchased 10,000 shares of the Income Fund and still held 5,000 shares of that Fund on a day when you purchased an additional 20,000 shares of the Fund and the Fund's NAV was $10 per share, you would pay a sales charge of 2% (the applicable rate on a $250,000 purchase) on the $200,000 worth of new shares being purchased, or $4,000. To take advantage of the rights of accumulation, you must contact 440 Distributors at 1-800-633-KENT (5368) at the time of purchase. The Trust may change or terminate rights of accumulation at any time.

Letter of Intent. If you intend to make several investments in one or more Portfolios over time, you may wish to complete the Letter of Intent section of your new account application. By doing so, you agree to invest a certain amount in one or more of the Portfolios over a 13-month period. Each investment in a Portfolio during the 13 months would then be subject to the sales charge applicable to the total amount to be invested under the Letter of Intent in Portfolios that charge a sales load. For example, if you stated in your application your intent to invest $275,000 in one or more Portfolios that charge a sales load but you only invested $75,000 at the time you completed your application, then you would pay a sales charge of 2% of $75,000, or $1,500, which is half of the 4% sales charge that you would otherwise have paid on such investment. The Letter of Intent may be back-dated up to 90 days so that any investments made in any of the Portfolios (other than in the Money Market Fund and the Michigan Municipal Money Market Fund) during the preceding 90-day period can be applied toward fulfillment of the Letter of Intent (although there will be no refund of sales charges paid during the 90-day period). You should inform 440 Distributors that you have a Letter of Intent each time you make an investment.

You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. Shares representing 5% of the dollar amount specified in the Letter of Intent will be held in escrow. Such shares will not be available for redemption, transfer or pledge until the Letter of Intent is completed or the higher sales charge paid. If the intended investment is not completed and you do not pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made within 20 days after written request by 440 Distributors or its dealer, 440 Distributors will redeem an appropriate number of escrowed shares and release the balance of escrowed shares to you. You are entitled to all income and capital gains distributions paid with respect to the escrowed shares.

Other. Sales charges may be waived entirely for investors who transfer balances from mutual fund companies other than the Trust during certain promotional periods announced by 440 Distributors. In addition, sales charges will not be payable by (1) current full-time and part-time employees, retired employees and Directors of OKFC and its subsidiaries; (2) Trustees of the Trust; (3) registered representatives of firms which have dealer or broker agreements with 440 Distributors relating to Investment
Shares; and (4) spouses and dependent children of the individuals listed in (1) - (3) above; (5) OKFC or one of its subsidiaries, acting on behalf of fiduciary customer accounts and any other account maintained by a trust department; (6) employees of First Data and 440
Distributors; and (7) participants in certain qualified retirement plans.


For further information about sales charge reductions and waivers and the programs described above, call toll-free at 1-800-633-KENT (5368) or write to
The Kent Funds, c/o 440 Distributors,
4400 Computer Drive
P.O. Box 5107
Westboro, MA 01581-5107



REDEMPTIONS (SALES) OF SHARES

When Can I Redeem Shares?

You can redeem shares on any day that the NYSE is open for trading. Shares will not be redeemed by a Fund unless all required documents have been received by 440 Distributors.
A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the Securities and Exchange
Commission orders the Fund to stop redemptions. If you intend to redeem shares worth more than $1,000,000, you should notify the Fund at least one day in advance.

How Can I Redeem Shares?

INVESTMENT SHARES

*	By Mail.  You may mail your redemption notice to:

The Kent Funds
c/o 440 Distributors
4400 Computer Drive
P.O. Box 5107
Westboro, MA  01581-5107

The redemption notice should state the amount of money or number of shares to be redeemed, and the account name and number. If a stock certificate has been issued to you, you must endorse (sign the back of) the stock certificate and return it to the Fund together with the written redemption notice.


Important Information Regarding Stock Certificates and Redemption Notices for Investment Shares
Signatures on all redemption notices and stock certificates must be guaranteed by a U.S. stock exchange member, a U.S. commercial bank or trust company and other entities approved by 440 Distributors, unless the amount redeemed is less than $50,000 and the account address has been the same for at least 90 days. The Funds can change the above requirements or require additional documents at any time.


*	By Telephone.  You can redeem up to $50,000 worth of
Investment Shares by calling    1-800-633-KENT (5368).  If
the amount redeemed is less than $2,500, then a check will be mailed to you and if equal to or greater than $2,500, then the proceeds will be mailed or sent by wire or electronic funds transfer to the bank listed on your account.

*	Through a Broker.  Investment Shares can be redeemed
through a broker. The broker should send the redemption notice and any other required documents to 440 Distributors, which will send the proceeds to the broker or directly to you, at your option, within 3 days after receiving proper documents. 440 Distributors does not charge a fee for this service, but the broker might.

*	Through an Automatic Withdrawal Plan.  Under the Plan,
a shareholder with an account worth at least $10,000 may redeem, either monthly or quarterly, fixed dollar amounts of Investment Shares. Each payment must be at least $100 and can be no more than 1.5% per month, or 4.5% per quarter, of the value of the shareholder's Investment Shares when the Automatic Withdrawal Plan was opened. The proceeds can be mailed or sent by electronic funds transfer to the bank listed on your account.

INSTITUTIONAL SHARES

You can redeem Institutional Shares by mail, by telephone or through a broker by following the procedures described for Investment Shares. Redemption proceeds will be wired in federal funds only to the commercial bank and account number listed on your account application. To change the bank account, you should call the Funds at 1-800-633-KENT (5368) and request the appropriate form.

GENERAL REDEMPTION INFORMATION



During periods of unusual market activity it may be difficult to reach the Funds by telephone. In such cases, shareholders should follow the procedures for redeeming by mail or through a broker. Neither the Trust nor any of its service providers will be liable for following telephone instructions reasonably believed to be genuine unless it acts with willful misfeasance, bad faith or gross negligence. In this regard the Trust and its transfer agent require personal identification before accepting a telephone redemption. To the extent that the Trust fails to use reasonable procedures as a basis for its belief that telephone instructions are genuine, it and/or its service providers may be liable for instructions that prove to be fraudulent and unauthorized.

Each Fund reserves the right to redeem an account if its value falls below $1,000 ($100 for IRA accounts) for Investment Shares and $100,000 for Institutional Shares as a result of redemptions (but not as a result of a decline in net asset value). A shareholder will be notified in writing and allowed 60 days to increase the value of the account to the minimum investment level.

What Price Do I Receive for Shares?

You will receive the NAV next determined for each share you wish to redeem. See "Purchases of Shares - What Price Do I
Pay for Shares?" for an explanation of how the NAV next determined is calculated.


When Will I Receive Redemption Money?

Redemption proceeds are typically sent to shareholders within 3 business days after a request for redemption is made. You should be sure that you submit all proper documents for redemption; otherwise, the payment of redemption proceeds may be delayed. You may call the Funds at 1-800-633-KENT (5368) to be sure that you have proper documents for redemption. If you purchase shares with a check and try to redeem shares a short time later, the Fund may delay paying redemption proceeds until the check has been collected, although the amount to be paid for the shares will be calculated when the redemption notice is received. The delay could take 15 days or more. To avoid a delay in receiving redemption proceeds, you should purchase shares through a bank wire or electronic funds transfer. Information on wires can be obtained from all national and many state banks.

STRUCTURE AND MANAGEMENT OF THE FUNDS

How Are the Funds Structured?

The Trust is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Trust was organized on May 9, 1986 as a Massachusetts business trust. The Trust is governed by a Board of Trustees. The Trustees are responsible for the overall management of the Trust and retain and supervise the Funds' Adviser, Administrator, Distributor, Transfer Agent and Custodian. Currently, the Trust has thirteen portfolios, each of which offers 2 classes of shares.

Who Manages and Services the Funds?

INVESTMENT ADVISER. The Funds are advised by Old Kent, an indirect wholly-owned subsidiary of OKFC, which is a financial services company with total assets as of December
31, 1995 of approximately $12 billion. Old Kent provides investment advice to the Funds under a contract with the Funds.

Old Kent's Investment Department employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. Old Kent has provided investment advisory services to individual and corporate trust accounts for over 100 years. Old Kent is located at One Vandenberg Center, Grand Rapids, MI 49503. Through offices in Michigan, Florida and Illinois, OKFC and its subsidiaries provide a broad range of financial services to individuals and businesses. Old Kent currently has the right to vote a majority of the Trust's outstanding shares on behalf of its underlying customer accounts and therefore it is considered to be a controlling person of the Trust.

Old Kent has committed several portfolio managers to the day-to-day management of the Funds. Joseph T. Keating, a Senior Vice President in the Investment Management Group, is responsible for developing and implementing the Funds' investment policies. Mr. Keating has over 20 years of investment experience and has served in various management positions with Old Kent for the past 9 years. Allan J. Meyers, a Vice President in the Investment Management Group, is Director of fixed income funds and the portfolio manager of the Short Term Bond Fund. He has managed the Fund since its inception. Mr. Meyers has over 12 years of investment experience with Old Kent. Mitchell L. Stapley, a Vice President in the Investment Management Group, is responsible for fixed income investments and the portfolio manager of the Intermediate Bond and the Income Funds, which he has managed since inception. Mr. Stapley has over 9 years of investment experience with Old Kent.

Old Kent selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. Old Kent may consider as a factor the number of shares of a Fund sold by the broker-dealer. The broker-dealers may be affiliated with the Trust or its service providers or their affiliates subject to any limitations imposed by applicable securities laws and regulations.

ADMINISTRATOR. First Data provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. First Data also acts as the transfer agent and dividend paying agent of the Funds. First Data is located at One Exchange Place, Boston, Massachusetts 02109.

DISTRIBUTOR. 440 Distributors is the distributor of the Funds' shares and is paid a sales charge on the sale of Investment Shares, described under "Purchases of Shares - What Price Do I Pay For Shares?" The Distributor may reallow all or a portion of the sales charge to a broker-dealer. The second column under the table labeled "Applicable Sales Charge" shows the maximum amount of the reallowance. The Distributor may, from time to time, provide promotional incentives to certain dealers whose representatives have sold or are expected to sell significant amounts of Investment Shares. The Distributor may provide written information to dealers with whom it has dealer agreements that relate to sales incentive campaigns conducted by such dealers for their representatives. In addition, the Distributor may similarly provide financial assistance in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent that they are prohibited by the laws of any state or any self-regulatory agency, such as the NASD. Dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters as that term is defined under the Securities Act of 1933.

What Are My Rights as a Fund Shareholder?

As a shareholder of a Fund, you have the right to vote on certain matters affecting the Fund, such as elections of Trustees and approval of advisory contracts and distribution arrangements. The Funds will not have annual shareholder meetings, but special meetings may be held at the request of investors holding 10% of the shares for the purpose of removing a Trustee. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote only on matters affecting the Trust as a whole and your particular Fund and class of shares, and not on matters only affecting other Funds or classes of shares. You should be aware that under Massachusetts law it is possible that a shareholder may be personally liable for the Fund's obligations. If a shareholder were required to pay a debt of a Fund, however, the Fund has committed to reimburse the shareholder in full from its assets.



DIVIDENDS, DISTRIBUTIONS AND TAXES

When Will I Receive Distributions From the Funds?

Each Fund will distribute substantially all of its net investment income and long-term capital gains to shareholders each year. Each Fund will declare and pay dividends monthly. Each Fund will distribute realized long-term capital gains, if any, once a year. You should be aware that each time a distribution is made from a Fund, the Fund's net asset value is reduced by the amount of the distribution. Therefore, if you buy shares just before a distribution is made, you will pay full price for the shares and then receive a portion of the price back as a taxable distribution.

How Will Distributions Be Made?

Dividend and capital gains distributions will be paid in additional shares of the Funds. If you wish to receive distributions in cash, notify the Fund at 1-800-633-KENT
(5368) and a check will be mailed to you each time a distribution is made. Your distributions may also be sent by electronic funds transfer directly to your designated bank account. Shareholders in IRA accounts and participants in certain tax-qualified plans cannot receive distributions in cash.

What Are the Tax Implications of My Investments in the
Funds?

Income dividends by each Fund will be taxable to you as ordinary income, unless you are exempt from Federal income taxes. Capital gains distributions will be taxed to you as long-term capital gains (regardless of how long you have held the shares). Please note that the above tax treatment applies regardless of whether you receive your distributions in cash or in additional shares. Federal income taxes for distributions to an IRA or to a qualified retirement plan are deferred. Income dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the distributing Fund from domestic corporations for the year. Any distribution that is declared in October, November or December but not actually paid until January of the following year will be taxable in the year declared. When you redeem, transfer or exchange shares, you may have a taxable gain or loss depending on whether the price you receive for the shares has a value higher or lower than your tax basis in the shares. If you hold shares for six months or less, and during that time you received a capital gain dividend, any loss you realize on the sale of those shares will be treated as a long-term loss to the extent of the earlier distribution. You will receive from each Fund in which you are a shareholder shortly after the end of each year a statement of the amount and nature of distributions made to you during the year. You will also receive a confirmation statement shortly after disposing of shares showing the amount and value of the disposition.

Because the Funds each intend to qualify as a "regulated investment company" under the Internal Revenue Code, they generally will not be required to pay Federal income taxes on their income and capital gains.

You should note that in certain cases (i) the Funds will be required to withhold 31% of dividends or sale proceeds otherwise due to you and (ii) in addition to Federal taxes, state and local taxes may apply to transactions in shares.



This section contains a brief summary of the tax implications of ownership of the Funds' shares. A lengthier description of taxes is contained in the SAI. You should consult your tax adviser regarding the impact of owning the Funds' shares on your own personal tax situation, including the applicability of any state and local taxes.

ADDITIONAL INFORMATION

Where Do I Get Additional Information About My Account and the Funds?

For more information, call the Funds at 1-800-633-KENT
(5368) or write to the Funds at:

The Kent Funds
c/o 440 Distributors
4400 Computer Drive
P.O. Box 5107
Westboro, MA  01581-5107



Except as otherwise stated in this prospectus or required by law, the Trust reserves the right to change the terms of any offer stated in this prospectus without shareholder approval, including the right to charge certain fees for services provided. No person has been authorized to give any information or to make any representation not contained in this prospectus, or in the SAI, in connection with the offering made by this prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their Distributor. This prospectus does not constitute an offering by the Funds or by their Distributor in any jurisdiction in which such offering may not lawfully be made.




   THE KENT FUNDS
Prospectus
Dated May 1, 1996

THIS PROSPECTUS RELATES TO THE FOLLOWING EQUITY FUNDS (THE
"FUNDS"):



THE KENT GROWTH AND
INCOME FUND
SEEKS LONG-TERM CAPITAL
GROWTH WITH CURRENT INCOME
AS A SECONDARY OBJECTIVE.
THE FUND PRIMARILY INVESTS
IN COMMON STOCK OF U.S.
COMPANIES WITH A NET
CAPITALIZATION OF AT LEAST
$100 MILLION WHICH ARE
LISTED ON THE NEW YORK STOCK
EXCHANGE ("NYSE").

THE KENT
INTERNATIONAL
GROWTH FUND
SEEKS LONG-TERM CAPITAL
APPRECIATION.  THE FUND
PRINCIPALLY INVESTS IN
EQUITY SECURITIES OF ISSUERS
LOCATED IN AT LEAST THREE
FOREIGN COUNTRIES.


THE KENT SMALL
COMPANY
GROWTH FUND
SEEKS LONG-TERM CAPITAL
APPRECIATION.  THE FUND
PRINCIPALLY INVESTS IN
COMPANIES WHOSE SECURITIES
ARE TRADED IN THE U.S.
SECURITIES MARKETS AND WHOSE
MARKET CAPITALIZATIONS ARE
LESS THAN $1 BILLION.



THE KENT INDEX
EQUITY FUND
SEEKS INVESTMENT RESULTS
WHICH REPLICATE THE CAPITAL
PERFORMANCE AND DIVIDEND
INCOME OF THE STANDARD &
POOR'S 500 COMPOSITE STOCK
PRICE INDEX ("S&P 500").


________________________________

This Prospectus contains information that a prospective investor should know before investing. Investors should read and retain this Prospectus for future reference. The Kent Funds has filed a Statement of Additional Information ("SAI") dated May 1, 1996 with the Securities and Exchange Commission, which is incorporated by reference into this Prospectus. For a free copy of the SAI, or for other information about the Funds, write to the address or call the telephone number listed below.

Shares of the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, the Funds' investment adviser or any of its affiliates, and are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in mutual fund shares involves risk, including the possible loss of principal. Old Kent Bank receives fees from the Funds for advisory and certain other services.

__________________________________________________




The Kent Funds
4400 Computer Drive
P.O. Box 5107
Westboro, MA 01581-5107
Call Toll-Free For Shareholder Services:
1-800-633-KENT (5368)
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




	TABLE OF CONTENTS

PAGE

HIGHLIGHTS

WHAT ARE THE KEY FACTS REGARDING THE FUNDS?
FINANCIAL INFORMATION

WHAT ARE THE FUNDS' KEY FINANCIAL HIGHLIGHTS?



FUND
CHOICES
WHAT FUNDS ARE OFFERED?
        (FUND INVESTMENT OBJECTIVES AND POLICIES)
WHAT INSTRUMENTS DOES EACH FUND INVEST IN?
WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?



PERFORMANCE
HOW IS THE FUNDS' PERFORMANCE CALCULATED?
WHERE CAN I OBTAIN PERFORMANCE DATA?

EXPENSE INFORMATION

WHAT ARE THE FUNDS' EXPENSES?

WHO MAY WANT TO INVEST IN THE FUNDS?
WHEN CAN I PURCHASE SHARES?
WHAT IS THE MINIMUM REQUIRED INVESTMENT?
HOW CAN I PURCHASE SHARES?
WHAT PRICE DO I PAY FOR SHARES?




PURCHASES OF SHARES

WHEN CAN I REDEEM SHARES?
HOW CAN I REDEEM SHARES?
WHAT PRICE DO I RECEIVE FOR SHARES?
WHEN WILL I RECEIVE REDEMPTION MONEY?



REDEMPTIONS (SALES) OF SHARES


HOW ARE THE FUNDS STRUCTURED?
WHO MANAGES AND SERVICES THE FUNDS?
WHAT ARE MY RIGHTS AS A FUND SHAREHOLDER?


STRUCTURE AND MANAGEMENT OF THE FUNDS

WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?
HOW WILL DISTRIBUTIONS BE MADE?
WHAT ARE THE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?

DIVIDENDS, DISTRIBUTIONS AND TAXES

ADDITIONAL INFORMATION

WHERE DO I GET ADDITIONAL INFORMATION ABOUT MY ACCOUNT AND THE FUNDS?


HIGHLIGHTS

What Are the Key Facts Regarding the
Funds?

Q:	What are The Kent Funds?

A:	The Kent Funds (the "Trust") is a family of open-end
management investment companies (commonly known as mutual funds) that offers investors the opportunity to invest in different investment portfolios, each having separate investment objectives and policies. This prospectus describes the Trust's Growth and Income Fund, Small Company Growth Fund, International Growth Fund and Index Equity Fund. See "Fund Choices - What Funds Are Offered?" The Trust also offers the following investment portfolios by separate prospectuses: The Kent Money Market Fund, The Kent Michigan Municipal Money Market Fund, The Kent Short Term Bond Fund, The Kent Intermediate Bond Fund, The Kent Income Fund, The Kent Limited Term Tax-Free Fund, The Kent Intermediate Tax-Free Fund, The Kent Tax-Free Income Fund and The Kent Michigan Municipal Bond Fund. To obtain a prospectus for any Kent Fund, please call 1-800-633-KENT
(5368).

Q:	Who advises the Funds?

A:	The Funds are managed by Old Kent Bank ("Old Kent"),
an indirect wholly-owned subsidiary of Old Kent Financial Corporation ("OKFC"). OKFC is a financial services company with total assets as of December 31, 1995 of approximately $12 billion. See "Structure and Management of the Funds - Who Manages and Services the Funds?"

Q:	What advantages do the Funds offer?

A:	The Funds offer investors the opportunity to invest in
a variety of professionally managed diversified investment portfolios without having to become involved with the detailed accounting and safekeeping procedures normally associated with direct investments in securities. The Funds also offer the economic advantages of block trading in portfolio securities and the availability of a family of thirteen mutual funds should your investment goals change.

Q:	How does someone buy and redeem shares?

A:	The Funds are distributed by 440 Financial
Distributors, Inc. ("440 Distributors") and are sold in two classes: Investment Shares and Institutional Shares. Investment Shares can be purchased from any broker-dealer or financial institution which has entered into a dealer agreement with 440 Distributors, or by completing an application and mailing it directly to 440 Distributors with a check, payable to the appropriate Fund, for $1,000 or more, or $100 or more for Individual Retirement Accounts ("IRAs"). Institutional Shares are offered to financial and other institutions for the benefit of fiduciary, agency or custodial accounts. The minimum initial aggregate investment for Institutional Shares is $100,000. The Trust may waive the minimum purchase requirements in certain instances. Institutional Shares purchasers should call First Data Investor Services Group, Inc. ("First Data"), the Trust's Transfer Agent and Administrator, toll-free at 1-800-633-KENT (5368) for instructions on how to open an account. See "Purchases of Shares."

For information on how to redeem your shares, see
"Redemptions (Sales) of Shares."

Q:	When are dividends paid?

A:	Dividends of each Fund's net investment income are
declared and paid monthly, except for the International
Growth Fund, which declares and pays dividends of its net investment income annually. Net realized capital gains of the Funds are distributed at least annually. See
"Dividends, Distributions and Taxes."

Q:	What shareholder privileges are offered by the Trust?

A:	Investors may exchange shares of a Fund having a value
of at least $100 for shares of the same class of any other investment portfolio offered by the Trust in which the investor has an existing account. The Trust offers IRAs, which can be established by contacting the Trust's Distributor. The Trust also offers an Automatic Investment Program which allows investors to automatically invest in Investment Shares on a monthly basis. See "Purchases of Shares - How Can I Purchase Shares?"

Q:	What are the potential risks presented by the Funds'
investment practices?

A:	Investing in the Funds involves the risks common to
any investment in securities. The net asset value ("NAV") of each Fund's shares will fluctuate with changes in the market value of its portfolio securities. The International Growth Fund will primarily invest in foreign securities which may be subject to certain risks in addition to those inherent in U.S. investments, including the possible imposition of exchange control regulation, freezes on convertibility of currency and adverse changes in foreign currency exchange rates. The Growth and Income Fund may also invest a portion of its assets in foreign securities. The Small Company Growth Fund will primarily invest in the stocks of smaller companies which tend to present increased risk and are subject to greater price volatility. Each of the other Funds may also invest from time to time in securities issued by smaller companies. The Funds may also invest up to 15% of their net assets in illiquid securities. For a complete description of the risks associated with each Fund, see "Fund Choices - What Funds are Offered?" and " - What Are the Risks of Investing in the Funds?"


FINANCIAL INFORMATION

What Are the Funds' Key Financial Highlights?

Fee Table
The purpose of the fee table is to assist you in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. See "Expense Information" and "Purchases of Shares" for more information regarding such costs and expenses.


GROWTH AND INCOME FUND
                      Investment Shares  Institutional Shares

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge on Purchase(1)  4.00%     0.70%
(as a % of offering price

ANNUAL FUND OPERATING EXPENSES(2)
(as a % of average net assets)

Management Fees                      0.70%     0.70%

12b-1 Fees(3)                        0.25%     None

Other Expenses                       0.25%     0.25%
(after fee waivers)(4)

TOTAL FUND OPERATING EXPENSES        1.20%     0.95%
(after fee waivers)(4)

                          SMALL COMPANY GROWTH
                                  FUND

                Investment Shares  Institutional Shares

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge on Purchase(1)   4.00%    None
(as a % of offering price)

ANNUAL FUND OPERATING EXPENSES(2)
(as a % of average net assets)

Management Fees                       0.70%    0.70%

12b-1 Fees(3)                         0.25%    None

Other Expenses                        0.25%    0.25%
(after fee waivers)(4)

TOTAL FUND OPERATING EXPENSES         1.20%    0.95%
(after fee waivers)(4)

                      INTERNATIONAL GROWTH  FUND

                    Investment Shares  Institutional Shares

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge on Purchase(1)  4.00%   None
(as a % of offering price)

ANNUAL FUND OPERATING EXPENSES(2)
(as a % of average net assets)

Management Fees                      0.75%   0.75%

12b-1 Fees(3)                        0.25%   None

Other Expenses (after fee waivers)(4) 0.40%  0.40%

TOTAL FUND OPERATING EXPENSES        1.40%   1.15%
(after fee waivers)(4)

                        INDEX EQUITY FUND
                  Investment Shares  Institutional Shares


Maximum Sales Charge on Purchase(1)
(as a % of offering price)              4.00%    None

ANNUAL FUND OPERATING EXPENSES(2)
(as a % of average net assets)

Management Fees                         0.30%    0.30%

12b-1 Fees(3)                           0.25%    None

Other Expenses                          0.16%    0.16%
 (after fee waivers)(4)

TOTAL FUND OPERATING EXPENSES           0.71%    0.46%
(after fee waivers)(4)

EXAMPLE:	You would pay the following expenses on a
$1,000 investment, 				assuming (i) 5% annual return and (ii)
redemption at the end of each period:


GROWTH AND INCOME FUND
              Investment Shares   Institutional Shares
One Year         $ 52                   $ 10
Three Years      $ 77                   $ 30
Five Year        $ 103                  $ 53
Ten Years        $180                   $117

SMALL COMPANY GROWTH FUND
              Investment Shares   Institutional Shares
One Year         $ 52                   $ 10
Three Years      $ 77                   $ 30
Five Years       $103                   $ 53
Ten Years        $180                   $117

INTERNATIONAL GROWTH FUND
              Investment Shares   Institutional Shares
One Year         $ 54                   $ 12
Three Years      $ 83                   $ 37
Five Years       $114                   $ 63
Ten Year         $201                   $140

INDEX EQUITY FUND
             Investment  Shares   institutional Shares
One Year         $ 47                   $ 5
Three Years      $ 62                   $15
Five Years       $ 78                   $26
Ten Years        $129                   $58

Amounts shown in the example should not be considered a representation of past or future investment return or expenses; actual investment return and expenses may be greater or lesser than those shown.
_________________________________________

(1)The sales charge applied to the purchase of a Fund's Investment Shares declines as the amount invested increases. See "Purchases of Shares - What Price Do I Pay For Shares?"

(2)Expense ratios are based on amounts incurred for the fiscal year ended December 31, 1995, restated, in the case of Index Equity Fund, to reflect current waivers, fees and expenses. Sweep, trustee, agency, custody and certain other fees charged by Old Kent and its affiliates to their customers who own shares of the Funds are not reflected in the fee table.

(3)Investment Shares may pay 12b-1 fees of up to .25% (on an annualized basis). As a result of the payment of sales charges and 12b-1 and certain other related fees discussed below, long term Investment Class shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

(4)In the case of Index Equity Fund, reflects a voluntary waiver of a portion of the Fund's administration fees. This waiver will not be changed for at least one year from the date of this prospectus. Absent such waiver, Other Expenses and Total Fund Operating Expenses would be 0.26% and 0.81%, respectively, for the Index Equity Fund Investment Shares and 0.26% and 0.56%, respectively, for the Institutional Shares.


Financial Highlights

The Financial Highlights presented below are derived from the Financial Statements of the Funds which have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, together with the financial statements of the Funds, appears in the Funds' annual report, which can be obtained free of charge by calling 1-800-633-KENT(5368). This table should be read in conjunction with the financial statements and related notes.

Growth and Income Fund
(For a share outstanding throughout each period)


				Investment Shares	       		Institutional Shares

					December 1, 1992	November 2, 1992
					(Date of Initial	(Commencement
					Public Investment)	of Operations)
Years Ended December 31, to December 31,Years Ended December31,to December 31,
	1995	1994	1993	1992	1995	1994	1993	1992
Net Asset Value, Beginning of Period		$10.46	$10.87	$10.29	$10.23	$10.50	$10.91	$10.31	$10.00
Income from Investment Operations:
Net investment income 		0.30	0.32	0.27	***	0.33	0.31	0.27	0.06
Net realized and unrealized gain (loss) on investments	3.26	(0.27)	0.93	0.06	3.28	(0.26)	0.95	0.31
     Total from Investment Operations:		3.56	0.05	1.20	0.06	3.61	0.05	1.22	0.37
Less Distributions from:
Net investment income		(0.30)	(0.31)	(0.23)	---	(0.33)	(0.31)	(0.27)	(0.06)
In excess of net investment income		---	***	(0.05)	---	---	***	(0.01)	***
Net realized gains on investments		(0.53)	(0.15)	(0.20)	---	(0.53)	(0.15)	(0.34)	---
In excess of net realized gains on investments	        	--- 	  ---  	(0.14)	  ---
	---                  	  ---	  ---  	  ---
     Total Distributions		(0.83)	(0.46)	(0.62)	  ---  	(0.86)	(0.46)	(0.62)	(0.06)
Net increase (decrease) in net asset value		2.73	(0.41)	0.58	0.06	2.75	(0.41)	0.60	0.31
Net Asset Value, End of Period		$13.19	$10.46	$10.87	$10.29	$13.25	$10.50	$10.91	$10.31
Total Return for period indicated (a)		34.61%	0.50%	11.81%	0.59%		34.91%	0.51%	11.98%	3.68%
Ratios/Supplemental Data:
Ratios to average net assets:
     Net investment income (loss)		2.48%	3.03%	2.43%	(0.88)%	(b)	2.73%	3.04%	2.61%	3.51%
	(b)
     Operating expenses		1.18%	0.98%	1.22%	   0.33%	(c)	0.94%	0.98%	1.03%	0.19%	(c)
Portfolio Turnover Rate		58%	28%	54%	    0%		58%	28%	54%	0%
Net Assets, End of period (thousands)		$11,079	$8,005	$4,607	$102		$401,371	$308,825
	$180,864	$76,449

Additional financial and performance information is contained in the Funds' annual report, which can be obtained without charge by calling
1-800-633-KENT (5368)

(a)   Calculation does not include sales charge for the Investment Shares.
(b)   Annualized.
(c)   Not Annualized.
***  Amount is less than $0.005.


The Financial Highlights presented below are derived from the Financial Statements of the Funds which have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, together with the financial statements of the Funds, appears in the Funds' annual report, which can be obtained free of charge by calling 1-800-633-KENT(5368). This table should be read in conjunction with the financial statements and related notes.

Small Company Growth Fund
(For a share outstanding throughout each period)

				Investment Shares	       		Institutional Shares
					December 4, 1992				November 2, 1992
					(Date of Initial				(Commencement
					Public Investment)				of Operations)
		Years Ended December 31,		to December 31,		Years Ended December 31,		to December
31,	1995	1994	1993	1992	1995	1994	1993	1992

Net Asset Value, Beginning of Period		$11.98	$12.49	$10.86	$10.65		$11.99	 $12.50
	$10.85	$10.00
Income From Investment Operations:
Net investment income		0.07	0.10	0.08	***		0.10	0.10	0.08	0.02
Net realized and unrealized gain (loss) on investments	2.64	(0.11)	1.74	0.21
	2.64	(0.10)	1.76	0.86
     Total from Investment Operations:		2.71	(0.01)	1.82	0.21		2.74	   ---
	1.84	0.88
Less Distributions from:
Net investment income		(0.07)	(0.08)	(0.06)	---		(0.10)	(0.09)	(0.08)	(0.02)
In excess of net investment income		---	(0.01)	(0.03)	---		---	(0.01)
	(0.01)	(0.01)
Net Realized Gains		(0.81)	(0.41)	(0.10)	---		(0.81)	(0.41)	(0.10)
	 ---
     Total Distributions		(0.88)	(0.50)	(0.19)	---		(0.91)	(0.51)	(0.19)	(0.03)
Net increase (decrease) in net asset value		1.83	(0.51)	1.63	0.21	     	1.83
	(0.51)	1.65	0.85
Net Asset Value, End of Period		$13.81	$11.98	$12.49	$10.86		$13.82	$11.99	$12.50
	$10.85
Total Return for period indicated (a)		23.47%	(0.08)%	16.84%	1.97%		23.75%
	(0.06)%	17.04%	8.75%
Ratios/Supplemental Data:
Ratios to average net assets:
     Net investment income		0.59%	0.79%	0.59%	(1.50)%	(b)	0.83%	0.79%	0.74%
	1.35%	(b)
     Operating expenses		1.20%	0.98%	1.25%	0.27%	(c)	0.97%	0.98%	1.06%	0.18%	(c)
Portfolio Turnover Rate		30%	20%	14%	1%		30%	20%	14%	1%
Net Assets, End of period (thousands)	$10,955	$8,433	$5,345	$84		$450,072
	$304,179	$252,401	$95,999
Additional financial and performance information is contained in the Funds' annual report, which can be obtained without charge by calling 1-800-633-KENT (5368)

(a)   Calculation does not include sales charge for the Investment Shares.
(b)   Annualized.
(c)   Not Annualized.
***  Amount is less than $0.005.


The Financial Highlights presented below are derived from the Financial Statements of the Funds which have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, together with the financial statements of the Funds, appears in the Funds' annual report, which can be obtained free of charge by calling 1-800-633-KENT(5368). This table should be read in conjunction with the financial statements and related notes.

International Growth Fund
(For a share outstanding throughout each period)

				Investment Shares	       		Institutional Shares
					 December 4, 1992 				 December 4, 1992
					 (Date of Initial  				(Commencement
					Public Investment)				of Operations)
			Years Ended December 31,	to December 31,	Years Ended December 31,		to December 31,
		1995	1994	1993	1992	1995	1994	1993	1992

Net Asset Value, Beginning of Period		$13.00	$12.81	$10.03	$10.00		$13.06	$12.84	$10.01	$10.00
Income From Investment Operations:
Net investment income		0.14	0.14	0.13	***		0.13	0.12	0.09	***
Net realized and unrealized gain (loss) on investments,
    foreign currency and futures contracts		1.50	0.56	2.85	0.03		1.54	0.61	2.95	0.02
    Total from investment operations		1.64	0.70	2.98	0.03		1.67	0.73	3.04	0.02
Less Distributions from:
Net investment income		(0.09)	(0.07)	(0.02)	---		(0.13)	(0.07)	(0.08)	  ---
In excess of net investment income		(0.11)	(0.03)	(0.09)	  ---  		(0.11)	(0.03)	(0.04)	(0.01)
Net realized gains		(0.31)	(0.41)	(0.05)	  ---  		(0.31)	(0.41)	(0.08)	---
In excess of net realized gains on investments 	       	---  	  ---  	(0.04)	  ---
	  ---                ---	(0.01)	  ---
     Total Distributions		(0.51)	(0.51)	(0.20)	   ---  		(0.55)	(0.51)	(0.21)	(0.01)
Net increase (decrease) in net asset value		1.13	0.19	2.78	0.03		1.12	0.22	2.83	0.01
Net Asset Value, End of Period		$14.13	$13.00	$12.81	$10.03		$14.18	$13.06	$12.84	$10.01
Total Return for period indicated (a)		12.86%	5.51%	29.67%	0.30%		13.00%	5.73%	30.32%	0.20%
Ratios/Supplemental Data:
Ratios to average net assets:
     Net investment income (loss)		1.11%	0.81%	0.32%	(1.34)%	(b)	1.35%	0.87%	0.86%
	(0.28)%	(b)
     Operating expenses		1.40%	1.25%	1.43%	0.20%	(c)	1.17%	1.22%	1.33%	0.14%	(c)
Portfolio Turnover Rate		6%	20%	5%	0%		6%	20%	5%	0%
Net Assets, End of period (thousands)		$7,548	$6,539	$3,202	$15		$286,545	$178,186
	$157,716	$81,105

Additional financial and performance information is contained in the Funds'
annual report, which can be obtained without charge by calling 1-800-633-KENT
(5368)

(a)   Calculation does not include sales charge for the Investment Shares.
(b)   Annualized.
(c)   Not Annualized.
***  Amount is less than $0.005.


The Financial Highlights presented below are derived from the Financial Statements of the Funds which have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, together with the financial statements of the Funds, appears in the Funds' annual report, which can be obtained free of charge by calling 1-800-633-KENT(5368). This table should be read in conjunction with the financial statements and related notes.

Index Equity Fund
(For a share outstanding throughout each period)

				Investment Shares	        		Institutional Shares

					November 25, 1992				November 2, 1992
					(Date of Initial				(Commencement
					Public Investment)				 of Operations)
			Years Ended December 31,	to December 31,	Years Ended December 31,		to December 31,
		1995	1994	1993	1992	1995	1994	1993	1992

Net Asset Value, Beginning of Period		$10.70	$11.07	$10.44	$10.28		$10.68	$11.04	$10.41	$10.00
Income From Investment Operations:
Net investment income		0.23	0.26	0.22	***		0.26	0.25	0.23	0.05
Net realized and unrealized gain (loss) on investments
   and futures contracts		3.44	(0.17)	0.72	0.16		3.44	(0.15)	0.71	0.41
   Total from investment operations		3.67	0.09	0.94	0.16		3.70	0.10	0.94	0.46
Less Distributions from:
Net investment income		(0.23)	(0.26)	(0.20)	---		(0.25)	(0.26)	(0.23)	(0.05)
In excess of net investment income		---	  ---  	(0.03)	  ---  		---	---	***
	***
Net realized gains		(1.57)	(0.20)	(0.06)	  ---  		(1.57)	(0.20)	(0.08)	---
In excess of net realized gains on investments	        	---	  ---  	(0.02)	  ---
	---	  ---  	  ---  	  ---
     Total Distributions		(1.80)	(0.46)	(0.31)	  ---  	           	(1.82)	(0.46)	(0.31)	(0.05)
Net increase (decrease) in net asset value		1.87	(0.37)	0.63		0.16	              1.88
	(0.36)	0.63	0.41
Net Asset Value, End of Period		$12.57	$10.70	$11.07	$10.44		$12.56	$10.68	$11.04	$10.41
Total Return for period indicated (a)		35.81%	0.75%	9.09%	1.56%		36.23%	0.86%	9.11%	4.55%
Ratios/Supplemental Data:
Ratios to average net assets:
     Net investment income (d)		1.86%	2.30%	2.04%	1.03%	(b)	2.14%	2.32%	2.18%	2.65%	(b)
     Operating expenses (d)		0.80%	0.60%	0.86%	0.12%	(c)	0.56%	0.58%	0.65%	0.13%	(c)
Portfolio Turnover Rate		3%	50%	1%	0%		3%	50%	1%	0%
Net Assets, End of Period (thousands)		$6,612	$4,736	$3,776	$89		$183,877	$245,550
	$233,451	$153,431

Additional financial and performance information is contained in the Funds'
annual report, which can be obtained without charge by calling 1-800-633-KENT
(5368)

(a)   Calculation does not include sales charge for the Investment Shares.
(b)   Annualized.
(c)   Not Annualized.
(d) "Net investment income" and "Operating expenses" reflect fee waivers by the Fund's administrator. Before the fee waivers, the annualized ratios of "Net investment income" and "Operating expenses" for the fiscal year ended December 31, 1995 would have been the same for the Institutional Shares and 1.86% and 0.80%, respectively, for the Investment Shares.
***  Amount is less than $0.005.


FUND CHOICES

What Funds are Offered?

The Trust currently offers the 4 stock funds described
below.   The investment objectives described below are
considered "fundamental" and may not be changed by a Fund without the approval of its shareholders.

GROWTH AND INCOME FUND

OBJECTIVE: The Fund's primary objective is long-term capital growth with current income as a secondary goal.

PRINCIPAL INVESTMENTS: Under ordinary circumstances, the Fund plans to invest at least 65% of its total assets in U.S. companies with at least $100 million in net capitalization which are listed on the NYSE or American Stock Exchange or are traded over-the-counter. The Fund intends to invest in companies which Old Kent believes have potential primarily for capital growth and secondarily for income, and which may potentially provide a return greater than the S&P 500. Up to 10% of the Fund's assets may also be invested in foreign securities and American Depository Receipts ("ADRs"). A portion of the Fund's assets may be invested in preferred stock or bonds convertible into common stock. The Fund will purchase only convertible bonds having a rating in one of the four highest rating categories by a nationally recognized statistical rating organization or those which, if not rated, are of comparable quality as determined by Old Kent. Bonds in the fourth highest rating category may have speculative characteristics. See Appendix A to the SAI for more information regarding the quality and rating of convertible bonds acquired by the Fund. The Fund expects current income mainly from stock dividends and interest on convertible bonds.

SMALL COMPANY GROWTH FUND

OBJECTIVE: The Fund seeks long-term capital appreciation by investing in equity securities of small companies.

PRINCIPAL INVESTMENTS: Under ordinary circumstances, the Fund intends to invest at least 65% of its total assets in a diverse group of small U.S. companies, which are companies whose market capitalizations are less than $1 billion. The Fund intends to purchase common stock issued by each NYSE company that meets the above criteria. The amount of each NYSE company's common stock purchased will be based on the company's capitalization relative to all of the other eligible NYSE companies. Old Kent may elect to exclude an eligible NYSE company from the Fund's portfolio if it believes the company is in financial difficulty. Old Kent will consider selling a stock if the issuer's market capitalization increases to the point that it is ranked in the top half of all NYSE companies. The Fund may also purchase stocks which are listed on other U.S. securities exchanges or which are traded over-the-counter.

INTERNATIONAL GROWTH FUND

OBJECTIVE: The Fund seeks long-term growth of capital and additional diversification for U.S. investors by investing in a varied portfolio of foreign equity securities.

PRINCIPAL INVESTMENTS: The Fund will invest mostly in common and preferred stocks. Under ordinary circumstances, the Fund intends to invest at least 65% of its total assets in at least 3 countries other than the U.S., including (but not limited to) Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund uses the Morgan Stanley Europe, Australia and Far East Index (the "EAFE Index") as its benchmark for performance. Old Kent believes that the EAFE Index is generally representative of the performance of the common stocks of large companies in industrialized countries traded outside of the United States taken as a whole. Stocks are included in the EAFE Index based on national and industry representation and are weighted according to their relative market values. In allocating the Fund's portfolio between different countries, Old Kent will consider a country's Gross Domestic Product compared with that of other industrialized countries (other than the United States), as well as a country's weighting in the EAFE Index, and will from time to time shift the allocation of the Fund's assets from countries that it considers overvalued to countries that it considers undervalued. The Fund may also invest in ADRs and enter into currency and other futures contracts and related options for hedging purposes.

INDEX EQUITY FUND

OBJECTIVE: The Fund seeks investment results which mirror the capital performance and dividend income of the S&P 500.

PRINCIPAL INVESTMENTS: The Fund invests in common stock issued by the companies comprising the S&P 500 in approximately the same proportions as which such companies
comprise the S&P 500.   Because of the difficulty and
expense of executing relatively small stock transactions, the Fund may not always be invested in the less heavily weighted S&P stocks, or may be invested in stocks in different proportions than the S&P 500, especially when the Fund has a low level of assets. Old Kent will generally try to match the industry composition of the S&P 500 exactly. The Fund also will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least 0.95 (not accounting for expenses). A correlation of
1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets and the level of the Fund's assets.

What Instruments Does Each Fund Invest In?

The Funds may also invest in the securities and use the investment techniques described below. Each of these securities and techniques is described in more detail under "Investment Policies" in the SAI.

Each Fund will invest primarily in COMMON STOCK. Many of the common stocks the Funds (other than Growth and Income Fund) will buy will not pay dividends; instead, the company's earnings will be invested back in the company. The value of shares of common stock will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Common stockholders only have rights to value in the company after all debts have been paid and payments to preferred shareholders have been made, and they could lose their entire investment in a company that encounters financial difficulty.

Each Fund may invest in MONEY MARKET INSTRUMENTS, which are high-quality, short-term instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations which are rated A or better by Standard & Poor's Rating Group or Moody's Investors Service, Inc.; and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. When Old Kent determines that market conditions are appropriate, each Fund may, for temporary defensive purposes, invest up to 100% of its assets in money market instruments. If a Fund is investing defensively, it will not be pursuing its investment objective. It is not expected that the Funds will invest to a significant extent, or on a routine basis, in U.S. Government securities.

The Funds may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, a Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within 7 days, at a set price. The seller agrees to set aside collateral equal to the price it has to pay during the term of the agreement. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation. The Funds will not enter into repurchase agreements with Old Kent or its affiliates.

Each Fund may also borrow money for temporary purposes by entering into REVERSE REPURCHASE AGREEMENTS. Under these agreements, a Fund sells portfolio securities to financial institutions and agrees to buy them back later at an agreed upon time and price.

The Funds may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Funds for the use of the securities. The borrower must set aside cash or liquid high-grade debt securities equal to the value of the securities borrowed at all times during the term of the loan. Loans may not exceed one-third of the value of a Fund's total assets. Risks involved with such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower declares bankruptcy.

The Funds may purchase AMERICAN DEPOSITORY RECEIPTS, which are receipts, usually issued by a U.S. bank or trust company, which represent ownership of underlying foreign securities held on deposit. Many of the risks associated with foreign securities, which are mentioned below, may also apply to ADRs.

Each Fund may agree to PURCHASE SECURITIES FOR FUTURE DELIVERY, sometimes a month or more after the date of the agreement. Although the price to be paid by the Fund is set at the time of the agreement, the Fund usually does not pay for the securities until they are received. The value of the securities may change between the time the price is set and the time the price is paid. When a Fund purchases securities for future delivery, the Trust's custodian will maintain a segregated account containing cash, U.S.
Government securities or other liquid high-grade debt securities. The Funds do not intend to purchase securities for future delivery for speculative purposes.

The Funds may also purchase WARRANTS, which are rights to purchase securities at a specific price over a specific period of time.

Each Fund may buy OPTIONS giving it the right to require a buyer to buy securities held by the Fund (put options) or buy options giving it the right to require a seller to sell securities to the Fund (call options) during a set time period at a set price. A Fund may also sell (write) options giving a buyer the right to require the Fund to buy securities from the buyer (put options) and options giving a buyer the right to require the Fund to sell securities to the buyer (call options). These options will relate to stock indices, individual securities and, with respect to the Intentional Growth Fund, foreign currencies. These options will be used only for hedging purposes; that is, to try to reduce potential losses to the Fund due to currency or market value fluctuations or other factors. A Fund will not purchase put or call options where the aggregate premiums or outstanding options exceed 5% of the Fund's net assets and will not write options on more than 25% of its net assets.

The Funds may also purchase FUTURES CONTRACTS, which are contracts in which a Fund agrees, at maturity, to make delivery of certain securities, the cash value of a specified stock index or, in the case of the International
Growth Fund, a stated quantity of foreign currency.  The
Funds may also purchase and sell put and call options on futures contracts traded on an exchange or board of trade.
Futures may be used for hedging purposes or to provide liquid assets. A Fund will not enter into a futures contract if the purchase will cause the aggregate amount of margin deposits on existing futures positions plus premiums paid to establish such positions to be more than 5% of the Fund's net assets.

Options and futures are types of derivative instruments, which are instruments that derive their value from a different underlying security. Options and futures trading activities are very specialized and may entail higher than ordinary investment risks. Such risks include that the value of the securities to be bought or sold under the option or futures contract or the currency exchange rate being hedged against does not move in the direction predicted by Old Kent, causing a potential loss to a Fund.
The risks of options and futures are described in more detail in the SAI.

The Funds may buy shares of registered MONEY MARKET INVESTMENT COMPANIES. The Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses.

The International Growth Fund may try to offset the impact of changes in currency exchange rates by entering into CURRENCY HEDGES such as forward currency exchange contracts and currency swaps. A forward currency exchange contract is an obligation of the Fund to purchase or sell a specific currency or currencies at a future date at a set price.
Such contracts may decrease the loss to the Fund due to a drop in the value of a foreign currency, but they also limit gains if the value of the foreign currency increases. The Fund may engage in cross-hedging by using forward contracts in one foreign currency to hedge against fluctuations in the value of securities denominated in a different currency if Old Kent believes there is a pattern of correlation between the two currencies. The Fund may also enter into forward currency exchange contracts relating to a "basket" consisting of specified amounts of more than one currency. This particular type of contract will be used to hedge against fluctuations in more than one currency through the purchase of a single forward currency exchange contract. It is possible that the composition of the "basket" will not match exactly the Fund's exposure to each of the currencies in the basket. In a currency swap, the International Growth Fund will exchange with another party the right to make or receive payments in certain foreign currencies.

The investment policies discussed above are not "fundamental" policies and may be changed by the Board of Trustees without shareholder approval. However, the Funds also have in place certain fundamental investment limitations that cannot be changed for a Fund without the approval of a majority of that Fund's outstanding shares. Some of these limitations are summarized below. A complete list of the fundamental investment limitations for the Funds is contained in the SAI

1.	With respect to 75% of each Fund's total assets, the
Funds cannot invest more than 5% of their respective total assets in any one issuer (other than the U.S. Government, its agencies and instrumentalities). In addition, the Funds cannot invest more than 25% of their respective total assets in a single industry nor can they hold more than 10% of the voting securities of any issuer. These restrictions require the Funds to be more diversified in order to lower the risk to a Fund of an economic setback for any one issuer or in any one industry.

2.	Each Fund may only borrow money for temporary or
emergency purposes, and such borrowing is limited to an amount not greater than one-third of the Fund's net assets, provided that when borrowings from banks exceed 5% of a Fund's net assets, any such borrowings will be repaid before additional investments are made. The limits on the amount each Fund can borrow prevents the Fund from significantly leveraging its assets.

3.	Each Fund may not invest more than 15% of its net
assets in illiquid securities. Typically, there is no ready market for such securities, which inhibits a Fund's ability to sell the securities and to obtain values for the securities.

What Are the Risks of Investing in the
Funds?

Investing in the Funds may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Funds invest mostly in stocks, rises and falls in the stock market in general as well as the particular stocks held by the Funds, can affect the Funds' performance. Your investment in the Funds is not guaranteed. The NAV of the Funds will change daily and you might not recoup the amount you invest in the Funds. The Funds are not meant to provide a vehicle for playing short-term swings in the stock market. Consistent with a long-term investment approach, investors in a Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, no Fund constitutes a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

Small Company Growth Fund. Old Kent believes that smaller companies can provide greater growth potential and potentially higher returns than larger, older firms. Investing in smaller companies, however, is riskier than investing in larger companies. The stock of smaller companies may trade infrequently and in lower volume, making it more difficult for the Fund to sell the stocks of smaller companies when it chooses. Smaller companies may have limited product lines, markets, financial resources and distribution channels, which makes them more sensitive to changing economic conditions. Stocks of smaller companies historically have had larger fluctuations in price than stocks of larger companies included in the S&P 500.

International Growth Fund. Investing in the International Growth Fund, with its internationally varied portfolio, may involve more risk than investing in a U.S. equity fund for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign stock markets have less volume than the U.S. market, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the U.S.; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments; (7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and losses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) possible imposition of dividend or interest withholding by a foreign country. The Fund may at times invest more than 25% of its assets in a particular foreign country. A concentration of investments in any one country will cause the Fund's performance to be particularly vulnerable to the political and economic climate of that country.

PERFORMANCE

How is the Funds' Performance Calculated?

There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for the Investment Shares and the Institutional
Shares.

One method is to show a Fund's total return. CUMULATIVE TOTAL RETURN is the percentage change in the value of $1,000 invested in the Fund over a stated period of time and takes into account reinvested dividends and the payment of the maximum sales charge (4%) on Investment Shares. Although cumulative total return most closely reflects the actual performance of a Fund, a shareholder who opts to receive dividends in cash, or an Investment class shareholder who paid a sales charge lower than 4%, will have a different return than the reported performance. AVERAGE ANNUAL TOTAL RETURN refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund, determined by comparing the initial amount invested to the ending redeemable value of that amount, taking into account reinvested dividends and the payment of the maximum sales charge (4%) on Investment Shares.

Investment Shares may be purchased with a sales load and may have higher fees and expenses than Institutional Shares, so the total return of Investment Shares will be lower than that of Institutional Shares. The Funds may sometimes publish total returns that do not take into account sales charges and such returns will be higher than returns which include sales charges. You should be aware that (i) past performance does not indicate how a Fund will perform in the future and (ii) each Fund's return and NAV will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investments in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds prepared by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money
Magazine, Forbes, Barron's, The Wall Street Journal and The
New York Times) or in local or regional publications.  Each
Fund may also compare its total return to indices such as the S&P 500, the Russell 2000 Index and the EAFE Index.
These indices show the value of selected portfolios of stocks (assuming reinvestment of dividends) which are not managed by a portfolio manager. The Funds may report how they are performing in comparison to the Consumer Price
Index, an indication of inflation reported by the U.S.
government.

Where Can I Obtain Performance Data?

The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated December 31 of each year (the Trust's fiscal year end) and semi-annual report dated June 30 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call 1-800-633-KENT (5368).

EXPENSE INFORMATION

What Are the Funds' Expenses?

A pro rata portion of certain expenses allocated to the Trust, to the Fund you own and to the particular class of shares you own will be reflected in the value of your shares. Such expenses are not paid directly by shareholders.

TRUST EXPENSES. Expenses charged at the Trust level include fees paid to Trustees, legal counsel and auditors and administration fees. First Data is entitled to receive, for its administration services, an annual fee equal to 0.20% of the aggregate net assets of all funds in the Trust up to $5 billion; 0.18% of the Trust's aggregate net assets between $5 and $7.5 billion; and 0.15% of the Trust's aggregate net assets over $7.5 billion.

FUND EXPENSES. Most expenses will be charged at the Fund level, including investment advisory fees, Securities and Exchange Commission registration fees, transfer agency fees, custody fees, brokerage commissions, interest charges and taxes. Old Kent is entitled to receive from each Fund, and received from each Fund during the fiscal year ended December 31, 1995, an annual advisory fee at the following rates based on each Fund's average daily net assets: Growth and Income Fund, 0.70%; Small Company Growth Fund, 0.70%; International Growth Fund, 0.75%; and Index Equity Fund, 0.30%. The advisory fee payable by the International Growth Fund is higher than most mutual funds, but comparable to other global and international funds. Old Kent may rebate advisory fees to certain institutional customers in accordance with Federal and state law.

CLASS EXPENSES. Expenses allocated at the class level include printing and mailing expenses and expenses payable under the Funds' Distribution Plans. The Distribution Plans provide that each Fund may spend, in one year, up to 0.25% of the average daily net assets of the Fund's Investment Shares to finance sales activities of the Investment Shares, including marketing and advertising shares, maintaining account records, issuing confirmation statements and providing sub-accounting. Banks, broker-dealers and other organizations may also receive payments for providing support and/or distribution services to the Funds' shareholders who are their customers. Federal banking law currently limits the securities activities of banks. If a bank was not allowed to provide support and/or distribution services, the Fund would find another organization to provide such services and no shareholder should suffer any financial loss. The Funds do not reimburse 440 Distributors, the Funds' distributor, for any distribution expenses in excess of the payments received by 440 Distributors under the Distribution Plan or for its overhead expenses.

PURCHASES OF SHARES

Who May Want to Invest in the Funds?

Investment Shares may be purchased by individual investors and Institutional Shares may be purchased only by financial and other institutions for the benefit of fiduciary, agency or custodial accounts. The Funds, which are equity funds, are designed for investors who desire potentially high capital appreciation with moderate to low income and who can accept short-term variations in return for potentially greater returns over the long term. Investors who have a short time horizon for their investments may wish to invest in other Kent Funds designed for short-term investors.



When Can I Purchase Shares?

Shares can be purchased on any day that both the NYSE and Bankers Trust Company, the Funds' custodian, are open for business.

What is the Minimum Required Investment?

An investor must initially invest at least $1,000 ($100 for IRAs) in Investment Shares and at least $100,000 in Institutional Shares. Subsequent investments may be made in any amount. The investment minimums may be waived for purchases by employees of Old Kent, participants in tax-sheltered plans and certain qualified retirement accounts.

How Can I Purchase Shares?

INVESTMENT SHARES

For your convenience, the Funds offer a wide variety of methods to purchase Investment Shares.

*	Through a Broker.  Any broker authorized by 440
Distributors, the Funds' distributor, can sell you
Investment Shares of the Funds. Please note that such brokers may charge you fees for their services.

*	By Mail.  You may open an account by mailing a
completed application and a check (payable to the applicable
Fund) to:
The Kent Funds
c/o 440 Distributors
4400 Computer Drive
P.O. Box 5107
Westboro, MA  01581-5107

*	By Telephone.  You should call 1-800-633 KENT (5368)
to open an account and electronically transfer money to the account, followed by a completed application.

*	By Check.  Subsequent purchases of Investment Shares
can be made by mailing a check to the address listed above.

*	By Federal Funds Wire.  Subsequent purchases of
Investment Shares can be made via a federal funds wire sent to Fleet Bank for credit to a particular Fund. You should call 1-800-633-KENT (5368) for complete wire instructions.
You should be aware that banks may charge fees for sending wires. 440 Distributors has the right to charge fees for receiving wires, although it does not currently do so.

*	By Electronic Funds Transfer (For subsequent purchases
only). Call 1-800-633-KENT (5368) to request a purchase to be made or for the forms to establish electronic funds transfers.

*	Through an Automatic Investment Plan
*	Call 1-800-633-KENT (5368) to establish an Automatic
Investment Plan.
*	Invest at least $1,000 in an Investment Share account.
*	On the 5th day of each month, your checking account
will be debited (minimum of $50) and Investment Shares will be purchased and held in your account.

	To change the amount invested each month in Investment Shares, or to stop the Automatic Investment Plan, call 1-800-633-KENT, or write to: The Kent Funds, c/o 440 Distributors, 4400 Computer Drive, P.O. Box 5107, Westboro,
MA 01581-5107 at least 5 days before a scheduled investment.

*	Through Direct Deposit
	You may authorize direct deposit of your payroll, Social Security or Supplemental Security Income checks.

*	Through a Tax-Sheltered Plan
	Investment Shares of the Funds may be purchased through IRAs and Rollover IRAs, which are available through the Distributor. For details and application forms, call
The Kent Funds at 1-800-633-KENT (5368) or write The Kent
Funds, c/o 440 Distributors, 4400 Computer Drive, P.O. Box
5107, Westboro, MA  01581-5107.

INSTITUTIONAL SHARES

You can purchase Institutional Shares by taking the following steps:

*	To open an account, call 1-800-633-KENT (5368) to
obtain an account or wire identification number.
*	Place a purchase order for shares by telephoning the
number above.
*	Wire federal funds to Fleet Bank no later than the day
after the purchase order is placed.

You should note that (i) a purchase of Institutional Shares will not be completed until Fleet Bank receives the purchase price and (ii) banks may charge for wiring federal funds to Fleet Bank. You may obtain information on how to wire funds from any national bank and certain state banks.

EXCHANGE PRIVILEGE

You may acquire Investment or Institutional Shares of a Fund (the new fund) by exchanging shares of another investment portfolio offered by the Trust (the old fund) for shares of the new fund. Shares of the new fund will be of the same class as the old fund. In effect, you would be redeeming (reselling to the fund) shares of the old fund and purchasing shares of the new fund. To determine the price at which shares are redeemed, see "What Price Do I Receive for Shares?" and to determine the price at which shares are purchased, see "What Price Do I Pay for Shares?"

*	Call 1-800-633-KENT (5368) or write to:  The Kent
Funds, c/o 440 Distributors, 4400 Computer Drive, P.O. Box
5107, Westboro, MA 01581-5107 to obtain a prospectus for the new fund prior to the exchange.

*	Call or write as indicated in * above to place an
order to exchange shares. Purchases of new funds must meet the minimum purchase requirement of that fund. If the order to exchange shares is placed prior to or at 4:00 p.m. Eastern Standard Time on any business day, the order will be executed on the day received, and if the order is placed after 4:00 p.m. Eastern Standard Time, the order will not be executed until the next business day.

*	If a shareholder does not have an account with the new
fund, a new account will be established with the same reinvestment options for distributions as the account for the old fund, unless the shareholder writes to the new fund to change the option.

Important Information About Exchanges
If shares of a Fund are purchased by check, such shares cannot be exchanged for 15 days. The Trust may disallow exchanges of shares if a shareholder has made more than 5 exchanges between investment portfolios offered by the Trust in a year, or more than 3 exchanges in a calendar quarter. Although unlikely, the Trust may reject any exchanges or the Funds may change or terminate rights to exchange shares.
The exchange privilege is available only in states where shares of the new fund may be sold.

No sales charge is imposed when Investment Shares on which a shareholder previously paid a sales charge are exchanged for Investment Shares of another investment portfolio. However, a sales charge will be imposed on exchanges of Investment Shares purchased without a sales charge (i.e., money market portfolio shares) for Investment Shares of a Fund which imposes a sales charge. In order to make an exchange, shareholders will be required to maintain the applicable minimum account balance in each investment portfolio of the Trust in which shares are owned.

Institutional Shares of a Fund may be exchanged for
Investment Shares of the same Fund when the Institutional
Shares are distributed to the underlying beneficial owners
of trust accounts, 401(k) plans and other fiduciary or
agency accounts.  No sales charge is imposed in connection
with such an exchange.
					____________________________

Investors should note that each Fund has the right to stop offering its shares, to reject purchase orders and to suspend the exchange privilege, although such actions are unlikely. 440 Distributors may require additional documents prior to accepting a purchase, redemption or exchange.

Shareholder Services
For further information on all shareholder services, call
The Kent Funds toll-free at
1-800-KENT (5368)
or write to
The Kent Funds
c/o 440 Distributors
4400 Computer Drive
P.O. Box 5107
Westboro, MA  01581-5107

What Price Do I Pay For Shares?

Investment Shares are sold at the "net asset value next determined" by the Fund plus any "applicable sales charge" and Institutional Shares are sold at the "net asset value next determined" by the Fund. These terms are explained below. You should be aware that broker-dealers (other than the Funds' distributor) may charge investors additional fees if shares are purchased through them.

NET ASSET VALUE. Except in certain limited circumstances, at 4:00 p.m. on each day the NYSE is open for trading each Fund determines its NAV. NAV is calculated separately for the Investment Shares and Institutional Shares of each Fund. The "net asset value next determined" is the NAV calculated at 4:00 p.m. on the day a purchase order for shares is received, if the purchase order is received prior to or at 4:00 p.m., and is the net asset value calculated at 4:00 p.m. on the next business day, if the purchase order is received after 4:00 p.m. The NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses allocated to that class, and dividing the result by the number of shares of that class outstanding. When market quotations are readily available, the Funds' assets are valued at market value. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. All other assets are valued at fair value as determined by or under the direction of the Board of Trustees. The Funds may use pricing services to help determine the fair value of securities.

APPLICABLE SALES CHARGE. Except in the circumstances described below, a sales charge must be paid at the time of purchase of Investment Shares. The more Investment Shares an investor purchases, the lower the percentage of the sales charge will be, as the table below indicates.


AMOUNT OF PURCHASE   AS A % OF OFFERING   AS A % OF NET AMOUNT
                          PRICE*                INVESTED*

Under $100,000             4.00%                  4.17%
$100,000 - $249,999        3.00%                  3.09%
$250,000 - $499,999        2.00%                  2.04%
$500,000 - $999,999        1.00%                  1.01%
$1,000,000 and over        0.75%                  0.76%

*Maximum reallowance to dealers.
**Rounded to the nearest one-hundredth percent.

For instance, if you wish to invest $275,000 in a Fund, you would pay to the Fund $275,000 plus $5,610 (2.04% of $275,000).

Certain investors may reduce the percentage of sales charge they pay for Investment Shares by purchasing shares of more than one investment portfolio of the Trust ("Portfolio") at the same time, by purchasing additional shares of Portfolios in the future or by agreeing to invest a certain amount in Portfolios during a 13-month period, as described below. Call the Trust at 1-800-633-KENT (5368) to determine if you qualify for such reductions.

Concurrent Purchases. If you purchase Investment Shares of more than one Portfolio that is subject to a sales load at the same time, you may be able to total the amount being invested in all Portfolios at that time to determine the sales charge payable. For example, if you concurrently invested $100,000 in the Index Equity Fund and $50,000 in the Growth and Income Fund, the sales charge assessed would be 3% of $150,000, or $4,500.

Rights of Accumulation.  If you buy additional Investment
Shares of a Fund, then you may be able to total the amount of money currently being invested and the current value of previously purchased shares of a Portfolio (other than the Money Market Fund or the Michigan Municipal Money Market
Fund) still held to determine the amount of sales charge payable. For example, if you had previously purchased
10,000 shares of the Growth and Income Fund and still held
5,000 shares of that Fund on a day when you purchased an additional 20,000 shares of the Fund and the Fund's NAV was $10 per share, you would pay a sales charge of 2% (the applicable rate on a $250,000 purchase) on the $200,000 worth of new shares being purchased, or $4,000. To take advantage of the rights of accumulation, you must contact
440 Distributors at 1-800-633-KENT (5368) at the time of purchase. The Trust may change or terminate rights of accumulation at any time.

Letter of Intent. If you intend to make several investments in one or more Portfolios over time, you may wish to complete the Letter of Intent section of your new account application. By doing so, you agree to invest a certain amount in one or more Portfolios over a 13-month period. Each investment in a Portfolio during the 13 months would then be subject to the sales charge applicable to the total amount to be invested under the Letter of Intent in Portfolios that charge a sales load. For example, if you stated in your application your intent to invest $275,000 in one or more Portfolios that charge a sales load but you only invested $75,000 at the time you completed your application, then you would pay a sales charge of 2% of $75,000, or $1,500, which is half of the 4% sales charge that you would otherwise have paid on such investment. The Letter of Intent may be back-dated up to 90 days so that any investments made in any of the Portfolios (other than in the Money Market Fund and the Michigan Money Market Fund) during the preceding 90-day period can be applied toward fulfillment of the Letter of Intent (although there will be no refund of sales charges paid during the 90-day period). You should inform 440 Distributors that you have a Letter of Intent each time you make an investment.

You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. Shares representing 5% of the dollar amount specified in the Letter of Intent will be held in escrow. Such shares will not be available for redemption, transfer or pledge until the Letter of Intent is completed or the higher sales charge paid. If the intended investment is not completed and you do not pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made within 20 days after written request by 440 Distributors or its dealer, 440 Distributors will redeem an appropriate number of escrowed shares and release the balance of escrowed shares to you. You are entitled to all income and capital gains distributions paid with respect to the escrowed shares.

Other. Sales charges may be waived entirely for investors who transfer balances from mutual fund companies other than the Trust during certain promotional periods announced by 440 Distributors. In addition, sales charges will not be payable by (1) current full-time and part-time employees, retired employees and Directors of OKFC and its subsidiaries; (2) Trustees of the Trust; (3) registered representatives of firms which have dealer or broker agreements with 440 Distributors relating to Investment
Shares; and (4) spouses and dependent children of the individuals listed in (1) - (3) above; (5) OKFC or one of its subsidiaries, acting on behalf of fiduciary customer accounts and any other account maintained by a trust department; (6) employees of First Data and 440
Distributors; and (7) participants in certain qualified retirement plans.

For further information about sales charge reductions and waivers and the programs described above, call toll-free at 1-800-633-KENT (5368) or write to
The Kent Funds, c/o 440 Distributors,
4400 Computer Drive
P.O. Box 5107
Westboro, MA  01581-5107


			REDEMPTIONS (SALES) OF SHARES

When Can I Redeem Shares?

You can redeem shares on any day that the NYSE is open for trading. Shares will not be redeemed by a Fund unless all required documents have been received by 440 Distributors.
A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the Securities and Exchange Commission orders the Fund to stop redemptions. If you intend to redeem shares worth more than $1,000,000, you should notify the Fund at least one day in advance.

How Can I Redeem Shares?

INVESTMENT SHARES

*	By Mail.  You may mail your redemption notice to:

The Kent Funds
c/o 440 Distributors
4400 Computer Drive
P.O. Box 5107
Westboro, MA  01581-5107

The redemption notice should state the amount of money or number of shares to be redeemed, and the account name and number. If a stock certificate has been issued to you, you must endorse (sign the back of) the stock certificate and return it to the Fund together with the written redemption notice.

Important Information Regarding Stock Certificates and Redemption Notices for Investment Shares
Signatures on all redemption notices and stock certificates must be guaranteed by a U.S. stock exchange member, a U.S. commercial bank or trust company and other entities approved by 440 Distributors, unless the amount redeemed is less than $50,000 and the account address has been the same for at least 90 days. The Funds can change the above requirements or require additional documents at any time.

*	By Telephone.  You can redeem up to $50,000 worth of
Investment Shares by calling 1-800-633-KENT (5368). If the amount redeemed is less than $2,500, then a check will be mailed to you and if equal to or greater than $2,500, then the proceeds will be mailed or sent by wire or electronic funds transfer to the bank listed on your account.

*	Through a Broker.  Investment Shares can be redeemed
through a broker. The broker should send the redemption notice and any other required documents to 440 Distributors, which will send the proceeds to the broker or directly to you, at your option, within 3 days after receiving proper documents. 440 Distributors does not charge a fee for this service, but the broker might.

*	Through an Automatic Withdrawal Plan.  Under the Plan,
a shareholder with an account worth at least $10,000 may redeem, either monthly or quarterly, fixed dollar amounts of Investment Shares. Each payment must be at least $100 and can be no more than 1.5% per month, or 4.5% per quarter, of the value of the shareholder's Investment Shares when the Automatic Withdrawal Plan was opened. The proceeds can be mailed or sent by electronic funds transfer to the bank listed on your account.

INSTITUTIONAL SHARES

You can redeem Institutional Shares by mail, by telephone or through a broker by following the procedures described for Investment Shares. Redemption proceeds will be wired in federal funds only to the commercial bank and account number listed on your account application. To change the bank account, you should call the Funds at 1-800-633-KENT (5368) and request the appropriate form.

GENERAL REDEMPTION INFORMATION

During periods of unusual market activity it may be difficult to reach the Funds by telephone. In such cases, shareholders should follow the procedures for redeeming by mail or through a broker. Neither the Trust nor any of its service providers will be liable for following telephone instructions reasonably believed to be genuine unless it acts with willful misfeasance, bad faith or gross negligence. In this regard the Trust and its transfer agent require personal identification before accepting a telephone redemption. To the extent that the Trust fails to use reasonable procedures as a basis for its belief that telephone instructions are genuine, it and/or its service providers may be liable for instructions that prove to be fraudulent and unauthorized.

Each Fund reserves the right to redeem an account if its value falls below $1,000 ($100 for IRA accounts) for Investment Shares and $100,000 for Institutional Shares as a result of redemptions (but not as a result of a decline in net asset value). A shareholder will be notified in writing and allowed 60 days to increase the value of the account to the minimum investment level.

What Price Do I Receive for Shares?

You will receive the NAV next determined for each share you wish to redeem. See "Purchases of Shares - What Price Do I
Pay for Shares?" for an explanation of how the NAV next determined is calculated.

When Will I Receive Redemption Money?

Redemption proceeds are typically sent to shareholders within 3 business days after a request for redemption is made. You should be sure that you submit all proper documents for redemption; otherwise, the payment of redemption proceeds may be delayed. You may call the Funds at 1-800-633-KENT (5368) to be sure that you have proper documents for redemption. If you purchase shares with a check and try to redeem shares a short time later, the Fund may delay paying redemption proceeds until the check has been collected, although the amount to be paid for the shares will be calculated when the redemption notice is received. The delay could take 15 days or more. To avoid a delay in receiving redemption proceeds, you should purchase shares through a bank wire or electronic funds transfer. Information on wires can be obtained from all national and many state banks.

STRUCTURE AND MANAGEMENT OF THE FUNDS

How Are The Funds Structured?

The Trust is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Trust was organized on May 9, 1986 as a Massachusetts business trust. The Trust is governed by a Board of Trustees. The Trustees are responsible for the overall management of the Trust and retain and supervise the Funds' Adviser, Administrator, Distributor, Transfer Agent and Custodian. Currently, the Trust has thirteen portfolios, each of which offers 2 classes of shares.

Who Manages and Services the Funds?

INVESTMENT ADVISER. The Funds are advised by Old Kent, an indirect wholly-owned subsidiary of OKFC, which is a financial services company with total assets as of December
31, 1995 of approximately $12 billion. Old Kent provides investment advice to the Funds under a contract with the Funds.

Old Kent's Investment Department employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. Old Kent has provided investment advisory services to individual and corporate trust accounts for over 100 years. Old Kent is located at One Vandenberg Center, Grand Rapids, MI 49503. Through offices in Michigan, Florida and Illinois, OKFC and its subsidiaries provide a broad range of financial services to individuals and businesses. Old Kent currently has the right to vote a majority of the Trust's outstanding shares on behalf of its underlying customer accounts and therefore it is considered to be a controlling person of the Trust.

Old Kent has committed several portfolio managers to the day-to-day management of the Funds. Joseph T. Keating, a Senior Vice President in the Investment Management Group, is responsible for developing and implementing the Funds' investment policies. Mr. Keating has over 20 years of investment experience and has served in various management positions with Old Kent for the past 9 years. Michael A. Petersen, a Vice President in the Investment Management Group, is responsible for investment strategy for the Funds and is co-portfolio manager for each Fund. Mr. Petersen has over 8 years of investment experience with Old Kent. Mr. Petersen has managed all of the Funds since their inception. David C. Eder, an Investment Officer in the Investment Management Group, is responsible for investment strategy for the Funds and is co-portfolio manager for each Fund. Mr. Eder has over 3 years of investment experience with Old Kent and, prior to his current position, worked as a Programmer Analyst for Old Kent. He has been co-portfolio manager of each Fund since January, 1995. Andrew H. Fabiano, an Investment Officer in the Investment Management Group, is the co-portfolio manager for the Small Company Growth Fund and the Growth and Income Fund. Mr. Fabiano has over 3 years investment experience with Old Kent and, prior to his current position, was a student receiving his master's degree at Michigan State University and undergraduate degree at Grand Valley University. He has been co-portfolio manager of each Fund since January, 1995.

Old Kent selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. Old Kent may consider as a factor the number of shares of a Fund sold by the broker-dealer. The broker-dealers may be affiliated with the Trust or its service providers or their affiliates subject to any limitations imposed by applicable securities laws and regulations.

ADMINISTRATOR. First Data provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds, supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. First Data also acts as the transfer agent and dividend paying agent of the Funds. First Data is located at One Exchange Place, Boston, Massachusetts 02109.

DISTRIBUTOR. 440 Distributors is the distributor of the Funds' shares and is paid a sales charge on the sale of Investment Shares, described under "Purchases of Shares - What Price Do I Pay For Shares?" The Distributor may reallow all or a portion of the sales charge to a broker-dealer. The second column under the table labeled "Applicable Sales Charge" shows the maximum amount of the reallowance. The Distributor may, from time to time, provide promotional incentives to certain dealers whose representatives have sold or are expected to sell significant amounts of Investment Shares. The Distributor may provide written information to dealers with whom it has dealer agreements that relate to sales incentive campaigns conducted by such dealers for their representatives. In addition, the Distributor may similarly provide financial assistance in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent that they are prohibited by the laws of any state or any self-regulatory agency, such as the NASD. Dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters as that term is defined under the Securities Act of 1933.

What Are My Rights as a Fund Shareholder?

As a shareholder of a Fund, you have the right to vote on certain matters affecting the Fund, such as elections of Trustees and approval of advisory contracts and distribution arrangements. The Funds will not have annual shareholder meetings, but special meetings may be held at the request of investors holding 10% of the shares for the purpose of removing a Trustee. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote only on matters affecting the Trust as a whole and your particular Fund and class of shares, and not on matters only affecting other Funds or classes of shares. You should be aware that under Massachusetts law it is possible that a shareholder may be personally liable for the Fund's obligations. If a shareholder were required to pay a debt of a Fund, however, the Fund has committed to reimburse the shareholder in full from its assets.

DIVIDENDS, DISTRIBUTIONS AND TAXES

When Will I Receive Distributions From the
Funds?

A Fund's net income from dividends and interest and any net realized short-term capital gains are paid to shareholders as income dividends on a monthly basis (with the exception of the International Growth Fund which pays such dividends annually). Net realized long-term capital gains are paid to shareholders as capital gain dividends.

Each Fund will distribute substantially all of its net investment income and long-term capital gains to shareholders each year. You should be aware that each time a distribution is made from a Fund, the Fund's net asset value is reduced by the amount of the distribution.
Therefore, if you buy shares just before a distribution is made, you will pay full price for the shares and then receive a portion of the price back as a taxable distribution.

How Will Distributions Be Made?

Dividend and capital gains distributions will be paid in additional shares of the Funds. If you wish to receive distributions in cash, notify the Fund at 1-800-633-KENT
(5368) and a check will be mailed to you each time a distribution is made. Your distributions may also be sent by electronic funds transfer directly to your designated bank account. Shareholders in IRA accounts and participants in certain tax-qualified plans cannot receive distributions in cash.

What Are the Tax Implications of My
Investments in the Funds?

Income dividends by each Fund will be taxable to you as ordinary income, unless you are exempt from Federal income taxes. Capital gains distributions will be taxed to you as long-term capital gains (regardless of how long you have held the shares). Please note that the above tax treatment applies regardless of whether you receive your distributions in cash or in additional shares. Federal income taxes for distributions to an IRA or to a qualified retirement plan are deferred. Income dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the distributing Fund from domestic corporations for the year. Any distribution that is declared in October, November or December but not actually paid until January of the following year will be taxable in the year declared. When you redeem, transfer or exchange shares, you may have a taxable gain or loss depending on whether the price you receive for the shares has a value higher or lower than your tax basis in the shares. If you hold shares for six months or less, and during that time you received a capital gain dividend, any loss you realize on the sale of those shares will be treated as a long-term loss to the extent of the earlier distribution. You will receive from each Fund in which you are a shareholder shortly after the end of each year a statement of the amount and nature of distributions made to you during the year. You will also receive a confirmation statement shortly after disposing of shares showing the amount and value of the disposition.

Dividends and certain interest income earned by the Growth and Income Fund and International Growth Fund from foreign securities may be subject to foreign withholding or other taxes. In certain circumstances, International Growth Fund may choose to treat certain foreign taxes paid by it as paid to its shareholders, in which case you may either credit such taxes against your income tax liabilities or deduct such taxes from your taxable income.

Because the Funds each intend to qualify as a "regulated investment company" under the Internal Revenue Code, they generally will not be required to pay Federal income taxes on their income and capital gains.

You should note that in certain cases (i) the Funds will be required to withhold 31% of dividends or sale proceeds otherwise due to you and (ii) in addition to Federal taxes, state and local taxes may apply to transactions in shares.

This section contains a brief summary of the tax implications of ownership of the Funds' shares. A lengthier description of taxes is contained in the SAI. You should consult your tax adviser regarding the impact of owning the Funds' shares on your own personal tax situation, including the applicability of any state and local taxes.

ADDITIONAL INFORMATION

Where Do I Get Additional Information
About My Account and the Funds?

For more information, call the Funds at 1-800-633-KENT
(5368) or write to the Funds at:

The Kent Funds
c/o 440 Distributors
4400 Computer Drive
P.O. Box 5107
Westboro, MA  01581-5107

Except as otherwise stated in this prospectus or required by law, the Trust reserves the right to change the terms of any offer stated in this prospectus without shareholder approval, including the right to charge certain fees for services provided. No person has been authorized to give any information or to make any representation not contained in this prospectus, or in the SAI, in connection with the offering made by this prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their Distributor. This prospectus does not constitute an offering by the Funds or by their Distributor in any jurisdiction in which such offering may not lawfully be made.



   THE KENT FUNDS

Prospectus

Dated May 1, 1996

THIS PROSPECTUS RELATES TO THE FOLLOWING MONEY MARKET FUNDS
(THE "FUNDS"):

THE KENT MONEY MARKET
FUND
THE KENT MICHIGAN
MUNICIPAL
MONEY MARKET FUND

SEEKS CURRENT INCOME
WHILE PRESERVING
CAPITAL AND
MAINTAINING LIQUIDITY.
SEEKS CURRENT INCOME,
EXEMPT FROM FEDERAL
INCOME AND MICHIGAN
STATE PERSONAL INCOME
TAXES, WHILE PRESERVING
CAPITAL AND MAINTAINING
LIQUIDITY.


________________________________

This Prospectus contains information that a prospective investor should know before investing. Investors should read and retain this Prospectus for future reference. The
Kent Funds has filed a Statement of Additional Information
("SAI") dated May 1, 1996 with the Securities and Exchange
Commission, which is incorporated by reference into this prospectus. For a free copy of the SAI, or for other information about the Funds, write to the address or call the telephone number listed below.

Shares of the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, the Funds' investment adviser or any of its affiliates, and are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in mutual fund shares involves risk, including the possible loss of principal. Old Kent Bank receives fees from the Funds for advisory and certain other services.

Shares of the Funds are neither insured nor guaranteed by
the U.S. Government.  While each Fund intends to maintain a
stable net asset value per share of $1.00, there is no
guarantee that it will be able to do so.
__________________________________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The Kent Funds
4400 Computer Drive
P.O. Box 5107
Westboro, MA  01581-5107
Call Toll-Free For Shareholder Services:
1-800-633-KENT (5368)




	TABLE OF CONTENTS

PAGE

HIGHLIGHTS

WHAT ARE THE KEY FACTS REGARDING THE FUNDS?
FINANCIAL INFORMATION

WHAT ARE THE FUNDS' KEY FINANCIAL HIGHLIGHTS?



FUND
CHOICES
WHAT FUNDS ARE OFFERED?
        (FUND INVESTMENT OBJECTIVES AND POLICIES)
WHAT INSTRUMENTS DO THE FUNDS INVEST IN?
WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?



PERFORMANCE
HOW IS THE FUNDS' PERFORMANCE CALCULATED?
WHERE CAN I OBTAIN PERFORMANCE DATA?

EXPENSE INFORMATION
WHAT ARE THE FUNDS' EXPENSES?

WHO MAY WANT TO INVEST IN THE FUNDS?
WHEN CAN I PURCHASE SHARES?
WHAT IS THE MINIMUM REQUIRED INVESTMENT?
HOW CAN I PURCHASE SHARES?
WHAT PRICE DO I PAY FOR SHARES?



PURCHASES OF SHARES

WHEN CAN I REDEEM SHARES?
HOW CAN I REDEEM SHARES?
WHAT PRICE DO I RECEIVE FOR SHARES?
WHEN WILL I RECEIVE REDEMPTION MONEY?



REDEMPTIONS (SALES) OF SHARES


HOW ARE THE FUNDS STRUCTURED?
WHO MANAGES AND SERVICES THE FUNDS?
WHAT ARE MY RIGHTS AS A FUND SHAREHOLDER?


STRUCTURE AND MANAGEMENT OF THE FUNDS

WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?
HOW WILL DISTRIBUTIONS BE MADE?
WHAT ARE THE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?

DIVIDENDS, DISTRIBUTIONS AND TAXES

ADDITIONAL INFORMATION


WHERE DO I GET ADDITIONAL INFORMATION ABOUT MY ACCOUNT AND THE FUNDS?


HIGHLIGHTS

What Are the Key Facts Regarding the Funds?

Q:	What are The Kent Funds?

A:	The Kent Funds (the "Trust") is a family of open-end
management investment companies (commonly known as mutual funds) that offers investors the opportunity to invest in different investment portfolios, each having separate investment objectives and policies. This prospectus describes the Trust's Money Market Fund and Michigan Municipal Money Market Fund. See "Fund Choices - What Funds are Offered?" The Trust also offers the following investment portfolios by separate prospectuses: The Kent Short Term Bond Fund, The Kent Intermediate Bond Fund, The Kent Income Fund, The Kent Growth and Income Fund, The Kent Small Company Growth Fund, The Kent International Growth Fund, The Kent Index Equity Fund, The Kent Limited Term Tax-Free Fund, The Kent Intermediate Tax-Free Fund, The Kent Tax-Free Income Fund and The Kent Michigan Municipal Bond Fund. To obtain a prospectus for any Kent Fund, please call 1-800-633-KENT (5368).

Q:	Who advises the Funds?

A:	The Funds are managed by Old Kent Bank ("Old Kent"), an
indirect wholly-owned subsidiary of Old Kent Financial Corporation ("OKFC"). Old Kent Financial Corporation is a financial services company with total assets as of December 31, 1995 of approximately $12 billion. See "Structure and Management of the Funds - Who Manages and Services the Funds?"

Q:	What advantages do the Funds offer?

A:	The Funds offer investors the opportunity to invest in a
variety of professionally managed diversified investment portfolios without having to become involved with the detailed accounting and safekeeping procedures normally associated with direct investments in securities. The Funds also offer the economic advantages of block trading in portfolio securities and the availability of a family of thirteen mutual funds should your investment goals change.

Q:	How does someone buy and redeem shares?

A:	The Funds are distributed by 440 Financial Distributors,
Inc. ("440 Distributors") and are sold in two classes:
Investment Shares and Institutional Shares. Investment Shares can be purchased from any broker-dealer or financial institution which has entered into a dealer agreement with 440 Distributors, or by completing an application and mailing it directly to 440 Distributors with a check, payable to the appropriate Fund, for $1,000 or more, or $100 or more for Individual Retirement Accounts ("IRAs"). Institutional Shares are offered to financial and other institutions for the benefit of fiduciary, agency or custodial accounts. The minimum initial aggregate investment for Institutional Shares is $100,000. The Trust may waive the minimum purchase requirements in certain instances. Institutional Shares purchasers should call First Data Investor Services Group, Inc. ("First Data"), the Trust's Transfer Agent and Administrator, toll-free at 1-800-633-KENT (5368) for instructions on how to open an account. See "Purchases of Shares."

For information on how to redeem your shares, see "Redemptions
(Sales) of Shares."

Q:	When are dividends paid?

A:	Dividends of each Fund's net investment income are
declared daily and paid monthly. Net realized capital gains of the Funds are distributed at least annually. See "Dividends, Distributions and Taxes."

Q:	What shareholder privileges are offered by the Trust?

A:	Investors may exchange shares of a Fund having a value of
at least $100 for shares of the same class of any other investment portfolio offered by the Trust in which the investor has an existing account. The Trust offers IRAs, which can be established by contacting the Trust's Distributor. The Trust also offers an Automatic Investment Program which allows investors to automatically invest in Investment Shares on a monthly basis. See "Purchases of Shares - How Can I Purchase Shares?"

Q:	What are the potential risks presented by the Funds'
investment practices?

A:	Investing in the Funds involves the risks common to any
investment in securities. Although each Fund seeks to maintain a stable net asset value per share of $1.00, there is no assurance that it will be able to do so. The Michigan Municipal Money Market Fund's performance will be closely tied to the economic and political conditions in the State of Michigan. For a complete description of the risks associated with each Fund, see "Fund Choices - What Funds are Offered?" and " - What Are the Risks of Investing in the Funds?"


FINANCIAL INFORMATION

What Are the Funds' Key Financial Highlights?

						Fee Table
The purpose of the fee table is to assist you in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. See "Expense Information" and "Purchases of Shares" regarding such costs and expenses.


MONEY MARKET FUND
                    Investment Shares    Institutional Shares

ANNUAL FUND OPERATING EXPENSES(1)
(as a % of average net assets)

Management Fees                0.40%                0.40%

12b-1 Fees(2)                  None                 None

Other Expenses                 0.12%                0.12%
(after fee waivers)(3)

TOTAL FUND OPERATING EXPENSES  0.52%                0.52%
(after fee waivers)(3)




MICHIGAN MUNICIPAL MONEY MARKET FUND

                    Investment Shares     Institutional Shares

ANNUAL FUND OPERATING EXPENSES(1)
(as a % of average net assets)

Management Fees               0.40%                 0.40%

12b-1 Fees(2)                 None                  None

Other Expenses                0.12%                 0.12%
(after fee waivers)(3)

TOTAL FUND OPERATING EXPENSES 0.52%                 0.52%
(after fee waivers)(3)


EXAMPLE:  You would pay the following expenses on a $1,000 investment,
assuming	(i) 5% annual return and (ii) redemption at the end of each
period:

MONEY MARKET FUND
             Investment Shares  Institutional Shares
One Year           $ 5                   $ 5
Three Years        $16                   $16
Five Years         $28                   $28
Ten Year           $64                   $64


MICHIGAN MUNICIPAL MONEY MARKET FUND
            Investment Shares    Institutional Shares
One Year           $ 5                   $ 5
Three Years        $16                   $16
Five Years         $28                   $28
Ten Year           $64                   $64

Amounts shown in the example should not be considered a representation of past or future investment return or expenses; actual investment return and expenses may be greater or lesser than those shown.
_________________________________________

(1) Expense ratios are based on amounts incurred for the fiscal year ended December 31, 1995, restated to reflect current waivers and reimbursements of certain expenses. Sweep, trustee, agency, custody and certain other fees charged by Old Kent and its affiliates to their customers who own shares of the Funds are not reflected in the fee table.

(2) Although each Fund is authorized to pay 12b-1 fees of up to .25% (on an annualized basis) in connection with the sale of Investment Shares, neither Fund currently intends to pay such fees.

(3) Before waivers, Other Expenses and Total Fund Operating Expenses would be 0.22% and 0.62%, respectively, for the Investment Shares and the Institutional Shares of both Funds.


Financial Highlights

The Financial Highlights presented below are derived from the Financial Statements of the Funds which have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, together with the financial statements of the Funds, appears in the Funds' annual report, which can be obtained free of charge by calling 1-800-633-KENT (5368). This table should be read in conjunction with the financial statements and related notes.

Money Market Fund
(For a share outstanding throughout each period)

				Investment Shares	       		    Institutional Shares

					December 9, 1992	 	December  3, 1990
			(Date ofInitial	    	(Commencement
					Public Investment) 	of Operations) to
 Years Ended December 31,  	to December 31, Years Ended December 31,		December 31,
	1995		1994	1993	1992	1995	1994	1993	1992	1991	1990

Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income		0.05	0.04	0.03	      --- 		0.05	0.04	0.03	0.03	0.06	0.01
Less Distributions from:
Net investment income		(0.05)	(0.04)	(0.03)	    ---  		(0.05)	(0.04)	(0.03)	(0.03)	(0.06)
	(0.01)
Net Asset Value, End of Period		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return for period indicated	^ 5.56%	3.71%	2.67%	0.27%	 	5.58%	3.75%	2.68%	3.40%	5.65%
	0.60%
Ratios/Supplemental Data:
Ratios to Average Net Assets:
  Net investment income ^(b)		5.41%	3.58%	2.63%	3.30%	^(a)	5.45%	3.65%	2.65%	3.23%    	5.53%
	7.27%	(a)
  Operating expenses ^(b)		0.55%	0.63%	0.63%	0.63% 	^(a)	0.55%	0.60%	0.60%	0.60%	0.60%	0.60%	(a)
Net Assets, End of Period (thousands) 		$1,227	$369	$593	$11		$424,815	$323,539
	$359,624	$220,508	$28	$23

Additional financial and performance information is contained in the Funds'
annual report, which can be obtained without charge by calling 1-800-633-KENT
(5368)

(a)    Annualized.
(b) "Operating expenses" and "Net investment income" reflect expense reimbursements and/or fee waivers. Before the expense reimbursements and fee waivers, the ^ratio of "Operating expenses" to average net assets for the years ended December 31, 1995, 1994 and 1993 and the period ended December
31, 1992 would have been 0.62%, 0.68%, 4.49% and 0.68% (annualized), respectively, for the Investment Shares, and for the years ended
December 31, 1995, 1994, 1993, 1992, 1991 and the period ended December 31, 1990 would have been 0.63%, 0.65%, 0.68%, 0.91%, 0.92% and 1.02% (annualized), respectively, for the Institutional Shares. Before the expense reimbursements and fee waivers, the ^ ratio of "Net investment income" to average net assets for the years ended December 31, 1995, 1994 and 1993 and the period ended December 31, 1992 would have been 5.33%, 3.53%, (1.24)% and 3.25% (annualized), respectively, for the Investment Shares, and for the years ended December 31, 1995, 1994, 1993, 1992, 1991 and the period ended December 31, 1990 would have been 5.37%, 3.59%, 2.57%, 2.92%, 5.21% and 6.84%
(annualized), respectively, for the Institutional Shares.


The Financial Highlights presented below are derived from the Financial Statements of the Funds which have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, together with the financial statements of the Funds, appears in the Funds' annual report, which can be obtained free of charge by calling 1-800-633-KENT (5368). This table should be read in conjunction with the financial statements and related notes.


Michigan Municipal Money Market Fund
(For a share outstanding throughout each period)

				Investment Shares	       	    		Institutional Shares

					December 15, 1992				June 3, 1991
					(Date of Initial				(Commencement
					Public Investment)				of Operations
	Years Ended December 31,			to December 31,Years Ended December 31,
	to December 31,)
	1995	1994	1993			1992	1995	1994	1993	1992	1991
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
$1.00
Income From Investment Operations:
Net investment income 		0.03	0.02	0.02		***		0.03	0.02	0.02	0.03	0.02
Less Distributions from:
Net investment income		(0.03)	(0.02)	(0.02)	           	---  		(0.03)	(0.02)	(0.02)	(0.03)
	(0.02)
Net Asset Value, End of Period		$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return for period indicated		^ 3.48%	2.38%	1.98%		0.03%	 	3.50%	2.40%	2.00%
	2.63%	2.37%
Ratios/Supplemental Data:
Ratios to Average Net Assets:
  Net investment income (b) 		3.48%	2.47%	2.01%		2.92%	^(a)	3.45%	2.33%	1.96%	2.56%	^
4.03% (a)
  Operating expenses (b)		0.54%	0.63%	0.63%		0.00%	^(a)	0.56%	0.60%	0.60%	0.60%	^ 0.60% (a)
 Net Assets, End of Period (thousands)		$1,603	$379	$149		$0		$145,215	$128,164
	$183,366	$72,906	$49,618

Additional financial and performance information is contained in the Funds'
annual report, which can be obtained without charge by calling1-800-633-KENT
(5368)

(a)  Annualized.
***  Amount is less than $0.005.
(b) "Operating expenses" and "Net investment income" reflect expense reimbursements and/or fee waivers. Before the expense reimbursements and fee waivers, the ^ ratio of "Operating expenses" to average net assets for the years ended December 31, 1995, 1994 and 1993 and the period ended December 31, 1992 would have been 0.62%, 0.73%, 3.77% and 0.00% (annualized), respectively, for the Investment Shares, and for the years ended
December 31, 1995, 1994, 1993 and 1992 and the period ended December 31, 1991 would have been 0.65%, 0.70%, 0.69%, 0.86% and 0.77% (annualized), respectively, for the Institutional Shares. Before the expense reimbursements and fee waivers, the ratio of "Net investment income" to average net assets for the years ended December 31, 1995, 1994 and 1993 and the period ended December 31, 1992 would have been 3.39%, 2.37%, (1.13)% and 2.92% (annualized), respectively, for the Investment Shares, and for the years ended December 31, 1995, 1994, 1993 and 1992 and the period ended December 31, 1991 would have been 3.36%, 2.23%, 1.87%, 2.29%
and 3.93% (annualized), respectively, for the Institutional Shares.



FUND CHOICES

What Funds Are Offered?

The Trust currently offers the two money market funds described below. Money market funds typically seek to maintain a stable net asset value of $1.00 per share, although there is no guarantee that their net asset value will not vary. The investment objectives described below are considered "fundamental" and may not be changed by a Fund without the approval of its shareholders.


MONEY MARKET FUND

OBJECTIVE:  The Fund seeks current
income from short-term
securities while preserving
capital and maintaining liquidity.


PRINCIPAL INVESTMENTS: The Fund invests in a broad range of government, bank and commercial obligations. These instruments primarily include obligations of banks having total assets in excess of $1 billion at the time of purchase and commercial paper that matures in 13 months or less. These instruments are described in more detail under "What Instruments Do the Funds Invest In?" The Fund may also invest in short-term obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Not all U.S. Government securities are backed by the full faith and credit of the United States.


MICHIGAN MUNICIPAL MONEY MARKET FUND

OBJECTIVE:  The Fund seeks current
income, exempt from
Federal and State of Michigan
personal income taxes, from short-
term
securities while preserving
capital and maintaining liquidity.


PRINCIPAL INVESTMENTS: At least 80% of the Fund's net assets will be invested in federally tax-exempt obligations ("Municipal Obligations") except during periods of unusual market conditions. This is a fundamental policy, which means it cannot be changed without shareholder approval. Municipal Obligations consist of municipal bonds, notes and commercial paper issued by states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities. Under normal conditions, at least 65% of the Fund's total assets will be invested in municipal obligations issued by the State of Michigan or its political subdivisions, authorities or corporations ("Michigan Municipal Obligations").

The Fund will principally invest in municipal bonds, which are issued by state or local governments typically for general funding or to finance specific projects. "General Obligation" securities are backed by the full faith, credit and taxing power of the municipality. "Revenue" securities are backed only by the revenues from a particular facility or facilities or other specific revenue sources. "Private Activity Bonds," which are revenue securities issued by industrial development authorities, are issued to finance privately-owned facilities and are backed by private entities. The credit quality of Private Activity Bonds is usually related to the creditworthiness of the private entity using the facility involved. "Moral Obligation Securities," which are typically issued by special purpose public authorities, are backed by a reserve fund which the issuer may draw on if it is unable to pay its debt service obligations, but the issuer and the state or municipality which created the issuer have no legal obligation to restore the reserve fund. A municipal obligation's credit may be enhanced by a letter of credit issued by a bank and the payment of principal and interest may be insured by an insurance company.

The Fund may enter into "Stand-By Commitments" under which a dealer agrees when requested by the Fund to purchase a Municipal Obligation from the Fund at a set price. Stand-by commitments will be used to provide portfolio liquidity and the Fund does not intend to use them for trading purposes.

From time to time on a temporary defensive basis due to market conditions, the Fund may hold uninvested cash reserves or invest in short-term taxable money market obligations that are permissible investments of the Money
Market Fund (except guaranteed investment contracts and custodial receipts), in such proportions as, in the opinion of Old Kent, prevailing market or economic conditions warrant. Taxable obligations acquired by the Fund will not exceed 20% of the Fund's net assets at the time of purchase under normal market conditions.

What Instruments Do The Funds Invest In?

The Funds may also invest in the securities and use the investment techniques described below. Each of these securities and investment techniques is described in more detail under "Investment Policies" in the SAI.

The Funds will only purchase U.S. dollar-denominated "ELIGIBLE SECURITIES" (as defined by the Securities and Exchange Commission), which are securities that (i) have short-term debt ratings when purchased in the two highest rating categories by at least 2 nationally recognized statistical rating organizations ("NRSROs"), (ii) are comparable in priority and security to another security issued by an issuer which has such ratings, or (iii) are unrated, but are deemed by Old Kent to be of comparable quality pursuant to guidelines approved by the Board of Trustees. Appendix A to the SAI contains a description of NRSRO ratings. The average maturity of each Fund's portfolio will not exceed 90 days and with certain exceptions, the Funds will not purchase any securities which mature in more than 397 days from the date of purchase. All securities purchased by the Funds will be determined by Old Kent, under guidelines established by the Board of Trustees, to present minimal credit risks.

Each Fund intends to typically invest its assets in DEBT SECURITIES. Debt securities are issued in exchange for money borrowed. Debt securities, other than securities known as zero coupon bonds, pay interest at set times, at either a fixed (set) rate or a variable (changing) rate. Debt securities purchased by the Funds may include corporate debt obligations, U.S. Government securities, stripped securities, variable and floating rate securities, mortgage-backed securities and asset-backed securities. The Money Market Fund may also invest in custodial receipts for Treasury certificates.

From time to time the Funds may acquire COMMERCIAL PAPER, which includes short-term promissory notes which are not secured by collateral, variable rate master demand notes and instruments issued by governmental agencies and instrumentalities. Commercial paper acquired by the Michigan Municipal Money Market Fund will be tax-exempt.

BANK OBLIGATIONS which may be acquired by the Funds include bankers' acceptances, certificates of deposit and time deposits. Bankers' acceptances evidence the obligation of a bank to pay a draft drawn on the bank by a customer. Certificates of deposit are certificates obligating a bank to repay funds deposited with it for a specified period of time at a specified interest rate.

The Funds may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, a Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within 7 days, at a set price. The seller agrees to set aside collateral equal to the price it has to pay during the term of the agreement. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation. The Funds will not enter into repurchase agreements with Old Kent or its affiliates. Each Fund may also borrow money for temporary purposes by entering into REVERSE REPURCHASE AGREEMENTS. Under these agreements, a Fund sells portfolio securities to financial institutions and agrees to buy them back later at an agreed upon time and price.

Each Fund may buy VARIABLE AND FLOATING RATE MASTER DEMAND NOTES, which permit daily or weekly changes in the amount lent by the Fund and provide for adjustments from time to time in the interest rates. The notes may or may not be backed by bank letters of credit. This type of note are direct lending arrangements between the Fund and a borrower; and therefore, the notes generally are not traded and there is no market in which to sell them to third parties.
Therefore, a Fund could suffer a loss if, for example, the borrower defaults on the note. This type of note will be subject to a Fund's limitations on illiquid investments if the Fund cannot demand payment of the principal amount of the note within 7 days.

The Money Market Fund may acquire GUARANTEED INVESTMENT CONTRACTS
("GICs"). Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. An active secondary market for GICs does not exist; therefore, GICs are considered to be illiquid investments and will be purchased only if after the purchase 10% or less of the Fund's net assets will be invested in illiquid securities.

LOAN PARTICIPATION NOTES, which represent participation in a loan by a commercial bank to a corporation, may be purchased by the Money Market Fund. The notes must have a remaining maturity of 1 year or less and the bank issuing the notes must have assets of at least $1 billion. The Fund bears the risks that the corporate borrower or lending bank will become insolvent. The secondary market for loan participations is very limited and loan participations will be considered illiquid.

Each Fund may purchase U.S. GOVERNMENT OBLIGATIONS, which are obligations issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such instruments include U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than 10 years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association and many other U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United
States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

The Funds may purchase RULE 144A SECURITIES. Rule 144A allows for a broader institutional trading market for securities which otherwise would be restricted on resale by allowing resales to certain qualified institutional buyers. Old Kent will monitor the liquidity of Rule 144A securities under the supervision of the Board of Trustees.

The Funds may buy shares of registered MONEY MARKET INVESTMENT COMPANIES. The Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses.

The Funds may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Funds for the use of the securities. The borrower must set aside cash or illiquid high-grade debt securities equal to the value of the securities borrowed at all times during the term of the loan. Loans may not exceed one-third of the value of a Fund's total assets. Risks involved with such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower declares bankruptcy.

Each Fund may agree to PURCHASE SECURITIES FOR FUTURE DELIVERY, sometimes a month or more after the date of the agreement. Although the price to be paid by the Fund is set at the time of the agreement, the Fund usually does not pay for the securities until they are received. The value of the securities may change between the time the price is set and the time the price is paid. When a Fund purchases securities for future delivery, the Trust's custodian will maintain a segregated account containing cash, U.S. Government securities or other liquid high-grade debt securities. The Funds do not intend to purchase securities for future delivery for speculative purposes.

Except for the Michigan Municipal Money Market Fund's policy to invest at least 80% of its net assets in federally tax-exempt obligations, the investment policies discussed above are not "fundamental" policies and may be changed by the Board of Trustees without shareholder approval. However, the Funds also have in place certain fundamental investment limitations that cannot be changed for a Fund without the approval of a majority of that Fund's outstanding shares. Some of these limitations are summarized below. A complete list of the fundamental investment limitations for the Funds is contained in the SAI.

1. With respect to 75% of each Fund's total assets, the Funds cannot invest more than 5% of their respective total assets in any one issuer (other than the U.S. Government, its agencies and instrumentalities). In addition, the Funds cannot invest more than 25% of their respective total assets in a single industry. These restrictions require the Funds to be more diversified in order to lower the risk to a Fund of an economic setback for any one issuer or in any one industry.

2. Each Fund may only borrow money for temporary or emergency purposes, and such borrowing is limited to an amount not greater than one-third of the Fund's net assets, provided that while borrowings from banks exceed 5% of a Fund's net assets, any such borrowings will be repaid before additional investments are made. The limits on the amount each Fund can borrow prevents the Fund from significantly leveraging its assets.

3. Each Fund may not invest more than 10% of its assets in illiquid securities. Typically, there is no ready market for such securities, which inhibits a Fund's ability to sell the securities and to obtain values for the securities.

As a matter of non-fundamental policy, in order to comply with Securities and Exchange Commission regulations relating to money market funds, the Money Market Fund will limit its investments in securities of any one issuer (other than U.S. Government securities and repurchase agreements collateralized by the same) to not more than 5% of the value of its total assets at the time of purchase, except for 25% of its total assets, which may be invested in any one issuer for a period of up to three business days. The Funds are also permitted to invest in excess of 25% of their total assets in obligations of the U.S. banks and domestic branches of foreign banks that are subject to the same regulations as U.S. banks.



What Are the Risks of Investing in the Funds?

Although each Fund seeks to maintain a stable net asset value per share of $1.00, there is no assurance that they will be able to do so. There can also, of course, be no assurance that a Fund will achieve its investment objective since there is uncertainty in every investment.

The Funds invest mostly in debt instruments, whose values typically rise when interest rates fall and fall when interest rates rise. The Funds buy bonds with shorter maturities (time period until repayment), which tend to be less affected by interest rate changes, but generally offer lower yields than bonds with longer maturities. Current yield levels should not be considered representative of yields for any future time.

Since the Michigan Municipal Money Market Fund invests mostly in Michigan Municipal Obligations, the Fund's performance is closely tied to conditions in the State of Michigan. The economy of Michigan is principally dependent on three sectors -- manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. Michigan encountered financial difficulties during the late 1980s, largely as a result of poor conditions in the automotive industry, but recovered from the prolonged downturn in production levels in this sector in the early 1990s. Structural changes in the automotive industry have given the Michigan economy greater financial stability. The state's finances continue to be in excellent condition, and a Budget Stabilization Fund that exceeds $1 billion should help the state weather any potential economic recession. At the end of 1995, however, after several years of rapid growth, the Michigan economy was evidencing a slight downturn. Personal income and employment levels were not growing as rapidly as they had for the past several years.

The market value and the marketability of bonds issued by local units of government in the State may be affected adversely by the same factors that affect Michigan's economy generally. The ability of the State and its local units of government to pay the principal of and interest on their bonds may also be affected by such factors and by certain constitutional, statutory and charter limitations. For additional information on the specific risks associated with the Michigan Municipal Money Market Fund, see Appendix B to the SAI.

PERFORMANCE

How is the Funds' Performance Calculated?

The Money Market Fund and the Michigan Municipal Money Market Fund may advertise "yield" and "effective yield" and the Michigan Municipal Money Market Fund may advertise "tax equivalent" yield. All yield figures are based on historical earnings and are not intended to indicate future performance. Yields are calculated separately for each class of shares. The yield refers to the income generated by a class of shares over a specified seven-day period.
This income is then annualized. That is, the amount of income generated by the shares during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Tax equivalent yield is generally the yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax-exempt yield. Because Investment Shares may be subject to higher expenses and Rule 12b-1 fees, the yields on Investment Shares may be lower than those on Institutional Shares.

You should be aware that (i) past performance does not indicate how a Fund will perform in the future and (ii) each Fund's yield will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investments in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds prepared by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. The Funds may report their yields in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. government, or a 91-day U.S. Treasury Bill.

Where Can I Obtain Performance Data?

The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated December 31 of each year (the Trust's fiscal year end) and semi-annual report dated June 30 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call 1-800-633-KENT (5368).

EXPENSE INFORMATION

What Are the Funds' Expenses?

A pro rata portion of expenses of the Trust are allocated to the Fund you own and to the particular class of shares you own will be reflected in the value of your shares. Such expenses are not paid directly by shareholders.

TRUST EXPENSES. Expenses charged at the Trust level include fees paid to Trustees, legal counsel and auditors and administration fees. First Data is entitled to receive, for its administration services, an annual fee equal to 0.20% of the aggregate net assets of all funds in the Trust up to $5 billion; 0.18% of the Trust's aggregate net assets between $5 and $7.5 billion; and 0.15% of the Trust's aggregate net assets over $7.5 billion.

FUND EXPENSES. Most expenses will be charged at the Fund level, including investment advisory fees, Securities and Exchange Commission registration fees, transfer agency fees, custody fees, brokerage commissions, interest charges and taxes. Old Kent is entitled to receive from each Fund an annual advisory fee equal to 0.40% of its average daily net assets. For the fiscal year ended December 31, 1995, the Money Market Fund and the Michigan Municipal Money Market Fund paid or accrued to Old Kent an advisory fee, calculated daily and payable monthly, at an annual rate of 0.32% and 0.31%, respectively, of the average daily net assets of the Funds. Old Kent may rebate advisory fees to certain institutional customers in accordance with Federal and state law.

CLASS EXPENSES. Expenses allocated at the class level include printing and mailing expenses and expenses payable under the Funds' Distribution Plans. The Distribution Plans provide that each Fund may spend, in one year, up to 0.25% of the average daily net assets of the Fund's Investment Shares to finance sales activities of the Investment Shares, including marketing and advertising shares, maintaining account records, issuing confirmation statements and providing sub-accounting. Banks, broker-dealers and other organizations may also receive payments for providing support and/or distribution services to the Funds' shareholders who are their customers. Federal banking law currently limits the securities activities of banks. If a bank was not allowed to provide support and/or distribution services, the Fund would find another organization to provide such services and no shareholder should suffer any financial loss. The Funds do not reimburse 440 Distributors, the Funds' distributor, for any distribution expenses in excess of the payments received by 440 Distributors under the Distribution Plan or for its overhead expenses. Neither Fund currently intends to charge any fees under the Plans.

PURCHASES OF SHARES

Who May Want to Invest in the Funds?

Investment Shares may be purchased by individual investors and Institutional Shares may be purchased only by financial and other institutions for the benefit of fiduciary, agency or custodial accounts. The Funds, which are money market funds, are designed for investors who primarily seek to preserve their capital. The instruments in which the Funds invest may not earn as high a level of current income as longer term or lower quality securities, which generally have less liquidity, greater market risk and more price fluctuation. Investors who desire higher returns and can risk a potential loss of capital may wish to invest in the other Kent Funds, which have fluctuating net asset values and typically higher returns than the Funds.

Shares of the Michigan Municipal Money Market Fund would not be suitable for tax-exempt institutions and may not be suitable for certain retirement plans and for entities which are substantial users of the facilities financed by industrial development bonds. Such investors may wish to consider instead an investment in the Money Market Fund.

When Can I Purchase Shares?

Shares can be purchased on any day that both the NYSE and Bankers Trust Company, the Funds' custodian, are open for business.

What is the Minimum Required Investment?

An investor must initially invest at least $1,000 ($100 for IRAs) in Investment Shares and at least $100,000 in Institutional Shares. Subsequent investments may be made in any amount. The investment minimums may be waived for purchases by employees of Old Kent, participants in tax-sheltered plans and certain qualified retirement accounts.

How Can I Purchase Shares?

INVESTMENT SHARES

For your convenience, the Funds offer a wide variety of methods to purchase Investment Shares.

*	Through a Broker.  Any broker authorized by 440
Distributors, the Funds' distributor, can sell you
Investment Shares of the Funds. Please note that such brokers may charge you fees for their services.

*	By Mail.  You may open an account by mailing a
completed application and a check (payable to the applicable
Fund) to:


	The Kent Funds
	c/o 440 Distributors
	4400 Computer Drive
	P.O. Box 5107
	Westboro, MA  01581-5107

*	By Telephone.  You should call 1-800-633-KENT (5368)
to open an account and electronically transfer money to the account, followed by a completed application.

*	By Check.  Subsequent purchases of Investment Shares
can be made by mailing a check to the address listed above.

*	By Federal Funds Wire.  Subsequent purchases of
Investment Shares can be made via a federal funds wire sent to Fleet Bank for credit to a particular Fund. You should call 1-800-633-KENT (5368) for complete wire instructions.
You should be aware that banks may charge fees for sending wires. 440 Distributors has the right to charge fees for receiving wires, although it does not currently do so.

*	By Electronic Funds Transfer (For subsequent purchases
only). Call 1-800-633-KENT to request a purchase to be made or for the forms to establish Electronic Fund Transfer.

*	Through an Automatic Investment Plan

*	Call 1-800-633-KENT (5368) to establish an Automatic
Investment Plan.
*	Invest at least $1,000 in an Investment Share account.
*	On the 5th day of each month, your checking account
will be debited (minimum of $50) and Investment Shares will be purchased and held in your account.

	To change the amount invested each month in Investment Shares, or to stop the Automatic Investment Plan, call 1-800-633-KENT or write to: The Kent Funds, c/o 440 Distributors, 4400 Computer Drive, P.O. Box 5107, Westboro,
MA 01581-5107 at least 5 days before a scheduled investment.

*	Through Direct Deposit
	You may authorize direct deposit of your payroll, Social Security or Supplemental Security Income checks.

*	Through a Tax-Sheltered Plan
	Investment Shares of the Money Market Fund may be purchased through IRAs and Rollover IRAs, which are available through the Distributor. For details and application forms, call The Kent Funds at 1-800-633-KENT
(5368) or write The Kent Funds, c/o 440 Distributors, 4400
Computer Drive, P.O. Box 5107, Westboro, MA 01581-5107.


INSTITUTIONAL SHARES


You can purchase Institutional Shares by taking the following steps:

*	To open an account, call 1-800-633-KENT (5368) to
obtain an account or wire identification number.
*	Place a purchase order for shares by telephoning the
number above.
*	Wire federal funds to Fleet Bank, no later than the
day after the purchase order is placed.

You should note that (i) a purchase of Institutional Shares will not be completed until Fleet Bank receives the purchase price and (ii) banks may charge for wiring federal funds to Fleet Bank. You may obtain information on how to wire funds from any national bank and certain state banks.

EXCHANGE PRIVILEGE


You may acquire Investment or Institutional Shares of a Fund (the "new fund") by exchanging shares of another investment portfolio offered by the Trust (the "old fund") for shares of the new fund. Shares of the new fund will be of the same class as the old fund. In effect, you would be redeeming (reselling to the fund) shares of the old fund and purchasing shares of the new fund. To determine the price at which shares are redeemed, see "What Price Do I Receive for Shares?" and to determine the price at which shares are purchased, see "What Price Do I Pay for Shares?"

*	Call 1-800-633-KENT (5368) or write to:  The Kent
Funds, c/o 440 Distributors, 4400 Computer Drive, P.O. Box
5107, Westboro, MA 01581-5107 to obtain a prospectus for the new fund prior to the exchange.

*	Call or write as indicated in * above to place an
order to exchange shares. Purchases of new funds must meet the minimum purchase requirement of that fund. If the order to exchange shares is placed prior to or at 4:00 p.m. Eastern Standard Time on any business day, the order will be executed on the day received, and if the order is placed after 4:00 p.m. Eastern Standard Time, the order will not be executed until the next business day.

*	If a shareholder does not have an account with the new
fund, a new account will be established with the same reinvestment options for distributions as the account for the old fund, unless the shareholder writes to the new fund to change the option.

Important Information About Exchanges
If shares of a Fund are purchased by check, such shares cannot be exchanged for 15 days. The Trust may disallow exchanges of shares if a shareholder has made more than 5 exchanges between investment portfolios offered by the Trust in a year, or more than 3 exchanges in a calendar quarter. Although unlikely, the Trust may reject any exchanges or the Funds may change or terminate rights to exchange shares. The exchange privilege is available only in states where shares of the new fund may be sold.

No sales charge is imposed when Investment Shares on which a shareholder previously paid a sales charge are exchanged for Investment Shares of another investment portfolio. However, a sales charge will be imposed on exchanges of Investment Shares purchased without a sales charge (e.g. shares of the Funds) for Investment Shares of a Fund which imposes a sales charge. In order to make an exchange, shareholders will be required to maintain the applicable minimum account balance in each investment portfolio of the Trust in which shares are owned.

Institutional Shares of a Fund may be exchanged for
Investment Shares of the same Fund when the Institutional
Shares are distributed to the underlying beneficial owners
of trust accounts, 401(k) plans and other fiduciary or
agency accounts.  No sales charge is imposed in connection
with such an exchange.
_________________________________________

Investors should note that each Fund has the right to stop offering its shares, to reject purchase orders and to suspend the exchange privilege, although such actions are unlikely. 440 Distributors may require additional documents prior to accepting a purchase, redemption or exchange.



Shareholder Services
For further information on all shareholder services, call
 The Kent Funds toll-free at 1-800-633-KENT (5368) or write to
The Kent Funds
c/o 440 Distributors
4400 Computer Drive
P.O. Box 5107
Westboro, MA  01581-5107

What Price Do I Pay For Shares?

Shares are sold at the "net asset value next determined" by the Fund. This term is explained below. You should be aware that broker-dealers (other than the Funds' distributor) may charge investors additional fees if shares are purchased through them.

NET ASSET VALUE. Except in certain limited circumstances, at 4:00 p.m. on each day the NYSE is open for trading each Fund determines its NAV. NAV is calculated separately for the Investment Shares and Institutional Shares of each Fund. The "net asset value next determined" is the NAV calculated at 4:00 p.m. on the day a purchase order for shares is received, if the purchase order is received prior to or at 4:00 p.m., and is the net asset value calculated at 4:00 p.m. on the next business day, if the purchase order is received after 4:00 p.m. The NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses allocated to that class, and dividing the result by the number of shares of that class outstanding. The Funds' assets are valued on the basis of amortized cost, meaning that instruments are valued at their acquisition cost rather than at current market value. Material deviations in the difference between amortized cost and market value will be addressed by the Board of Trustees.



For further information about sales charge reductions and
 waivers and the programs described above, call toll-free at 1-800-633-KENT (5368) or write to
The Kent Funds, c/o 440 Distributors, 4400 Computer Drive
P.O. Box 5107, Westboro, MA  01581-5107




REDEMPTIONS (SALES) OF SHARES

When Can I Redeem Shares?

You can redeem shares on any day that the NYSE is open for trading. Shares will not be redeemed by a Fund unless all required documents have been received by 440 Distributors.
A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the Securities and Exchange Commission orders the Fund to stop redemptions. If you intend to redeem shares worth more than $1,000,000, you should notify the Fund at least one day in advance.


How Can I Redeem Shares?

INVESTMENT SHARES


*	By Mail.  You may mail your redemption notice to:

The Kent Funds
c/o 440 Distributors
4400 Computer Drive
P.O. Box 5107
Westboro, MA  01581-5107

The redemption notice should state the amount of money or number of shares to be redeemed, and the account name and number. If a stock certificate has been issued to you, you must endorse (sign the back of) the stock certificate and return it to the Fund together with the written redemption notice.


Important Information Regarding Stock Certificates and Redemption Notices for Investment Shares
Signatures on all redemption notices and stock certificates must be guaranteed by a U.S. stock exchange member, a U.S. commercial bank or trust company and other entities approved by 440 Distributors, unless the amount redeemed is less than $50,000 and the account address has been the same for at least 90 days. The Funds can change the above requirements or require additional documents at any time.


*	By Telephone.  You can redeem up to $50,000 worth of
Investment Shares by calling 1-800-633-KENT (5368). If the amount redeemed is less than $2,500, then a check will be mailed to you and if equal to or greater than $2,500, then the proceeds will be mailed or sent by wire or electronic funds transfer to the bank listed on your account.

*	Through a Broker.  Investment Shares can be redeemed
through a broker. The broker should send the redemption notice and any other required documents to 440 Distributors, which will send the proceeds to the broker or directly to you, as your option, within 3 days after receiving proper documents. 440 Distributors does not charge a fee for this service, but the broker might.

*	Through an Automatic Withdrawal Plan.  Under the Plan,
a shareholder with an account worth at least $10,000 may redeem, either monthly or quarterly, fixed dollar amounts of Investment Shares. Each payment must be at least $100 and can be no more than 1.5% per month, or 4.5% per quarter, of the value of the shareholder's Investment Shares when the Automatic Withdrawal Plan was opened. The proceeds can be mailed or sent by electronic funds transfer to the bank listed on y our account.


INSTITUTIONAL SHARES


You can redeem Institutional Shares by mail, by telephone or through a broker by following the procedures described for Investment Shares. Redemption proceeds will be wired in federal funds only to the commercial bank and account number listed on your account application. To change the bank account, you should call the Funds at 1-800-633-KENT (5368) and request the appropriate form.

GENERAL REDEMPTION INFORMATION


During periods of unusual market activity it may be difficult to reach the Funds by telephone. In such cases, shareholders should follow the procedures for redeeming by mail or through a broker. Neither the Trust nor any of its service providers will be liable for following telephone instructions reasonably believed to be genuine unless it acts with willful misfeasance, bad faith or gross negligence. In this regard the Trust and its transfer agent require personal identification before accepting a telephone redemption. To the extent that the Trust fails to use reasonable procedures as a basis for its belief that telephone instructions are genuine, it and/or its service providers may be liable for instructions that prove to be fraudulent and unauthorized.

Each Fund reserves the right to redeem an account if its value falls below $1,000 ($100 for IRA accounts) for Investment Shares and $100,000 for Institutional Shares as a result of redemptions (but not as a result of a decline in net asset value). A shareholder will be notified in writing and allowed 60 days to increase the value of the account to the minimum investment level.

What Price Do I Receive for Shares?

You will receive the NAV next determined for each share you wish to redeem. See "Purchases of Shares - What Price Do I
Pay for Shares?" for an explanation of how the NAV next determined is calculated.

When Will I Receive Redemption Money?

Redemption proceeds are typically sent to shareholders within 3 business days after a request for redemption is made. You should be sure that you submit all proper documents for redemption; otherwise, the payment of redemption proceeds may be delayed. You may call the Funds at 1-800-633-KENT (5368) to be sure that you have proper documents for redemption. If you purchase shares with a check and try to redeem shares a short time later, the Fund may delay paying redemption proceeds until the check has been collected, although the amount to be paid for the shares will be calculated when the redemption notice is received. The delay could take 15 days or more. To avoid a delay in receiving redemption proceeds, you should purchase shares through a bank wire or electronic funds transfer. Information on wires can be obtained from all national and many state banks.

STRUCTURE AND MANAGEMENT OF THE FUNDS

How Are The Funds Structured?

The Trust is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Trust was organized on May 9, 1986 as a Massachusetts business trust. The Trust is governed by a Board of Trustees. The Trustees are responsible for the overall management of the Trust and retain and supervise the Funds' Adviser, Administrator, Distributor, Transfer Agent and Custodian. Currently, the Trust has thirteen portfolios, each of which offers 2 classes of shares.

Who Manages and Services the Funds?

INVESTMENT ADVISER. The Funds are advised by Old Kent, an indirect wholly-owned subsidiary of OKFC, which is a financial services company with total assets as of December
31, 1995 of approximately $12 billion. Old Kent provides investment advice to the Funds under a contract with the Funds.

Old Kent's Investment Department employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. Old Kent has provided investment advisory services to individual and corporate trust accounts for over 100 years. Old Kent is located at One Vandenberg Center, Grand Rapids, MI 49503. Through offices in Michigan, Florida and Illinois, OKFC and its subsidiaries provide a broad range of financial services to individuals and businesses. Old Kent currently has the right to vote a majority of the Trust's outstanding shares on behalf of its underlying customer accounts and therefore it is considered to be a controlling person of the Trust.

Old Kent selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. Old Kent may consider as a factor the number of shares of a Fund sold by the broker-dealer. The broker-dealers may be affiliated with the Trust or its service providers or their affiliates, subject to any limitations imposed by applicable securities laws and regulations.

ADMINISTRATOR. First Data provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds, supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. First Data also acts as the transfer agent and dividend paying agent of the Funds. First Data is located at One Exchange Place, Boston, Massachusetts 02109.

DISTRIBUTOR. 440 Distributors is the distributor of the Funds' shares. The Distributor may, from time to time, provide promotional incentives to certain dealers whose representatives have sold or are expected to sell significant amounts of Investment Shares. The Distributor may provide written information to dealers with whom it has dealer agreements that relate to sales incentive campaigns conducted by such dealers for their representatives. In addition, the Distributor may similarly provide financial assistance in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent that they are prohibited by the laws of any state or any self-regulatory agency, such as the NASD. Dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters as that term is defined under the Securities Act of 1933.

What Are My Rights as a Fund Shareholder?

As a shareholder of a Fund, you have the right to vote on certain matters affecting the Fund, such as elections of Trustees and approval of advisory contracts and distribution arrangements. The Funds will not have annual shareholder meetings, but special meetings may be held at the request of investors holding 10% of the shares for the purpose of removing a Trustee. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote only on matters affecting the Trust as a whole and your particular Fund and class of shares, and not on matters only affecting other Funds or classes of shares. You should be aware that under Massachusetts law it is possible that a shareholder may be personally liable for the Fund's obligations. If a shareholder were required to pay a debt of a Fund, however, the Fund has committed to reimburse the shareholder in full from its assets.

DIVIDENDS, DISTRIBUTIONS AND TAXES

When Will I Receive Distributions From the Funds?

Each Fund will distribute substantially all of its net investment income and long-term capital gains to shareholders each year. Each Fund will declare dividends daily and pay dividends monthly. Neither Fund expects to realize or distribute long-term capital gains.


How Will Distributions Be Made?

Dividend and capital gains distributions will be paid in additional shares of the Funds. If you wish to receive distributions in cash, notify the Fund at 1-800-633-KENT
(5368) and a check will be mailed to you each time a distribution is made. Your distributions may also be sent by electronic funds transfer directly to your designated bank account. Shareholders in IRA accounts and participants in certain tax-qualified plans cannot receive distributions in cash.


What Are The Tax Implications of My Investments in the
Funds?

Because the Funds each intend to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code"), they generally will not be required to pay Federal income taxes on their income and capital gains. Income dividends by the Money Market Fund will be taxable to you as ordinary income, unless you are exempt from Federal income taxes. This tax treatment applies regardless of whether you receive your distributions in cash or in additional shares. Neither Fund expects to realize capital gains or make capital gains distributions.

The Michigan Municipal Money Market Fund intends to distribute monthly its net tax-exempt income (such distributions are known as "exempt-interest dividends") and any investment company taxable income. Exempt-interest dividends may be treated by you as items of interest excludable from your gross income under Section 103(a) of the Code unless under the circumstances applicable to you the exclusion would be disallowed. See the SAI under "Dividends and Taxes." Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits. In general, a Fund's investment company taxable income will be its taxable income (including interest and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. To the extent, if any, dividends paid to you are derived from taxable income or from net long-term capital gains, such dividends will not be exempt from Federal income tax, whether they are paid in cash or reinvested in additional shares, and may also be subject to state and local taxes.

The exemption of interest on municipal bonds for Federal income tax purposes does not necessarily result in exemption under the income, corporate or personal property tax laws of any state or city. Generally, individual shareholders of the Michigan Municipal Money Market Fund are afforded tax-exempt treatment at the state and local levels for distributions derived from interest on municipal securities of their state of residency.

Dividends paid by the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan state and local taxes, even though the dividends may not be exempt for Federal income tax purposes. The Fund is unable to predict in advance the portion of its dividends that will be derived from interest on Michigan Municipal Obligations, but will notify shareholders each year as to the interest derived from Michigan Municipal Obligations.

Distributions of taxable income and taxable capital gains by the Michigan Municipal Money Market Fund are taxable for Michigan taxation purposes when received by you, except that distributions which are reinvested by you in shares of the Fund are exempt from the Michigan intangibles tax. Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

Federal income taxes for distributions to an IRA or to a qualified retirement plan are deferred. Any distribution that is declared in October, November or December but not actually paid until January of the following year will be taxable in the year declared. When you redeem, transfer or exchange shares, you may have a taxable gain or loss depending on whether the price you receive for the shares has a value higher or lower than your tax basis in the shares. If you hold shares for six months or less, and during that time you received a capital gain dividend, any loss you realize on the sale of those shares will be treated as a long-term loss to the extent of the earlier distribution. You will receive from each Fund in which you are a shareholder shortly after the end of each year a statement of the amount and nature of distributions made to you during the year. You will also receive a confirmation statement shortly after disposing of shares showing the amount and value of the disposition.

You should note that in certain cases (i) the Funds will be required to withhold 31% of dividends or sale proceeds otherwise due to you and (ii) in addition to Federal taxes, state and local taxes may apply to transactions in shares.

This section contains a brief summary of the tax implications of ownership of the Funds' shares. A lengthier description of taxes is contained in the SAI. You should consult your tax adviser regarding the impact of owning the Funds' shares on your own personal tax situation, including the applicability of any state and local taxes.


ADDITIONAL INFORMATION

Where Do I Get Additional Information About My Account and the Funds?

	For more information, call the Funds at 1-800-633-KENT
(5368) or write to the Funds at:

The Kent Funds
c/o 440 Distributors
4400 Computer Drive
P.O. Box 5107
Westboro, MA  01581-5107




Except as otherwise stated in this prospectus or required by law, the Trust reserves the right to change the terms of any offer stated in this prospectus without shareholder approval, including the right to charge certain fees for services provided. No person has been authorized to give any information or to make any representation not contained in this prospectus, or in the SAI, in connection with the offering made by this prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their Distributor. This prospectus does not constitute an offering by the Funds or by their Distributor in any jurisdiction in which such offering may not lawfully be made.




   THE KENT FUNDS
Prospectus
Dated May 1, 1996

THIS PROSPECTUS RELATES TO THE FOLLOWING  TAX-ADVANTAGED
FUNDS
 (THE "FUNDS"):

THE KENT LIMITED TERM
TAX-FREE FUND
SEEKS CURRENT INCOME
EXEMPT FROM
THE KENT INTERMEDIATE
 TAX-FREE FUND

FEDERAL INCOME TAX, WHILE
PRESERVING CAPITAL.  THE
FUND MAINTAINS A DOLLAR-
WEIGHTED AVERAGE MATURITY
OF BETWEEN 1 1/2 AND 5
YEARS.

SEEKS CURRENT INCOME
EXEMPT FROM FEDERAL
INCOME TAX, WHILE
PRESERVING CAPITAL.
THE FUND MAINTAINS A
DOLLAR-WEIGHTED
AVERAGE MATURITY OF
BETWEEN 3 AND 10
YEARS.




THE KENT TAX-FREE INCOME
FUND
SEEKS TO PROVIDE AS HIGH
A LEVEL OF
THE KENT MICHIGAN
MUNICIPAL BOND FUND

CURRENT INCOME EXEMPT
FROM FEDERAL INCOME TAX
AS IS CONSISTENT WITH
PRUDENT INVESTING, WHILE
SEEKING TO PRESERVE
CAPITAL.  THE FUND
MAINTAINS A DOLLAR-
WEIGHTED AVERAGE MATURITY
OF BETWEEN 10 AND 25
YEARS.
SEEKS CURRENT INCOME
EXEMPT FROM FEDERAL
INCOME AND STATE OF
MICHIGAN PERSONAL
INCOME TAXES, WHILE
PRESERVING CAPITAL.
THE FUND MAINTAINS A
DOLLAR-WEIGHTED
AVERAGE MATURITY OF
BETWEEN 1 AND 5
YEARS.

________________________________

This Prospectus contains information that a prospective investor should know before investing. Investors should read and retain this Prospectus for future reference. The
Kent Funds has filed a Statement of Additional Information
("SAI") dated May 1, 1996 with the Securities and Exchange
Commission, which is incorporated by reference into this Prospectus. For a free copy of the SAI, or for other information about the Funds, write to the address or call the telephone number listed below.

Shares of the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, the Funds' investment adviser or any of its affiliates, and are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in mutual fund shares involves risk, including the possible loss of principal. Old Kent Bank receives fees from the Funds for advisory and certain other services.
__________________________________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
The Kent Funds
4400 Computer Drive
P.O. Box 5107
Westboro, MA  01581-5107
Call Toll-Free For Shareholder Services:
1-800-633-KENT (5368)


	TABLE OF CONTENTS


PAGE

HIGHLIGHTS

WHAT ARE THE KEY FACTS REGARDING THE FUNDS?
FINANCIAL INFORMATION

WHAT ARE THE FUNDS' KEY FINANCIAL HIGHLIGHTS?



FUND
CHOICES
WHAT FUNDS ARE OFFERED?
        (FUND INVESTMENT OBJECTIVES AND POLICIES)
WHAT INSTRUMENTS DO THE FUNDS INVEST IN?
WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?



PERFORMANCE
HOW IS THE FUNDS' PERFORMANCE CALCULATED?
WHERE CAN I OBTAIN PERFORMANCE DATA?

EXPENSE INFORMATION

WHAT ARE THE FUNDS' EXPENSES?




PURCHASES OF SHARES
WHO MAY WANT TO INVEST IN THE FUNDS?
WHEN CAN I PURCHASE SHARES?
WHAT IS THE MINIMUM REQUIRED INVESTMENT?
HOW CAN I PURCHASE SHARES?
WHAT PRICE DO I PAY FOR SHARES?



REDEMPTIONS (SALES) OF SHARES

WHEN CAN I REDEEM SHARES?
HOW CAN I REDEEM SHARES?
WHAT PRICE DO I RECEIVE FOR SHARES?
WHEN WILL I RECEIVE REDEMPTION MONEY?



STRUCTURE AND MANAGEMENT OF THE FUNDS
HOW ARE THE FUNDS STRUCTURED?
WHO MANAGES AND SERVICES THE FUNDS?
WHAT ARE MY RIGHTS AS A FUND SHAREHOLDER?



DIVIDENDS, DISTRIBUTIONS AND TAXES
WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?
HOW WILL DISTRIBUTIONS BE MADE?
WHAT ARE THE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?

ADDITIONAL INFORMATION


WHERE DO I GET ADDITIONAL INFORMATION ABOUT MY ACCOUNT AND THE FUNDS?


HIGHLIGHTS

What Are the Key Facts Regarding the Funds?

Q:	What are The Kent Funds?

A:	The Kent Funds (the "Trust") is a family of open-end
management investment companies (commonly known as mutual funds) that offers investors the opportunity to invest in different investment portfolios, each having separate investment objectives and policies. This prospectus describes the Trust's Limited Term Tax-Free Fund, Intermediate Tax-Free Fund, Tax-Free Income Fund and Michigan Municipal Bond Fund. See "Fund Choices - What Funds are Offered?" The Trust also offers the following investment portfolios by separate prospectuses: The Kent Money Market Fund, The Kent Michigan Municipal Money Market Fund, The Kent Growth and Income Fund, The Kent Small Company Growth Fund, The Kent International Growth Fund, The Kent Index Equity Fund, The Kent Short Term Bond Fund, The Kent Intermediate Bond Fund and The Kent Income Fund. To obtain a prospectus for any Kent Fund, please call 1-800-633-KENT (5368).

Q:	Who advises the Funds?

A:	The Funds are managed by Old Kent Bank ("Old Kent"),
an indirect wholly-owned subsidiary of Old Kent Financial Corporation ("OKFC"). OKFC is a financial services company with total assets as of December 31, 1995 of approximately $12 billion. See "Structure and Management of the Funds - Who Manages and Services the Funds?"

Q:	What advantages do the Funds offer?

A:	The Funds offer investors the opportunity to invest in
a variety of professionally managed diversified investment portfolios without having to become involved with the detailed accounting and safekeeping procedures normally associated with direct investments in securities. The Funds also offer the economic advantages of block trading in portfolio securities and the availability of a family of thirteen mutual funds should your investment goals change.

Q:	How does someone buy and redeem shares?

A:	The Funds are distributed by 440 Financial
Distributors, Inc. ("440 Distributors") and are sold in two classes: Investment Shares and Institutional Shares. Investment Shares can be purchased from any broker-dealer or financial institution which has entered into a dealer agreement with 440 Distributors, or by completing an application and mailing it directly to 440 Distributors with a check, payable to the appropriate Fund, for $1,000 or more. Institutional Shares are offered to financial and other institutions for the benefit of fiduciary, agency or custodial accounts. The minimum initial aggregate investment for Institutional Shares is $100,000. The Trust may waive the minimum purchase requirements in certain instances. Institutional Shares purchasers should call First Data Investor Services Group, Inc. ("First Data"), the Trust's Transfer Agent and Administrator, toll-free at 1-800-633-KENT (5368) for instructions on how to open an account. See "Purchases of Shares."

For information on how to redeem your shares, see
"Redemptions (Sales) of Shares."

Q:	When are dividends paid?

A:	Dividends of each Fund's net investment income are
declared and paid monthly. Net realized capital gains of the Funds are distributed at least annually. See
"Dividends, Distributions and Taxes."

Q:	What shareholder privileges are offered by the Trust?

A:	Investors may exchange shares of a Fund having a value
of at least $100 for shares of the same class of any other investment portfolio offered by the Trust in which the investor has an existing account. The Trust offers IRAs, which can be established by contacting the Trust's Distributor. The Trust also offers an Automatic Investment Program which allows investors to automatically invest in Investment Shares on a monthly basis. See "Purchases of Shares - How Can I Purchase Shares?"

Q:	What are the potential risks presented by the Funds'
investment practices?

A:	Investing in the Funds involves the risks common to
any investment in securities. The net asset value ("NAV") of each Fund's shares will fluctuate with changes in the market value of its portfolio securities. The market value of fixed income securities, which will constitute substantially all of each Fund's investments, will generally vary inversely with changes in prevailing interest rates. Longer term bond funds are generally more sensitive to interest rate changes than shorter term bond funds. The Funds will invest in investment grade securities or unrated securities deemed to be of comparable quality by Old Kent. Debt obligations rated in the lowest of the top four investment grade categories are considered to have speculative characteristics. The Michigan Municipal Bond Fund's performance is closely tied to the economic and political conditions in the State of Michigan. The Funds may also invest up to 15% of their net assets in illiquid securities. For a complete description of the risks associated with each Fund, see "Fund Choices - What Funds are Offered?" and " - What Are the Risks of Investing in the Funds?"


FINANCIAL INFORMATION

What Are the Funds' Key Financial Highlights?

						Fee Table
The purpose of the fee table is to assist you in understanding the various costs and expenses that an investor in each Fund will bear directly or indirectly. See
"Expense Information" and "Purchases of Shares" for more information regarding such costs and expenses.


LIMITED TERM TAX-FREE FUND

                       Investment Shares     Institutional Shares

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge on Purchase (1)  4.00%         None
(as a % of offering price)

ANNUAL FUND OPERATING EXPENSES(2)
(as a % of average net assets)

Management Fees                        0.45%        0.45%

12b-1 Fees(3)                          0.15%        None

Other Expenses                         0.28%        0.28%

TOTAL FUND OPERATING EXPENSES          0.84%        0.69%


INTERMEDIATE TAX-FREE FUND

                      Investment Shares     Institutional Shares

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge on Purchase(1)    4.00%         None
(as a % of offering price)

ANNUAL FUND OPERATING EXPENSES(2)
(as a % of average net assets)

Management Fees                        0.50%         0.50%

12b-1 Fees(3)                          0.25%         None

Other Expenses                         0.22%         0.22%

TOTAL FUND OPERATING EXPENSES          0.97%         0.72%


TAX-FREE INCOME FUND

                     Investment Shares     Institutional Shares

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge on Purchase(1)  4.00%        None
(as a % of offering price

ANNUAL FUND OPERATING EXPENSES(2)
(as a % of average net assets)

Management Fees                      0.55%        0.55%

12b-1 Fees(3)                        0.25%        None

Other Expenses                       0.24%        0.24%

TOTAL FUND OPERATING EXPENSES        1.04%        0.79%


MICHIGAN MUNICIPAL BOND  FUND

                     Investment Shares     Institutional Shares

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge on Purchase(1)  4.00%       None
(as a % of offering price)

ANNUAL FUND OPERATING EXPENSES(2)
(as a % of average net assets)

Management Fees(3)                   0.45%       0.45%

12b-1 Fees(3)                        0.15%       None

Other Expenses                       0.26%       0.26%

TOTAL FUND OPERATING EXPENSES        0.83%       0.69%


	EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming
	(i) 5% annual return and (ii) redemption at the end of each period:



LIMITED TERM TAX-FREE FUND
              Investment Shares   Institutional Shares
One Year           $ 49                  $ 7
Three Years        $ 67                  $23
Five Years         $ 87                  $41
Ten Years          $144                  $91


INTERMEDIATE TAX-FREE FUND
              Investment Shares    Institutional Shares
One Year           $ 49                  $ 7
Three Years        $ 70                  $23
Five Years         $ 91                  $40
Ten Years          $154                  $89


TAX-FREE INCOME FUND
             Investment Shares     Institutional Shares
One Year          $ 50                    $ 8
Three Years       $ 72                    $25
Five Years        $ 95                    $44
Ten Years         $162                    $98


MICHIGAN MUNICIPAL BOND FUND
            Investment Shares      Institutional Shares
One Year          $ 48                    $ 7
Three Years       $ 66                    $23
Five Years        $ 86                    $40
Ten Years         $142                    $88


Amounts shown in the example should not be considered a representation of past or future investment return or expenses; actual investment return and expenses may be greater or lesser than those shown.
_________________________________________________________________

(1)The sales charge applied to the purchase of a Fund's Investment Shares declines as the amount invested increases. See "Purchases of Shares - What Price Do I Pay For Shares?"

(2)Expense ratios for each Fund other than the Tax-Free Income Fund are based on amounts incurred for the fiscal year ended December 31, 1995. Because the Tax-Free Income Fund only commenced operations on March 20, 1995, its expense ratios are based on estimates for the current fiscal year. Sweep, trustee, agency,custody and certain other fees charged by Old Kent and its affiliates to their customers who own shares of the Funds are not reflected in the fee table.

(3)Investment Shares may pay 12b-1 fees of up to .25% (on an annualized basis). As a result of the payment of sales charges and 12b-1 and certain other related fees discussed below, long term Investment Class shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


Financial Highlights

The Financial Highlights presented below have been audited by KPMG
Peat Marwick LLP, independent auditors, whose report, together with the financial statements of the Funds, appears in the Funds' annual report, which can be obtained free of charge by calling 1-800-633-KENT (5368). This table should be read in conjunction with the financial statements and related notes.

Limited Term Tax-Free Fund
(For a share outstanding throughout each period)

				Investment Shares	        		Institutional Shares
				November 1, 1994	               September 1, 1994
					(Date of Initial              	(Commencement
					Public Investment)             	of Operations)
		Year Ended December 31, 1995	to December 31, 1994	Year Ended December 31, 1995	to December 31,
1994


Net Asset Value, Beginning of Period			$9.81 		$9.87		 $9.80		$10.00
Income From Investment Operations:
Net investment income 			0.37 	 	0.06		 0.39		0.13
Net realized and unrealized gain (loss) on investments		0.44  	 	(0.06)		 0.42
	(0.21)
     Total from Investment Operations:			0.81 	                           	---
	 0.81		(0.08)
Less Distributions from:
Net investment income			(0.38)	 	(0.06)		 (0.39)		(0.12)
Net increase (decrease) in net asset value			0.43		(0.06)		0.42
	(0.20)
Net Asset Value, End of Period			$10.24 	 	$9.81		$10.22
	$9.80
Total Return for period indicated (a)			8.40% 		0.03%			8.43%
	(0.77)%
Ratios/Supplemental Data:
Ratios to average net assets:
    Net investment income (c)			3.69%	 	3.86% 	(b)		3.87% 		3.81%
(b)
    Operating expenses (c)			0.84% 	 	0.87% 	(b)		 0.69%		0.79% (b)
Portfolio Turnover Rate			51%	 	10%			 51%		10%
Net Assets, End of Period (thousands)			 $54	 	$7			 $55,347
	 $43,497

Additional financial and performance information is contained in the Funds'
annual report, which can be obtained without charge by calling 1-800-633-KENT
(5368)

(a)   Calculation does not include sales charge for the Investment Shares.
(b)   Annualized.
(c) "Operating expenses" and "Net investment income" reflect expense reimbursements and/or fee waivers. Before the expense reimbursements and fee waivers, the ratio of"Net investment income" to average net assets for the year ended December 31, 1995 and the period ended December 31, 1994 would have been 3.69% and 3.75% (annualized), respectively, for the Investment Shares, and 3.82% and 3.64% (annualized), respectively, for the Institutional Shares. Before the expense reimbursements and fee waivers, the ratio of "Operating expenses" to average net assets for the year ended December 31, 1995 and the period ended December 31, 1994 would have been 0.85% and 0.98% (annualized), respectively, for the Investment Shares, and 0.74% and 0.96% (annualized), respectively, for the Institutional Shares.

</TABLE



The Financial Highlights presented below have been audited by KPMG Peat
Marwick LLP, independent auditors, whose report, together with the financial statements of the Funds, appears in the Funds' annual report, which can be obtained free of charge by calling 1-800-633-KENT. This table should be read in conjunction with the financial statements and related notes.

Intermediate Tax-Free Fund
(For a share outstanding throughout each period)


				Investment Shares	       		Institutional Shares
					December 18, 1992            	December 16, 1992
					(Date of Initial            	(Commencement
					Public Investment)           	of Operations)
		 Years  Ended   December 31 ,     	to December 31,	Years Ended December 31,	to December 31,
	1995	1994	1993	1992	1995	1994	1993	1992

Net Asset Value, Beginning of Period		$9.74	$10.45	$10.04	$10.00	$9.74	$10.45	$10.02	$10.00
Income From Investment Operations:
Net investment income		0.42	0.40	0.36	***	0.45	0.40	0.37	0.01
Net realized and unrealized gain (loss) on investments	0.79	(0.71)	0.46	0.04	0.79	(0.71)
	0.47	0.03
     Total from Investment Operations:		1.21	(0.31)	0.82	0.04	1.24	(0.31)	0.84	0.04
Less Distributions from:
Net investment income		(0.42)	(0.39)	(0.33)	---	(0.45)	(0.39)	(0.36)	(0.01)
In excess of net investment income		(0.01)	(0.01)	(0.03)	---	(0.01)	(0.01)	---	(0.01)
Net realized gain on investments....................                	---           	---
	(0.05) 	---                      	---           	---   	(0.05)
	---
     Total Distributions:		(0.43)	(0.40)	(0.41)	---	   (0.46)  	(0.40)	(0.41)	(0.02)
Net increase (decrease) in net asset value		0.78	(0.71)	0.41	0.04	0.78	(0.71)	0.43
	0.02
Net Asset Value, End of Period		$10.52	$9.74	$10.45	$10.04	$10.52	$9.74	$10.45	$10.02
Total Return for period indicated (a)		12.66%	(3.03)%	8.29%	0.40%		12.90%
	(3.00)%	8.51%	0.40%
Ratios/Supplemental Data:
Ratios to Average Net Assets:
     Net investment income 		4.13%	3.99%	3.44%	1.37%	(b)	4.39%	4.07%	3.62%	1.77%
	(b)
     Operating  expenses		0.97%	0.79%	1.08%	0.10%	(c)	0.72%	0.78%	0.84%	0.11%	(c)
Portfolio Turnover Rate		6%	36%	14%	0%		6%	36%	14%	0%
Net Assets, End of Period (thousands) 		$3,807	$4,505	$3,307	$92		$283,733
	$380,715	$135,862	$36,938


Additional financial and performance information is contained in the Funds'
annual report, which can be obtained without charge by calling 1-800-633-KENT
(5368)

(a)   Calculation does not include sales charge for the Investment Shares.
(b)   Annualized.
(c)   Not Annualized.
***  Amount is less than $0.005.


The Financial Highlights presented below have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, together with the financial statements of the Funds, appears in the Funds' annual report, which can be obtained free of charge by calling 1-800-633-KENT (5368). This table should be read in conjunction with the financial statements and related notes.

Tax-Free Income Fund
(For a share outstanding throughout each period)

			Investment Shares				Institutional Shares
			March 31, 1995			       March 20, 1995
			(Date of Initial	    		(Commencement
		  Public Investment)	   	of Operations)
			to December 31,		      	to December 31,
			1995			         1995

Net Asset Value, Beginning of Period			$10.00					$10.00
Income From Investment Operations:
Net investment income 			0.31					0.36
Net realized and unrealized gain on investments			0.51
	0.49
     Total from Investment Operations:			0.82					0.85
Less Distributions from:
Net investment income			(0.30)					(0.36)
Net increase (decrease) in net asset value			0.52					0.49
Net Asset Value, End of Period			$10.52					$10.49
Total Return for period indicated (a)			8.34%					8.64%

Ratios/Supplemental Data:
Ratios to Average Net Assets:
     Net Investment Income (c)			4.25% (b)					4.44% (b)
     Operating  Expenses  (c)			0.95% (b)					0.73% (b)
Portfolio Turnover Rate			10%					10%
Net Assets, End of Period (thousands)			$529					$121,855


Additional financial and performance information is contained in the Funds' annual report, which can be obtained without charge by calling
1-800-633-KENT (5368)

(a)  Calculation does not include sales charge for the Investment Shares.
(b)  Annualized.
(c) "Net investment income" and "Operating expenses" reflect expense reimbursements and/or fee waivers. Before the expense reimbursements and fee waivers, the annualized ratios of "Operating expenses" and "Net investment income" to average net assets for the period ended December 31, 1995 would have been 4.03% and 1.17%, respectively, for the Investment Shares and 4.26% and 0.91%, respectively, for the Institutional Shares.


The Financial Highlights presented below have been audited by KPMG Peat Marwick LLP, independent auditors, whose report, together with the financial statements of the Funds, appears in the Funds' annual report, which can be obtained free of charge by calling 1-800-633-KENT (5368). This table should be read in conjunction with the financial statements and related notes.

Michigan Municipal Bond Fund
(For a share outstanding throughout each period)

				Investment Shares	      		Institutional Shares
					 May 11, 1993            				May 3, 1993
					(Date of Initial			        	(Commencement
					Public Investment)			       	of Operations)
	Years Ended December 31,		to December 31,	Years Ended December 31,		to December 31,
	1995		1994		1993	1995	1994		1993
Net Asset Value, Beginning of Period		$9.72	$10.08		$10.02		$9.72	$10.06	$10.00
Income From Investment Operations:
Net investment income		0.37	0.35		0.21		0.39	0.37		0.23
Net realized and unrealized gain (loss) on investments	0.40	(0.34)		0.07		0.39
	(0.34)		0.07
     Total from Investment Operations:			0.77	0.01		0.28		0.78	0.03
	0.30
Less Distributions from:
Net investment income		(0.37)	(0.34)		(0.21)		(0.37)	(0.36)		(0.22)
In excess of net investment income		(0.01)	(0.03)		***		(0.01)	(0.01)
	(0.01)
Net realized gain on investments		---	---		(0.01)		---	---		(0.01)
In excess of net realized gain on investments		---	---		   ---   		   ---
	   ---   		    ***
     Total Distributions:		(0.38)	(0.37)		 (0.22)		(0.38)	(0.37)		(0.24)
Net increase (decrease) in net asset value		0.39	(0.38)		0.06		0.40	(0.34)
	0.06
Net Asset Value, End of Period		$10.11	$9.72		$10.08		$10.12	$9.72		$10.06

Total Return for period indicated (a)		 8.01%	0.16%		2.85%		8.20%	0.36%
	3.06%
Ratios/Supplemental Data:
Ratios to Average Net Assets:
     Net investment income (c)		3.68%	3.80%		3.43%	(b)	3.81%	3.74%		3.34%
	(b)
     Operating expenses (c)		0.83%	0.49%		0.25%	(b)	0.69%	0.49%		0.24%
	(b)
Portfolio Turnover Rate		42%	27%		10%		42%	27%		10%
Net Assets, End of Period (thousands)		$1,900	$1,980		$283		$185,466
	$118,485		$74,647

Additional financial and performance information is contained in the Funds' annual report, which can be obtained without charge by calling
1-800-633-KENT (5368)

(a)   Calculation does not include sales charge for the Investment Shares.
(b)   Annualized.
(c) "Operating expenses" and "Net investment income" reflect expense reimbursements and/or fee waivers. Before the expense reimbursements and fee waivers, the ^ ratio of "Operating expenses" to average net assets for the years ended December 31, 1995 and 1994 and the period ended
December 31, 1993 would have been 0.85%, 0.84% and 1.08% (annualized), respectively, for the Investment Shares, and 0.70%, 0.74% and 0.68% (annualized), respectively, for the Institutional Shares. Before the expense reimbursements and fee waivers, the ratio of "Net investment income" to average net assets for the years ended December 31, 1995 and 1994 and the period ended December 31, 1993 would have been 3.67%, 2.74% and 2.60% (annualized), respectively, for the Investment Shares, and 3.80%, 3.50% and 3.61% (annualized), respectively, for the Institutional Shares.
***  Amount is less than $0.005.



FUND CHOICES

What Funds Are Offered?

The Trust currently offers the 4 tax-free funds described below.

OBJECTIVES AND MATURITIES


The following investment objectives are considered
"fundamental" and may be changed by a Fund only with the approval of its shareholders.


FUND                INVESTMENT OBJECTIVE            MATURITY

Limited Term        Seeks current income,      Will maintain a dollar-
Tax-Free Fund       exempt from Federal        weighted average portfolio
                    income tax, while          maturity of between 1 1/2
                    preserving capital.        and 5 years.  No obligation
                                               will have a remaining maturity
                                               of more than 10 years

Intermediate        Seeks current income,      Will maintain a dollar-
Tax-Free Fund       exempt from Federal        weighted average portfolio
                    income tax, while          maturity of between 3 and
                    preserving capital.        10 years.  There is no
                                               limit on the maturity of
                                               any individual security
                                               in the portfolio.

Tax-Free           Seeks to provide as high    Will maintain a dollar-
Income Fund        a level of interest income  weighted average portfolio
                   exempt from Federal income  maturity of between 10
                   taxes as is consistent with and 25 years.  There is
                   prudent investing, while    no limit on the maturity
                   preserving capital.         of any individual security
                                               in the portfolio.

Michigan Municipal Seeks current income,      Will maintain a dollar-
Bond Fund          exempt from Federal        weighted average portfolio
                   income and State of        maturity of between 1 and
                   Michigan personal income   5 years.  No obligation
                   taxes, while preserving    will have a remainging
                   capital.                   maturity of more than
                                              10 years.

INVESTMENT POLICIES

Each Fund intends to invest at least 80% of its net assets in federally TAX-EXEMPT OBLIGATIONS, except during periods of unusual market conditions. This policy is a fundamental policy which can't be changed by a Fund without the approval of its shareholders. In calculating the 80% limitation for all Funds other than Michigan Municipal Bond Fund, a security whose interest is treated as a specific tax preference item under the Federal alternative minimum tax is considered taxable. Tax-exempt obligations consist of municipal bonds, notes and commercial paper issued by states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is, in the opinion of counsel to the issuer of such obligations, exempt from Federal income taxes. Under normal circumstances, at least 65% of the Michigan Municipal Bond Fund's total assets will be invested in municipal obligations issued by the State of Michigan or its political subdivisions, authorities or corporations.

The Funds will principally invest in MUNICIPAL BONDS, which are issued by state or local governments typically for general funding or to finance specific projects. "General
Obligation" securities are backed by the full faith, credit and taxing power of the municipality. "Revenue" securities are backed only by the revenues from a particular facility or facilities or other specific revenue sources. "Private Activity Bonds," which are revenue securities issued by industrial development authorities, are issued to finance privately-owned facilities and are backed by private entities. The credit quality of Private Activity Bonds is usually related to the creditworthiness of the private entity using the facility involved. A municipal obligation's credit may be enhanced by a letter of credit issued by a bank and the payment of principal and interest may be insured by an insurance company.

Municipal obligations in which the Funds may invest will be rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, will be deemed to be of comparable quality by Old Kent. Obligations rated in the fourth highest rating category are considered to have speculative characteristics. See Appendix A to the SAI for a description of NRSRO ratings.

When a Fund buys municipal obligations, Old Kent will consider the NRSRO ratings assigned to such securities. In making its investment decisions, Old Kent will also consider many factors other than current yield, including the preservation of capital, the potential for realizing capital appreciation, maturity and yield to maturity. Each Fund will adjust its investments in particular securities or in types of securities in response to Old Kent's appraisal of changing economic conditions and trends. A Fund may sell one security and purchase another security of comparable quality and maturity to take advantage of what Old Kent believes to be short-term differentials in market values or yield disparities. Subsequent to its purchase by a Fund, a security rated in one of the top four rating categories may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Old Kent will consider such an event in determining whether the Fund should continue to hold the security.



What Instruments Do the Funds Invest In?

The Funds may also invest in the securities and use the investment techniques described below. Each of these securities and techniques is described in more detail under "Investment Policies" in the SAI.

Each Fund may buy VARIABLE AND FLOATING RATE INSTRUMENTS. These instruments provide for adjustment from time to time in interest rates. Some of these instruments are not traded and there is no market in which to sell them to third parties; therefore, the Fund may not be able to sell the instruments when it wishes to sell.

When Old Kent determines that market conditions are appropriate, each Fund may, for temporary defensive purposes, invest up to 100% of its assets in MONEY MARKET INSTRUMENTS, which are high-quality, short-term instruments including, among other things, commercial paper, bankers' acceptances, negotiable certificates of deposit, short-term corporate obligations which are rated A or better by Standard & Poor's Rating Group or Moody's Investors Service, Inc., and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. Each Fund may also shorten its dollar-weighted average maturity below its normal range if such action is deemed appropriate by Old Kent for temporary defensive purposes.
If a Fund is investing defensively, it will not be pursuing its investment objectives.

The Funds may buy shares of registered MONEY MARKET INVESTMENT COMPANIES. The Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses.

The Funds may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Funds for the use of the securities. The borrower must set aside cash or liquid high-grade debt securities equal to the value of the securities borrowed at all times during the term of the loan. Loans may not exceed one-third of the value of a Fund's total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower declares bankruptcy.

The Funds may also purchase FUTURES CONTRACTS, which are contracts in which a Fund agrees, at maturity, to make delivery of certain securities, financial instruments or the cash value of a specified bond index. Futures may be used by the Funds for hedging purposes or to provide liquid assets. A Fund will not enter into a futures contract if the purchase will cause the aggregate amount of margin deposits on existing futures positions plus premiums paid to establish such positions to be more than 5% of the Fund's net assets. Futures are a type of derivative instrument, which are instruments that derive their value from a different underlying security. Futures trading activity is very specialized and may entail higher than ordinary investment risks. Such risks include that the value of the securities to be bought or sold under the futures contract or the interest rate being hedged against does not move in the direction predicted by Old Kent, causing a potential loss to a Fund. The risks of futures are described in more detail in the SAI.

Each Fund may agree to PURCHASE SECURITIES FOR FUTURE DELIVERY, sometimes a month or more after the date of the agreement. Although the price to be paid by the Fund is set at the time of the agreement, the Fund usually does not pay for the securities until they are received. The value of the securities may change between the time the price is set and the time the price is paid. When a Fund purchases securities for future delivery, the Trust's custodian will maintain a segregated account containing cash, U.S.
Government securities or other liquid high-grade debt securities. The Funds do not intend to purchase securities for future delivery for speculative purposes.

Each Fund may purchase other types of tax-exempt instruments which may become available in the future provided Old Kent believes that their quality is equivalent to the Fund's quality standards. Each Fund's ability to achieve its investment objective depends to a great extent on the ability of the various issuers of the obligations purchased by the Funds to meet their scheduled payments of principal and interest.

The Michigan Municipal Bond Fund may invest up to 35% of its total assets under ordinary circumstances, and up to 100% for temporary defensive purposes, in Municipal Bonds, whose income is exempt from Federal income tax but not exempt from Michigan personal income taxes.

Except for each Fund's policy to invest at least 80% of its net assets in federally tax-exempt obligations, the investment policies discussed above are not "fundamental" policies and may be changed by the Board of Trustees without shareholder approval. However, the Funds also have in place certain fundamental investment limitations that cannot be changed for a Fund without the approval of a majority of that Fund's outstanding shares. Some of these limitations are summarized below. A complete list of the fundamental investment limitations for the Funds is contained in the SAI.

1. With respect to 75% of each Fund's total assets, the Funds cannot invest more than 5% of their respective total assets in any one issuer (other than the U.S. Government, its agencies and instrumentalities). In addition, the Funds cannot invest more than 25% of their respective total assets in a single industry. These restrictions require the Funds to be more diversified in order to lower the risk to a Fund of an economic setback for any one issuer or in any one industry.

2. Each Fund may only borrow money for temporary or emergency purposes, and such borrowing is limited to an amount not exceeding one-third of the Fund's net assets, provided that while borrowings from banks exceed 5% of a Fund's net assets, any such borrowings will be repaid before additional investments are made. The limits on the amount each Fund can borrow prevents the Fund from significantly leveraging its assets.

3. Each Fund may not invest more than 15% of its net assets in illiquid securities. Typically, there is no ready market for such securities, which inhibits a Fund's ability to sell the securities and to obtain values for the securities.

What Are the Risks of Investing in the Funds?

The value of each Fund's shares, like the value of most securities, will rise and fall in response to changes in economic conditions, interest rates and the market's perception of the underlying securities held by the Fund. The Funds invest mostly in tax-free bonds, whose values typically rise when interest rates fall and fall when interest rates rise. Bonds with shorter maturities (time period until repayment) tend to be less affected by interest rate changes, but generally offer lower yields than bonds with longer maturities. Current yield levels should not be considered representative of yields at any future time. Securities with variable interest rates and derivative securities, such as futures, may exhibit greater price variations than ordinary securities.

By itself, no Fund constitutes a balanced investment program and none is designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal or marketability. There is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment. When you sell your shares in the Funds, they may be worth more or less than the amount you paid.

The performance of Michigan Municipal Bond Fund is closely tied to conditions within the State of Michigan. The economy of Michigan is principally dependent on three sectors -- manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. Michigan encountered financial difficulties during the late 1980s, largely as a result of poor conditions in the automotive industry, but recovered from the prolonged downturn in production levels in this sector in the early 1990s. Structural changes in the automotive industry have given the Michigan economy greater financial stability. The state's finances continue to be in excellent condition, and a Budget Stabilization Fund that exceeds $1 billion should help the state weather any potential economic recession. At the end of 1995, however, after several years of rapid growth, the Michigan economy was evidencing a slight downturn. Personal income and employment levels were not growing as rapidly as they had for the past several years.

The market value and the marketability of bonds issued by local units of government in the State may be affected adversely by the same factors that affect Michigan's economy generally. The ability of the State and its local units of government to pay the principal of and interest on their bonds may also be affected by such factors and by certain constitutional, statutory and charter limitations. For additional information on the specific risks associated with the Michigan Municipal Bond Fund, see Appendix B to the SAI.

	PERFORMANCE

How is the Funds' Performance Calculated?

There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for the Investment Shares and the Institutional
Shares.

One method is to show a Fund's total return. CUMULATIVE TOTAL RETURN is the percentage change in the value of $1,000 invested in the Fund over a stated period of time and takes into account reinvested dividends and the payment of the maximum sales charge (4%) on Investment Shares. Although cumulative total return most closely reflects the actual performance of a Fund, a shareholder who opts to receive dividends in cash, or an Investment class shareholder who paid a sales charge lower than 4%, will have a different return than the reported performance. AVERAGE ANNUAL TOTAL RETURN refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of that amount, taking into account reinvested dividends and the payment of the maximum sales charge (4%) on Investment Shares.

The Funds may also publish their CURRENT YIELD, which is the net investment income generated by a share of a Fund during a 30-day period divided by the maximum offering price on the 30th day. "Maximum offering price" includes the sales charge for Investment Shares.

In addition, each Fund may advertise "tax equivalent yield." Tax equivalent yield is, in general, the yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax-exempt yield.

Investment Shares may be purchased with a sales load and may have higher fees and expenses than Institutional Shares, so the yield and total return of Investment Shares will be lower than that of Institutional Shares. The Funds may sometimes publish total returns that do not take into account sales charges and such returns will be higher than returns which include sales charges. You should be aware that (i) past performance does not indicate how a Fund will perform in the future and (ii) each Fund's return and NAV will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investments in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds prepared by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money
Magazine, Forbes, Barron's, The Wall Street Journal and The
New York Times) or in local or regional publications.  Each
Fund may also compare its total return to indices such as the S&P 500, the Merrill Lynch Bond indices and Lehman
Brothers Bond indices. These indices show the value of selected portfolios of securities (assuming reinvestment of dividends) which are not managed by a portfolio manager.
The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. government.

Where Can I Obtain Performance Data?

The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated December 31 of each year (the Trust's fiscal year end) and semi-annual report dated June 30 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call 1-800-633-KENT (5368).

EXPENSE INFORMATION

What Are the Funds' Expenses?

A pro rata portion of certain expenses of the Trust are allocated to the Fund you own and to the particular class of shares you own and will be reflected in the value of your shares. Such expenses are not paid directly by shareholders.

TRUST EXPENSES. Expenses charged at the Trust level include fees paid to Trustees, legal counsel and auditors and administration fees. First Data is entitled to receive, for its administration services, an annual fee equal to 0.20% of the aggregate net assets of all funds in the Trust up to $5 billion; 0.18% of the Trust's aggregate net assets between $5 and $7.5 billion; and 0.15% of the Trust's aggregate net assets over $7.5 billion.

FUND EXPENSES. Most expenses will be charged at the Fund level, including investment advisory fees, Securities and Exchange Commission registration fees, transfer agency fees, custody fees, brokerage commissions, interest charges and taxes. Old Kent is entitled to receive from each Fund an annual advisory fee at the following rates based on each Fund's average daily net assets: Limited Term Tax-Free Fund, 0.45%; Intermediate Tax-Free Fund, 0.50%; Tax-Free Income Fund, 0.55%; and Michigan Municipal Bond Fund, 0.45%. For the fiscal year ended December 31, 1995, the Limited Term Tax-Free Bond, Intermediate Tax-Free Fund, Tax-Free Income Fund and Michigan Municipal Bond Fund paid or accrued to Old Kent an advisory fee, calculated daily and payable monthly, at an annual rate of 0.41%, 0.50%, 0.37% and 0.44%, respectively, of the average daily net assets of the Funds. Old Kent may rebate advisory fees to certain institutional customers in accordance with Federal and state law.

CLASS EXPENSES. Expenses allocated at the class level include printing and mailing expenses and expenses payable under the Funds' Distribution Plans. The Distribution Plans provide that each Fund may spend, in one year, up to 0.25% of the average daily net assets of the Fund's Investment Shares to finance sales activities of the Investment Shares, including marketing and advertising shares, maintaining account records, issuing confirmation statements and providing sub-accounting. Banks, broker-dealers and other organizations may also receive payments for providing support and/or distribution services to the Funds' shareholders who are their customers. Federal banking law currently limits the securities activities of banks. If a bank was not allowed to provide support and/or distribution services, the Fund would find another organization to provide such services and no shareholder should suffer any financial loss. The Funds do not reimburse 440 Distributors, the Funds' distributor, for any distribution expenses in excess of the payments received by 440 Distributors under the Distribution Plan or for its overhead expenses.

PURCHASES OF SHARES

Who May Want to Invest in the Funds?

Investment Shares may be purchased by individual investors and Institutional Shares may be purchased only by financial and other institutions for the benefit of fiduciary, agency or custodial accounts. The Funds, which are tax-free bond funds (also known as fixed income funds), are designed for investors who desire potentially higher returns than more conservative fixed rate investments or money market funds and who seek current income. Investors who have a long time horizon for their investments may wish to invest in other Kent Funds designed for long-term investors. When you choose among the Funds, you should consider both the expected yield of the Fund and potential price changes in the Fund's share price. The yield and potential price changes of a Fund's shares depend on the quality and maturity of the obligations in its portfolio, as well as on other market conditions (see "Performance - How Is the Funds' Performance Calculated?").

Shares of the Limited Term Tax-Free Fund, the Intermediate Tax-Free Fund, the Tax-Free Income Fund and the Michigan Municipal Bond Fund would not be suitable for tax-exempt institutions and may not be suitable for certain retirement plans which are unable to benefit from each Fund's federally tax-exempt dividends. In addition, the Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by industrial development bonds or related persons thereof.


When Can I Purchase Shares?

Shares can be purchased on any day that both the NYSE and Bankers Trust Company, the Funds' custodian, are open for business.

What is the Minimum Required Investment?

An investor must initially invest at least $1,000 in Investment Shares and at least $100,000 in Institutional
Shares.  Subsequent investments may be made in any amount.
The investment minimums may be waived for purchases by employees of Old Kent, participants in tax-sheltered plans and certain qualified retirement accounts.

How Can I Purchase Shares?

INVESTMENT SHARES

For your convenience, the Funds offer a wide variety of methods to purchase Investment Shares.

*	Through a Broker.  Any broker authorized by 440
Distributors, the Funds' distributor, can sell you
Investment Shares of the Funds. Please note that such brokers may charge you fees for their services.

*	By Mail.  You may open an account by mailing a
completed application and a check (payable to the applicable
Fund) to:
	The Kent Funds
	c/o 440 Distributors
	4400 Computer Drive
	P.O. Box 5107
	Westboro, MA  01581-5107

*	By Telephone.  You should call 1-800-633 KENT (5368)
to open an account and electronically transfer money to the account, followed by a completed application.

*	By Check.  Subsequent purchases of Investment Shares
can be made by mailing a check to the address listed above.

*	By Federal Funds Wire.  Subsequent purchases of
Investment Shares can be made via a federal funds wire sent to Fleet Bank for credit to a particular Fund. You should call 1-800-633-KENT (5368) for complete wire instructions.
You should be aware that banks may charge fees for sending wires. 440 Distributors has the right to charge fees for receiving wires, although it does not currently do so.

*	By Electronic Funds Transfer (For subsequent purchases
only). Call 1-800-633-KENT (5368) to request a purchase to be made or to obtain the forms to establish electronic funds transfer.

*	Through an Automatic Investment Plan

*	Call 1-800-633-KENT (5368) to establish an Automatic
Investment Plan.
*	Invest at least $1,000 in an Investment Share account.
*	On the 5th day of each month, your checking account
will be debited (minimum of $50) and Investment Shares will be purchased and held in your account.

	To change the amount invested each month in Investment Shares, or to stop the Automatic Investment Plan, call 1-800-633-KENT (5368) or write to: The Kent Funds, c/o 440 Distributors, 4400 Computer Drive, P.O. Box 5107, Westboro,
MA 01581-5107 at least 5 days before a scheduled investment.

*	Through Direct Deposit
	You may authorize direct deposit of your payroll, Social Security or Supplemental Security Income checks.

INSTITUTIONAL SHARES

You can purchase Institutional Shares by taking the following steps:

*	To open an account, call 1-800-633-KENT (5368) to
obtain an account or wire identification number.
*	Place a purchase order for shares by telephoning the
number above.
*	Wire federal funds to Fleet Bank no later than the day
after the purchase order is placed.

You should note that (i) a purchase of Institutional Shares will not be completed until Fleet Bank receives the purchase price and (ii) banks may charge for wiring federal funds to Fleet Bank. You may obtain information on how to wire funds from any national bank and certain state banks.

EXCHANGE PRIVILEGE

You may acquire Investment or Institutional Shares of a Fund (the "new fund") by exchanging shares of another investment portfolio offered by the Trust (the "old fund") for shares of the new fund. Shares of the new fund will be of the same class as the old fund. In effect, you would be redeeming (reselling to the fund) shares of the old fund and purchasing shares of the new fund. To determine the price at which shares are redeemed, see "What Price Do I Receive for Shares?" and to determine the price at which shares are purchased, see "What Price Do I Pay for Shares?"

*	Call 1-800-633-KENT (5368) or write to:  The Kent
Funds, c/o 440 Distributors, 4400 Computer Drive, P.O. Box
5107, Westboro, MA 01581-5107 to obtain a prospectus for the new fund prior to the exchange.

*	Call or write as indicated in * above to place an
order to exchange shares. Purchases of new funds must meet the minimum purchase requirement of that fund. If the order to exchange shares is placed prior to or at 4:00 p.m. Eastern Standard Time on any business day, the order will be executed on the day received, and if the order is placed after 4:00 p.m. Eastern Standard Time, the order will not be executed until the next business day.

*	If a shareholder does not have an account with the new
fund, a new account will be established with the same reinvestment options for distributions as the account for the old fund, unless the shareholder writes to the new fund to change the option.

Important Information About Exchanges
If shares of a Fund are purchased by check, such shares cannot be exchanged for 15 days. The Trust may disallow exchanges of shares if a shareholder has made more than 5 exchanges between investment portfolios offered by the Trust in a year, or more than 3 exchanges in a calendar quarter. Although unlikely, the Trust may reject any exchanges or the Funds may change or terminate rights to exchange shares. The exchange privilege is available only in states where shares of the new fund may be sold.

No sales charge is imposed when Investment Shares on which a shareholder previously paid a sales charge are exchanged for Investment Shares of another investment portfolio. However, a sales charge will be imposed on exchanges of Investment Shares purchased without a sales charge (i.e., money market portfolio shares) for Investment Shares of a Fund which imposes a sales charge. In order to make an exchange, shareholders will be required to maintain the applicable minimum account balance in each investment portfolio of the Trust in which shares are owned.

Institutional Shares of a Fund may be exchanged for Investment Shares of the same Fund when the Institutional
Shares are distributed to the underlying beneficial owners of trust accounts, 401(k) plans and other fiduciary or agency accounts. No sales charge is imposed in connection with such an exchange.

Investors should note that each Fund has the right to stop offering its shares, to reject purchase orders and to suspend the exchange privilege, although such actions are unlikely. 440 Distributors may require additional documents prior to accepting a purchase, redemption or exchange.

Shareholder Services
For further information on all shareholder services, call
The Kent Funds toll-free at
 1-800-633-KENT (5368)
or write to
The Kent Funds
c/o 440 Distributors
4400 Computer Drive
P.O. Box 5107
Westboro, MA  01581-5107

What Price Do I Pay For Shares?

Investment Shares are sold at the "net asset value next determined" by the Fund plus any "applicable sales charge" and Institutional Shares are sold at the "net asset value next determined" by the Fund. These terms are explained below. You should be aware that broker-dealers (other than the Funds' distributor) may charge investors additional fees if shares are purchased through them.

NET ASSET VALUE. Except in certain limited circumstances, at 4:00 p.m. on each day the NYSE is open for trading each Fund determines its NAV. The NAV is calculated separately for the Investment Shares and Institutional Shares of each Fund. The "net asset value next determined" is the NAV calculated at 4:00 p.m. on the day a purchase order for shares is received, if the purchase order is received prior to or at 4:00 p.m., and is the net asset value calculated at 4:00 p.m. on the next business day, if the purchase order is received after 4:00 p.m. The NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses allocated to that class, and dividing the result by the number of shares of that class outstanding. When market quotations are readily available, the Funds' assets are valued at market value. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. All other assets are valued at fair value as determined by or under the direction of the Board of Trustees. The Funds may use pricing services to help determine the fair value of securities.

APPLICABLE SALES CHARGE. Except in the circumstances described below, a sales charge must be paid at the time of purchase of Investment Shares. The more Investment Shares an investor purchases, the lower the percentage of the sales charge will be, as the table below indicates.


AMOUNT OF PURCHASE     AS A % OF OFFERING     AS A % OF NET
                            PRICE*            AMOUNT INVESTED**

Under $100,000               4.00%                 4.17%
$100,000 - $249,999          3.00%                 3.09%
$250,000 - $499,999          2.00%                 2.04%
$500,000 - $999,999          1.00%                 1.01%
$1,000,000 and over          0.75%                 0.76%

*Maximum reallowance to dealers.
**Rounded to the nearest one-hundredth percent.

For instance, if you wish to invest $275,000 in a Fund, you would pay to the Fund $275,000 plus $5,610 (2.04% of $275,000).

Certain investors may reduce the percentage of sales charge they pay for Investment Shares by purchasing shares of more than one investment portfolio of the Trust ("Portfolio") at the same time, by purchasing additional shares of Portfolios in the future or by agreeing to invest a certain amount in the Portfolios during a 13-month period, as described below. Call the Trust at 1-800-633-KENT (5368) to determine if you qualify for such reductions.

Concurrent Purchases. If you purchase Investment Shares of more than one Portfolio that is subject to a sale load at the same time, you may be able to total the amount being invested in all Portfolios at that time to determine the sales charge payable. For example, if you concurrently invested $100,000 in the Intermediate Tax-Free Fund and $50,000 in the Tax-Free Income Fund, the sales charge assessed would be 3% of $150,000, or $4,500.

Rights of Accumulation.  If you buy additional Investment
Shares of a Fund, then you may be able to total the amount of money currently being invested and the current value of previously purchased shares of a Portfolio (other than the Money Market Fund or the Michigan Municipal Money Market
Fund) still held to determine the amount of sales charge payable. For example, if you had previously purchased
10,000 shares of the Tax-Free Income Fund and still held
5,000 shares of that Fund on a day when you purchased an additional 20,000 shares of the Fund and the Fund's NAV was $10 per share, you would pay a sales charge of 2% (the applicable rate on a $250,000 purchase) on the $200,000 worth of new shares being purchased, or $4,000. To take advantage of the rights of accumulation, you must contact
440 Distributors at 1-800-633-KENT (5368) at the time of purchase. The Trust may change or terminate rights of accumulation at any time.

Letter of Intent. If you intend to make several investments in one or more Portfolios over time, you may wish to complete the Letter of Intent section of your new account application. By doing so, you agree to invest a certain amount in one or more of the Portfolios over a 13-month period. Each investment in a Portfolio during the 13 months would then be subject to the sales charge applicable to the total amount to be invested under the Letter of Intent in Portfolios that charge a sales load. For example, if you stated in your application your intent to invest $275,000 in one or more Portfolios that charge a sales load but you only invested $75,000 at the time you completed your application, then you would pay a sales charge of 2% of $75,000, or $1,500, which is half of the 4% sales charge that you would otherwise have paid on such investment. The Letter of Intent may be back-dated up to 90 days so that any investments made in any of the Portfolios (other than in the Money Market Fund and the Michigan Municipal Money Market
Fund) during the preceding 90-day period can be applied toward fulfillment of the Letter of Intent (although there will be no refund of sales charges paid during the 90-day period). You should inform 440 Distributors that you have a Letter of Intent each time you make an investment.

You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. Shares representing 5% of the dollar amount specified in the Letter of Intent will be held in escrow. Such shares will not be available for redemption, transfer or pledge until the Letter of Intent is completed or the higher sales charge paid. If the intended investment is not completed and you do not pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made within 20 days after written request by 440 Distributors or its dealer, 440 Distributors will redeem an appropriate number of escrowed shares and release the balance of escrowed shares to you. You are entitled to all income and capital gains distributions paid with respect to the escrowed shares.

Other. Sales charges may be waived entirely for investors who transfer balances from mutual fund companies other than the Trust during certain promotional periods announced by 440 Distributors. In addition, sales charges will not be payable by (1) current full-time and part-time employees, retired employees and Directors of OKFC and its subsidiaries; (2) Trustees of the Trust; (3) registered representatives of firms which have dealer or broker agreements with 440 Distributors relating to Investment
Shares; and (4) spouses and dependent children of the individuals listed in (1) - (3) above; (5) OKFC or one of its subsidiaries, acting on behalf of fiduciary customer accounts and any other account maintained by a trust department; (6) employees of First Data and 440
Distributors; and (7) participants in certain qualified retirement plans



For further information about sales charge reductions and waivers and the programs described above, call toll-free at 1-800-633-KENT (5368) or write to
The Kent Funds, c/o 440 Distributors, 4400 Computer Drive,
P.O. Box 5107, Westboro, MA  01581-5107


REDEMPTIONS (SALES) OF SHARES

When Can I Redeem Shares?

You can redeem shares on any day that the NYSE is open for trading. Shares will not be redeemed by a Fund unless all required documents have been received by 440 Distributors.
A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the Securities and Exchange Commission orders the Fund to stop redemptions. If you intend to redeem shares worth more than $1,000,000, you should notify the Fund at least one day in advance.

How Can I Redeem Shares?

INVESTMENT SHARES

*	By Mail.  You may mail your redemption notice to:

The Kent Funds
c/o 440 Distributors
4400 Computer Drive
P.O. Box 5107
Westboro, MA  01581-5107

The redemption notice should state the amount of money or number of shares to be redeemed, and the account name and number. If a stock certificate has been issued to you, you must endorse (sign the back of) the stock certificate and return it to the Fund together with the written redemption notice.

Important Information Regarding Stock Certificates and Redemption Notices for Investment Shares
Signatures on all redemption notices and stock certificates must be guaranteed by a U.S. stock exchange member, a U.S. commercial bank or trust company and other entities approved by 440 Distributors, unless the amount redeemed is less than $50,000 and the account address has been the same for at least 90 days. The Funds can change the above requirements or require additional documents at any time.

*	By Telephone.  You can redeem up to $50,000 worth of
Investment Shares by calling    1-800-633-KENT (5368).  If
the amount redeemed is less than $2,500, then a check will be mailed to you and if equal to or greater than $2,500, then the proceeds will be mailed or sent by wire or electronic funds transfer to the bank listed on your account.

*	Through a Broker.  Investment Shares can be redeemed
through a broker. The broker should send the redemption notice and any other required documents to 440 Distributors, which will send the proceeds to the broker or directly to you, at your option, within 3 days after receiving proper documents. 440 Distributors does not charge a fee for this service, but the broker might.

*	Through an Automatic Withdrawal Plan.  Under the Plan,
a shareholder with an account worth at least $10,000 may redeem, either monthly or quarterly, fixed dollar amounts of Investment Shares. Each payment must be at least $100 and can be no more than 1.5% per month, or 4.5% per quarter, of the value of the shareholder's Investment Shares when the Automatic Withdrawal Plan was opened. The proceeds can be mailed or sent by electronic funds transfer to the bank listed on your account.

INSTITUTIONAL SHARES

You can redeem Institutional Shares by mail, by telephone or through a broker by following the procedures described for Investment Shares. Redemption proceeds will be wired in federal funds only to the commercial bank and account number listed on your account application. To change the bank account, you should call the Funds at 1-800-633-KENT (5368) and request the proper form.

GENERAL REDEMPTION INFORMATION


During periods of unusual market activity it may be difficult to reach the Funds by telephone. In such cases, shareholders should follow the procedures for redeeming by mail or through a broker. Neither the Trust nor any of its service providers will be liable for following telephone instructions reasonably believed to be genuine unless it acts with willful misfeasance, bad faith or gross negligence. In this regard the Trust and its transfer agent require personal identification before accepting a telephone redemption. To the extent that the Trust fails to use reasonable procedures as a basis for its belief that telephone instructions are genuine, it and/or its service providers may be liable for instructions that prove to be fraudulent and unauthorized.

Each Fund reserves the right to redeem an account if its value falls below $1,000 for Investment Shares and $100,000 for Institutional Shares as a result of redemptions (but not as a result of a decline in net asset value). A shareholder will be notified in writing and allowed 60 days to increase the value of the account to the minimum investment level.

What Price Do I Receive for Shares?

You will receive the NAV next determined for each share you wish to redeem. See "Purchases of Shares - What Price Do I
Pay for Shares?" for an explanation of how the NAV next determined is calculated.

When Will I Receive Redemption Money?

Redemption proceeds are typically sent to shareholders within 3 business days after a request for redemption is made. You should be sure that you submit all proper documents for redemption; otherwise, the payment of redemption proceeds may be delayed. You may call the Funds at 1-800-633-KENT (5368) to be sure that you have proper documents for redemption. If you purchase shares with a check and try to redeem shares a short time later, the Fund may delay paying redemption proceeds until the check has been collected, although the amount to be paid for the shares will be calculated when the redemption notice is received. The delay could take 15 days or more. To avoid a delay in receiving redemption proceeds, you should purchase shares through a bank wire or electronic funds transfer. Information on wires can be obtained from all national and many state banks.

STRUCTURE AND MANAGEMENT OF THE FUNDS

How Are the Funds Structured?

The Trust is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Trust was organized on May 9, 1986 as a Massachusetts business trust. The Trust is governed by a Board of Trustees. The Trustees are responsible for the overall management of the Trust and retain and supervise the Funds' Adviser, Administrator, Distributor, Transfer Agent and Custodian. Currently, the Trust has thirteen portfolios, each of which offers 2 classes of shares.

Who Manages and Services the Funds?

INVESTMENT ADVISER. The Funds are advised by Old Kent, an indirect wholly-owned subsidiary of OKFC, which is a financial services company with total assets as of December
31, 1995 of approximately $12 billion. Old Kent provides investment advice to the Funds under a contract with the Funds.

Old Kent's Investment Department employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. Old Kent has provided investment advisory services to individual and corporate trust accounts for over 100 years. Old Kent is located at One Vandenberg Center, Grand Rapids, MI 49503. Through offices in Michigan, Florida and Illinois, OKFC and its subsidiaries provide a broad range of financial services to individuals and businesses. Old Kent currently has the right to vote a majority of the Trust's outstanding shares on behalf of its underlying customer accounts and therefore it is considered to be a controlling person of the Trust.

Old Kent has committed several portfolio managers to the day-to-day management of the Funds. Joseph T. Keating, a Senior Vice President in the Investment Management Group, is responsible for developing and implementing the Funds' investment policies. Mr. Keating has over 20 years of investment experience and has served in various management positions with Old Kent for the past 9 years. Allan J. Meyers, a Vice President in the Investment Management Group, is Director of fixed income funds and the portfolio manager of the Intermediate Tax-Free Fund and the Tax-Free Income Fund. He has managed the Funds since their inception. Mr. Meyers has over 12 years of investment experience with Old Kent. Michael J. Martin, an Assistant Vice President in the Investment Management Group, is responsible for security analysis of short-term tax-free obligations and is a co-portfolio manager of the Limited Term Tax-Free Fund and the Michigan Municipal Bond Fund, which he has managed since January 1995. Mr. Martin has over 6 years of experience with Old Kent.

Old Kent selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. Old Kent may consider as a factor the number of shares of a Fund sold by the broker-dealer. The broker-dealers may be affiliated with the Trust or its service providers or their affiliates subject to any limitations imposed by applicable securities laws and regulations.

ADMINISTRATOR. First Data provides management and administrative services to the Funds, including providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. First Data also acts as the transfer agent and dividend paying agent of the Funds. First Data is located at One Exchange Place, Boston, Massachusetts 02109.

DISTRIBUTOR. 440 Distributors is the distributor of the Funds' shares and is paid a sales charge on the sale of Investment Shares, described under "Purchases of Shares - What Price Do I Pay For Shares?" The Distributor may reallow all or a portion of the sales charge to a broker-dealer. The second column under the table labeled "Applicable Sales Charge" shows the maximum amount of the reallowance. The Distributor may, from time to time, provide promotional incentives to certain dealers whose representatives have sold or are expected to sell significant amounts of Investment Shares. The Distributor may provide written information to dealers with whom it has dealer agreements that relate to sales incentive campaigns conducted by such dealers for their representatives. In addition, the Distributor may similarly provide financial assistance in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent that they are prohibited by the laws of any state or any self-regulatory agency, such as the NASD. Dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters as that term is defined under the Securities Act of 1933.

What Are My Rights as a Fund Shareholder?

As a shareholder of a Fund, you have the right to vote on certain matters affecting the Fund, such as elections of Trustees and approval of advisory contracts and distribution arrangements. The Funds will not have annual shareholder meetings, but special meetings may be held at the request of investors holding 10% of the shares for the purpose of removing a Trustee. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote only on matters affecting the Trust as a whole and your particular Fund and class of shares, and not on matters only affecting other Funds or classes of shares. You should be aware that under Massachusetts law it is possible that a shareholder may be personally liable for the Fund's obligations. If a shareholder were required to pay a debt of a Fund, however, the Fund has committed to reimburse the shareholder in full from its assets.

DIVIDENDS, DISTRIBUTIONS AND TAXES

When Will I Receive Distributions From the Funds?

Each Fund will distribute substantially all of its net investment income and long-term capital gains to shareholders each year. Each Fund will declare and pay dividends monthly. Each Fund will distribute realized long-term capital gains, if any, once a year. You should be aware that each time a distribution is made from a Fund, the Fund's net asset value is reduced by the amount of the distribution. Therefore, if you buy shares just before a distribution is made, you will pay full price for the shares and then receive a portion of the price back as a taxable distribution.

How Will Distributions Be Made?

Dividend and capital gains distributions will be paid in additional shares of the Funds. If you wish to receive distributions in cash, notify the Fund at 1-800-633-KENT
(5368) and a check will be mailed to you each time a distribution is made. Your distributions may also be sent by electronic funds transfer directly to your designated bank account. Shareholders in IRA accounts and participants in certain tax-qualified plans cannot receive distributions in cash.

What Are the Tax Implications of My Investments in the
Funds?

Because the Funds each intend to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code"), they generally will not be required to pay Federal income taxes on their income and capital gains. Income dividends by each Fund will be taxable to you as ordinary income, unless you are exempt from Federal income taxes. Capital gains distributions will be taxed to you as long-term capital gains (regardless of how long you have held the shares). Each Fund intends to distribute monthly its net tax-exempt income (such distributions are known as "exempt-interest dividends") and any investment company taxable income. Exempt-interest dividends may be treated by you as items of interest excludable from your gross income under
Section 103(a) of the Code unless under the circumstances applicable to you the exclusion would be disallowed. See the SAI under "Dividends and Taxes." Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits. In general, a Fund's investment company taxable income will be its taxable income (including interest and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. To the extent, if any, dividends paid to you are derived from taxable income or from net long-term capital gains, such dividends will not be exempt from Federal income tax, whether they are paid in cash or reinvested in additional shares, and may also be subject to state and local taxes.

A percentage of the interest on indebtedness incurred by you to purchase or carry shares of a Fund will not be deductible for Federal income tax purposes to the extent of the portion of the interest expense relating to exempt-interest dividends.

Please note that the above tax treatment applies regardless of whether you receive your distributions in cash or in additional shares. Federal income taxes for distributions to an IRA or to a qualified retirement plan are deferred.
Income dividends will qualify for the dividends received deduction for corporations to the extent of the total qualifying dividends received by the distributing Fund from domestic corporations for the year.

Any distribution that is declared in October, November or December but not actually paid until January of the following year will be taxable in the year declared. When you redeem, transfer or exchange shares, you may have a taxable gain or loss depending on whether the price you receive for the shares has a value higher or lower than your tax basis in the shares. If you hold shares for six months or less, and during that time you received a capital gain dividend, any loss you realize on the sale of those shares will be treated as a long-term loss to the extent of the earlier distribution. You will receive from each Fund in which you are a shareholder shortly after the end of each year a statement of the amount and nature of distributions made to you during the year. You will also receive a confirmation statement shortly after disposing of shares showing the amount and value of the disposition.

You should note that in certain cases (i) the Funds will be required to withhold 31% of dividends or sale proceeds otherwise due to you and (ii) in addition to Federal taxes, state and local taxes may apply to transactions in shares.

The exemption of interest on municipal bonds for Federal income tax purposes does not necessarily result in exemption under the income, corporate or personal property tax laws of any state or city. Generally, you are afforded tax-exempt treatment at the state and local levels for distributions derived from interest on municipal securities of your state of residency.

Dividends paid by the Michigan Municipal Bond Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan state and local taxes, even though the dividends may not be exempt for Federal income tax purposes. The Fund is unable to predict in advance the portion of its dividends that will be derived from interest on Michigan Municipal Obligations, but will notify shareholders each year as to the interest derived from Michigan Municipal Obligations.

Distributions of taxable income and taxable capital gains by the Michigan Municipal Bond Fund are taxable for Michigan taxation purposes when received by a shareholder, except that distributions which are reinvested by a shareholder in shares of the Fund are exempt from the Michigan intangibles tax. Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

This section contains a brief summary of the tax implications of ownership of the Funds' shares. A lengthier description of taxes is contained in the SAI. You should consult your tax adviser regarding the impact of owning the Funds' shares on your own personal tax situation, including the applicability of any state and local taxes.

ADDITIONAL INFORMATION

Where Do I Get Additional Information About My Account and the Funds?

	For more information, call the Funds at 1-800-633-KENT
(5368) or write to the Funds at:

The Kent Funds
c/o 440 Distributors
4400 Computer Drive
P.O. Box 5107
Westboro, MA  01581-5107

Except as otherwise stated in this prospectus or required by law, the Trust reserves the right to change the terms of any offer stated in this prospectus without shareholder approval, including the right to charge certain fees for services provided. No person has been authorized to give any information or to make any representation not contained in this prospectus, or in the SAI, in connection with the offering made by this prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their Distributor. This prospectus does not constitute an offering by the Funds or by their Distributor in any jurisdiction in which such offering may not lawfully be made.


THE KENT FUNDS


STATEMENT OF ADDITIONAL INFORMATION

               for
Investment and Institutional Shares

                 of

The Kent Money Market Fund
The Kent Michigan Municipal Money Market Fund
The Kent Growth and Income Fund
The Kent Small Company Growth Fund
The Kent International Growth Fund
The Kent Index Equity Fund
The Kent Short Term Bond Fund
The Kent Intermediate Bond Fund
The Kent Income Fund
The Kent Limited Term Tax-Free Fund
The Kent Intermediate Tax-Free Fund
The Kent Tax-Free Income Fund
The Kent Michigan Municipal Bond Fund


May 1, 1996


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the prospectuses for the Investment Shares and the
Institutional Shares of the foregoing Funds dated     May 1,
1996, as amended or supplemented from time to time. A copy of the prospectuses may be obtained by writing to 440 Financial Distributors, Inc., 4400 Computer Drive, P.O. Box
5107, Westboro, Massachusetts 01581-5107      or by calling
1-800-633-KENT (5368). Capitalized terms not otherwise defined herein have the same meaning as in the prospectuses.

    Shares of the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, Old Kent Bank or any of its affiliates, and are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in mutual fund shares involves investment risk, including possible loss of principal. Each Money Market Fund seeks to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.



TABLE OF CONTENTS

The Trust	3
Investment Policies	3
Investment Restrictions	23
Securities Transactions	25
Valuation of Securities	27
Trustees and Officers	30
Expenses	31
Investment Adviser	32
Administrator	35
Distributor	36
Transfer Agent	36
Custodian, Auditors and Counsel	37
Distribution Plans	37
Additional Purchase and Redemption Information	38
Dividends and Taxes	40
Declaration of Trust	45
Standardized Total Return and Yield Quotations	46
Advertising Information	49
    Financial Statements     	49
Additional Information	50
Appendix A	A-1
Appendix B	B-1
Appendix C	C-1



No person has been authorized to give any information or to make any representation not contained in this SAI, or in the prospectuses related hereto, in connection with the offering made by the prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its Distributor.
This SAI and the prospectuses do not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made.






THE TRUST


The Kent Funds (the "Trust") is an open-end management investment company, commonly known as a mutual fund, which was organized on May 9, 1986 as a Massachusetts business trust. The original name of the Trust was "Master Municipal Trust." The Trust changed its name to "The Kent Funds" on May 1, 1990. The Trust consists of thirteen separate investment portfolios, each of which is diversified and has a distinct investment objective and distinct investment policies (individually, a "Fund," and collectively, the "Funds"). Each of the Funds has established two classes of shares, Investment Shares and Institutional Shares. This SAI relates to the Investment and Institutional Shares of The Kent Money Market Fund, The Kent Michigan Municipal Money Market Fund (collectively, the "Money Market Funds"), The Kent Growth and Income Fund, The Kent Small Company Growth Fund, The Kent International Growth Fund, The Kent Index Equity Fund (collectively, the "Equity Funds"), The Kent Short Term Bond Fund, The Kent Intermediate Bond Fund, The Kent Income Fund (collectively, the "Income Funds"), The Kent Limited Term Tax-Free Fund, The Kent Intermediate Tax-Free Fund, The Kent Tax-Free Income Fund and The Kent Michigan Municipal Bond Fund (collectively, the "Municipal Bond Funds"). The Equity Funds, Income Funds and Municipal Bond Funds are sometimes collectively referred to as the "Non-Money Market Funds." The Municipal Bond Funds and The Kent Michigan Municipal Money Market Fund are sometimes collectively referred to as the "Tax-Free Funds." Each Fund is advised by Old Kent Bank ("Old Kent" or the "Investment Adviser").

    Important     information about the Trust and the
Investment and Institutional Shares of the Funds is con-tained in the Funds' prospectuses. This SAI provides additional information about the Trust and the Investment and Institutional Shares of the Funds that may be of interest to some investors.


INVESTMENT POLICIES


The following information supplements the description of each Fund's investment objective and policies as set forth in its respective prospectus. The investment policies discussed below are applicable to all the Funds unless otherwise noted.

    Money Market Instruments

	The Funds may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of thirteen months or less. Variable amount master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although such notes are not normally traded and there may be no secondary market in the notes, the Funds may demand payment of the principal of the instrument at any time. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Funds might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.

   	Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Investments by the Funds in taxable commercial paper will consist of issues that are rated A-1 by Standard & Poor's Ratings Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"). In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by Old Kent at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Funds. Commercial paper may include variable and floating rate instruments.

	Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

The Funds may invest a portion of their assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit
    ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers'
Acceptances ("Yankee BAs")      which are U.S.
dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

   	Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only when Old Kent deems the instrument to present minimal credit risk, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. These additional risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

Guaranteed Investment Contracts (The Income Funds, Municipal
Bond Funds and Money Market Fund only)

    The above-referenced Funds may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Income Funds, Municipal Bond Funds and Money Market Fund will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by Old Kent pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.

Repurchase Agreements

    Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). The Funds will enter into such repurchase agreements only with financial institutions that are deemed to be creditworthy by Old Kent, pursuant to guidelines established by the Trust's Board of Trustees. During the term of any repurchase agreement, Old Kent will continue to monitor the creditworthiness of the seller. The Funds will not enter into repurchase agreements with Old Kent or its affiliates. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund's acquisition of the securities and normally will be within a shorter period of time. Repurchase agreements with deemed maturities in excess of seven days are considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments. Securities subject to repurchase agreements are held either by the Trust's custodian or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest) and securities subject to repurchase agreements are maintained by the Trust's custodian in segregated accounts in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Reverse Repurchase Agreements

A Fund may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain in a segregated account cash, U.S. Government securities or other liquid high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

Variable and Floating Rate Instruments (The Income Funds,
Municipal Bond Funds and Money Market Funds only)

    	The above-referenced Funds may purchase rated and unrated variable and floating rate instruments. When purchasing such instruments for the Funds, Old Kent will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status to meet payment on demand.
In determining weighted average portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations held by the Funds, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment. Where necessary to ensure that a variable or floating rate instrument is of the minimum required credit quality for a Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Unrated instruments will be determined by Old Kent to be of comparable quality at the time of purchase to rated instruments eligible for purchase by the Funds.

   	The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Fund to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise demand rights, and a Fund could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments (including inverse floaters) will be subject to a Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days and a reliable trading market is absent.


    Loan Participation Notes

	A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participations purchased by a Fund may be regarded as illiquid.

Forward Commitments, When-Issued Securities and Delayed-
Delivery Transactions

Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

   Securities purchased or sold on a when-issued, delayed
delivery or forward commitment basis involve a risk of loss
if the value of the security to be purchased declines, or
the value of the security to be sold increases, before the
settlement date.      When a Fund engages in when-issued,
delayed-delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Trust's custodian will maintain in a segregated account cash, U.S. Government securities or other liquid high-grade debt securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its
obligations under     when-issued, forward commitment and
delayed-delivery transactions. Because a Fund sets aside liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its purchase commitments exceed 25% of the value of its assets. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued, delayed-delivery or forward commitment securities will be calculated from the commitment date.

United States Government Obligations

Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, and Maritime
Administration.     Obligations of certain agencies and
instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

    Zero Coupon Obligations (The Income Funds and Money
Market Funds only)

	The Income Funds and Money Market Funds may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity, provided that the greater price volatility of any such zero coupon obligation is not inconsistent with the Fund's investment objective. The Funds will accrue income on such investments for tax and accounting purposes, as required, and such income must be distributed to shareholders. Because no cash is received at the time of such accruals, a Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations.

Stripped     Obligations (The Income Funds and Money Market
Funds only)

	The Income Funds and Money Market Funds may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their "face value," and may, with respect to the Income Funds, include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds also may purchase U.S. dollar-denominated "stripped" securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

   	SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

   	SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's per share net asset value.


Within the past several years, the Treasury Department has
facilitated transfers of ownership of     stripped
securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." The Income Funds and Money Market Funds may purchase securities registered in the STRIPS program. Under the STRIPS program, the Funds will be able
to have their beneficial ownership of      stripped
securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, the Income Funds and Money Market Funds may acquire other U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments.
The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or
administrative authority on this issue.      The staff of
the Securities and Exchange Commission believes that participations in TIGRs, CATs and other similar trusts are not U.S. Government securities.

Mortgage-Backed Securities (The Income Funds     and Money
Market Funds      only)

The Income Funds     and Money Market Funds      may invest
in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgages, such as certificates of the GNMA and the FHLMC. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The average life of a mortgage-backed security varies with the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, mortgage refinancings or foreclosure. Mortgage prepayment rates are affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments.

   	In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In calculating the average weighted maturity of each Fund, the maturity of mortgage-backed and asset-backed securities will be based on estimates of average life.

    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

   	The Income Funds also may acquire collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways.


There are risks inherent in the purchase of mortgage-backed securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lessor or greater rate than expected. To the extent that Old Kent's assumptions about prepayments are inaccurate, these securities may expose the Funds to significantly greater market risks than expected.

Asset-Backed Securities (The Income Funds and Money Market
Funds only)

The Income Funds and Money Market Funds may purchase asset-backed securities, which are securities backed by installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

   	Non-mortgage asset-backed securities invoke certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.

    Certain Derivative Securities (The Income Funds,
Municipal Bond Funds and Money Market Funds only)

   	The above-referenced Funds may invest in structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. The Funds also may hold derivative instruments that have interest rates that re-set inversely to changing current market rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. These instruments represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. On the other hand, the embedded option features of other derivative instruments could limit the amount of appreciation a Fund can realize on its investment, could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. In some cases it may be difficult to determine the fair value of a structured or derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. With respect to purportedly tax-exempt derivative securities, in many cases the Internal Revenue Service has not ruled on whether the interest received on such securities is in fact free from Federal income taxes. Purchases of such securities by the Tax-Free Funds are therefore based on the opinion of counsel to the sponsors of the security. The Money Market Funds will only purchase derivative securities that qualify as "Eligible Securities" under Rule 2a-7 of the 1940 Act.

Municipal Obligations (The Income Funds, Municipal Bond
Funds and Money Market Funds only)

    The two principal classifications of Municipal Obligations which may be held by the above-referenced Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taking power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity bonds (e.g., bonds issued by industrial development authorities) that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term "Municipal Obligations" if the interest paid thereon is exempt from regular Federal income tax and not treated as a specific tax preference item under the Federal alternative minimum tax. Private activity bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. The credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.
	The Funds may also purchase "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

  Opinions relating to the validity of Municipal Obligations (including Michigan Municipal Obligations) and to the exemption of interest thereon from regular Federal income tax and, in the case of Michigan Municipal Obligations, Michigan state personal income tax, are rendered by counsel to the respective issuing authorities at the time of issuance. Such opinions may contain various assumptions, qualifications or exceptions that are reasonably acceptable to Old Kent. Neither the Trust nor Old Kent will review the proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards the Federal income tax status of interest on Municipal Obligations or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of Municipal Obligations and a Fund's liquidity and value. In such an event the Board of Trustees would reevaluate the Funds' investment objectives and policies and consider changes in their structure or possible dissolution.

Certain of the Municipal Obligations held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Obligations at the time of its original issuance. In the event that the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors. The Tax-Free Funds may, from time to time, invest more than 25% of their assets in Municipal Obligations covered by insurance policies.

Information about the financial condition of issuers of Municipal Obligations may be less available than information about corporations that have class of securities registered under the Securities Exchange Act of 1934.

    The Income Funds and Municipal Bond Funds also may purchase Municipal Obligations known as "certificates of participation" which represent undivided proportional interests in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by applicable municipal charter provisions or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may or may not provide that the certificate trustee can accelerate lease obligations upon default. If the trustee could not accelerate lease obligations upon default, the trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. Certificates of participation are generally subject to redemption by the issuing municipal entity under specified circumstances. If a specified event occurs, a certificate is callable at par either at any interest payment date or, in some cases, at any time. As a result, certificates of participation are not as liquid or marketable as other types of Municipal Obligations and are generally valued at par or less than par in the open market. Municipal leases may be
considered liquid, however,      under guidelines
established by the Trust's Board of Trustees. The guidelines will provide for determination of the liquidity and proper valuation of a municipal lease obligation based on factors including the following: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and
(4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. Old Kent, under the supervision of the Trust's Board of Trustees, will also consider the continued marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the essentiality to the municipality of the property covered by the lease.

Standby Commitments (The Income Funds, Municipal Bond Funds and Money Market Funds only)

The     above-referenced      Funds may enter into standby
commitments with respect to Municipal Obligations held by them. Under a standby commitment, a dealer agrees to purchase at a Fund's option a specified Municipal Obligation at its amortized cost value to the Fund plus accrued interest, if any. Standby commitments may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

The Funds expect that standby commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a standby commitment either separately in cash or by paying a higher price for Municipal Obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

The Funds intend to enter into standby commitments only with dealers, banks and broker-dealers which, in Old Kent's opinion, present minimal credit risks. The Funds will acquire standby commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a standby commitment will not affect the valuation of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual standby commitment will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a standby commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.



Warrants (The Equity Funds only)

The Equity Funds may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. A Fund will not invest more than 5% of its total assets, taken at market value, in warrants, or more than 2% of its total assets, taken at market value, in warrants not listed on the New York Stock Exchange ("NYSE"), American Stock Exchange or a major foreign exchange. Warrants acquired by a Fund in shares or attached to other securities are not subject to this restriction.

    Foreign Securities (The Growth and Income Fund,
International Growth Fund and Income Funds)

	The International Growth Fund intends to invest primarily in the securities of foreign issuers. In addition, the Growth and Income Fund may invest a portion of its assets in such securities. The Income Funds may invest a portion of their assets in U.S. dollar-denominated securities of foreign issuers. The Income Funds may also invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities. These obligations may be issued by supranational entities, including internal organizations (such as the European Coal and Steel Community) designated or supported by governmental entities to promote economic reconstruction or development and internal banking institutions and related government agencies.

   	Investment in foreign securities involves special risks. The performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency increases the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

   	There are other risks and costs involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. With respect to securities issued by foreign governments, such governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by United States entities or citizens.

   	Although the Growth and Income Fund and International Growth Fund may invest in securities denominated in foreign currencies, their portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. The Funds are also subject to the possible imposition of exchange control regulations or freezes on convertibility of currencies.

   	Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. Federal income tax law, they may reduce the net return to the shareholders.


    American Depository Receipts (The Equity Funds only)

	The Equity Funds can invest in American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of underlying foreign securities and are denominated in U.S. dollars. Some institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer.

    Exchange Rate-Related Securities (The International
Growth Fund only)

	The International Growth Fund may invest in securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities.


    	Investments in Exchange Rate-Related Securities entail certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may, from time to time, combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

Foreign Currency Transactions (The International Growth Fund only)

In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the International Growth Fund is authorized to enter into
forward currency exchange contracts.      A forward currency
exchange contract is an obligation to purchase or sell a specific currency, or a "basket" of currencies, at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. Although the contracts may be used to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. The Fund may also engage in cross-hedging by using forward currency exchange contracts in one currency to hedge against fluctuations in the value of securities denominated in a difference currency if Old Kent believes that there is a pattern of correlation between the two currencies.

    The Fund may enter into forward currency exchange contracts in several circumstances. When entering into a contract for the purchase or sale of a security, the Fund
may enter into a forward currency exchange      contract for
the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

When Old Kent anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the securities held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. While forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

A separate account consisting of cash, U.S. Government securities or other liquid high-grade debt securities, equal to the amount of the Fund's assets that could be required to consummate forward contracts will be established with the Fund's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

Currency Swaps (The International Growth Fund only)

The International Growth Fund may also enter into currency swaps, which involve the exchange of the rights of the Fund and another party to make or receive payments in specific
currencies.      The net amount of the excess, if any, of
the Fund's obligations over its entitlements with respect to each currency swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in segregated accounts by
the Trust's custodian.       Inasmuch as these transactions
are entered into for good faith hedging purposes, the Funds and Old Kent believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The Fund will not enter into a currency swap unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Moody's. If there is a default by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

Options (The Non-Money Market Funds only)

The Non-Money Market Funds may buy put and call options and write covered call and secured put options. Such options may relate to particular securities, indices, financial instruments or foreign currencies, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation.
          Options trading is a highly specialized activity which entails greater than ordinary investment risk.
Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Options on indices provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indices, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities
or other liquid     high-grade debt securities,      in such
amount are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same instrument or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets in a segregated account with its custodian. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

A Fund's obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.
There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned instrument or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by a Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several risks associated with transactions in options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Futures Contracts and Related Options (The Non-Money Market
Funds only)

The Non-Money Market Funds may purchase and sell futures contracts and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix C to this SAI.

    Illiquid and Restricted Securities

	The Funds will not invest more than 15% (10% in the case of the Money Market Funds) of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons.
Repurchase agreements with deemed maturities in excess of seven days, time deposits maturing in more than seven days, currency swaps, SMBSs issued by private issuers, unlisted over-the-counter options, GICs and securities that are not registered under the Securities Act of 1933 but that may be purchased by institutional buyers under Rule 144A are subject to this limit (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists).

   	Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933 for resales of certain securities to qualified institutional buyers. Old Kent believes that the market for certain restricted securities such as institutional commercial paper may expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

   	Old Kent monitors the liquidity of restricted securities in the Funds' portfolios under the supervision of the Board of Trustees. In reaching liquidity decisions, Old Kent will consider such factors as: (a) the frequency of trades and quotes for the security; (b) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The use of Rule 144A transactions could have the effect of increasing the level of illiquidity in the Funds during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Securities Lending (The Income Funds, Equity Funds and Money
Market Funds only)

   	To increase return the above-referenced Funds may lend their portfolio securities to broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans will not be made by a Fund if, as a result, the aggregate of all outstanding loans of the Fund exceeds one-third of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by Old Kent to be of good standing and when, in Old Kent's judgment, the income to be earned from the loan justifies the attendant risks.

Collateral for loans of portfolio securities made by a Fund may consist of cash, securities issued or guaranteed by the
U.S. Government or its agencies     or instrumentalities,
irrevocable bank letters of credit or any other liquid high-
grade      short-term instrument approved for use as
collateral by the Securities and Exchange Commission (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Fund lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

Convertible Securities (The Growth and Income Fund     and
the Income Funds     only)

Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

    In selecting convertible securities for the above-referenced Funds, Old Kent will consider, among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks;
whether the securities are entitled to the benefits of sinking funds or other protective conditions;
diversification of the Funds' portfolios as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

    Capital appreciation for the Funds may result from an improvement in the credit standing of an issuer whose securities are held in the Funds or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by the Funds or a general increase in interest rates may be expected to result in capital depreciation to the Funds.

Investment Companies

   The Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations, and may represent a duplication of fees to shareholders of a
Fund.      Each Fund currently intends to limit its
investments in securities issued by other investment companies so that immediately after a purchase of such securities: (a) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one
investment company will be owned by the Fund or by     all
    the Funds as a whole.

Yields and Ratings

The yields on certain obligations, including the money market instruments in which the Funds invest, are dependent on a variety of factors, including general economic conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of a nationally recognized statistical
rating organization (    an      "NRSRO") represent its
opinion as to the quality of the obligations it undertakes to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

Calculation of Portfolio Turnover Rate (The Non-Money Market
Funds only)

    The Funds will not normally engage in the trading of securities for short-term profits, but a Fund may sell a portfolio investment soon after it is purchased if Old Kent believes that such a sale is consistent with the Fund's investment objective. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of
substantial net capital gains to a Fund.       The portfolio
turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period.
The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment.



Miscellaneous

The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate. Securities may be purchased on margin by the Funds only to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities. The Funds will not engage in selling securities short. The Non-Money Market Funds may, however, make short sales against the box. "Selling short against the box" involves selling a security that a Fund owns for delivery at a specified date in the future.

   	After its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Old Kent will consider such an event in determining whether the Fund should continue to hold the security. For a description of applicable securities ratings, see Appendix A.




INVESTMENT RESTRICTIONS




    The following investment restrictions are fundamental and may not be changed with respect to a Fund without the vote of a majority of the Fund's outstanding voting shares.
Except with respect to Investment Restriction (7), a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's assets will not constitute a violation of the limitation. Unless otherwise stated, each restriction applies to all Funds:

A Fund may not:

(1)	Purchase any security (other than obligations issued
or guaranteed by the U.S. Government, its agencies or instrumentalities) of any issuer if as a result more than 5% of its total assets would be invested in securities of the issuer, except that up to 25% of its total assets may be invested without regard to this limit;

(2)	Purchase securities on margin, except that it may
obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

(3)	Borrow money    ,      which includes entering into
reverse repurchase agreements, except that a Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks exceed 5% of a Fund's net assets, any such borrowings and reverse repurchase agreements will be repaid before additional investments are made;

(4)	Pledge more than 15% of its net assets to secure
indebtedness; the purchase or sale of securities on a "when issued" basis, or collateral arrangements with respect to the writing of options on securities, are not deemed to be a pledge of assets;

(5)	Issue senior securities; the purchase or sale of
securities on a "when issued" basis, or collateral arrangements with respect to the writing of options on securities, are not deemed to be the issuance of a senior security;

(6)	Make loans, except that a Fund may purchase or hold
debt securities consistent with its investment objective,
lend Fund securities valued at not more than     33 1/3%
     of its total assets to brokers, dealers and financial institutions, and enter into repurchase agreements;

(7)	Invest more than 15% of its total assets (10% of total
assets for the Money Market Fund and Michigan Municipal
Money Market Fund) in (i) securities with legal or contractual restrictions on resale; (ii) securities for which market quotations are not readily available; and (iii) repurchase agreements maturing in more than seven days;

	(8)	Invest more than 5% of its total assets in
securities of any company having a record, together with its predecessors, of less than three years of continuous operation except that the Small Company Growth Fund may invest up to 10% of its total assets in such companies;

(9)	Make short sales of securities or maintain a short
position unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

(10)	With respect to each Fund, other than the     Tax-Free
Funds,     purchase any security of any issuer if as a
result more than 25% of its total assets would be invested in a single industry; except that there is no restriction with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(11)	With respect to the     Tax-Free Funds,      purchase
any security (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any issuer if as a result more than 25% of its total assets would be invested in a single industry, including industrial development bonds from the same facility or similar types of facilities if backed solely by non-governmental users; governmental issuers of municipal bonds are not regarded as members of an industry, and the Michigan Municipal Bond Fund and the Michigan Municipal Money Market Fund may invest more than 25% of its assets in industrial development bonds.

(12)	With respect to the Non-Money Market Funds, purchase
more than 3% of the total outstanding voting securities of any one investment company, invest more than 5% of a Fund's
total assets in any one investment company    ,      or
invest more than 10% of a Fund's total assets in the securities of other investment companies in general, except as part of a merger, consolidation, reorganization, purchase of assets or similar transaction;

(13)	With respect to the Money Market Funds, purchase more
than 3% of the total outstanding voting securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies;

(14)	Purchase or sell commodities or commodity contracts or
real estate, except a Fund may purchase and sell securities secured by real estate and securities of companies which deal in real estate and may engage in currency or other financial futures contracts and related options transactions;

(15)	Underwrite securities of other issuers, except that a
Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective; or

(16)	With respect to the Equity Funds, purchase any
security (other than U.S. Government securities) of any issuer if as a result the Fund would hold more than 10% of the voting securities of the issuer.

With respect to     Investment Restriction (7), the Funds
currently intend to limit investments in illiquid securities to no more than 15% (10% for the Money Market Funds) of each Fund's respective net assets. With respect to Investment Restriction (11), examples of types of facilities using industrial development bonds purchased by the Tax-Free Funds include water treatment plants, educational and hospital facilities.

In order to comply with Securities and Exchange Commission regulations relating to money market funds, the Money Market Funds will limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities) to not more than 5% of the value of their total assets at the time of purchase, except for 25% of the value of their total assets which, in the case of the Michigan Municipal Money Market Fund, may be invested without regard to the 5% limit, and, in the case of the Money Market Fund, may be invested in any one issuer for a period of up to three business days. In addition, neither Money Market Fund will engage in options or futures as provided in Investment Restrictions
(4), (5) and (14), nor will the Money Market Funds borrow money, pursuant to Investment Restriction (3), in excess of 10% of their total assets. With respect to Investment Restrictions (10) and (11), the Money Market Funds are permitted to invest in excess of 25% of their total assets in obligations of U.S. banks and domestic branches of foreign banks that are subject to the same regulation as U.S. banks.

    In order to permit the sale of a Fund's shares in certain states, the Trust may make commitments more restrictive than the investment restrictions described above. For example, in order to permit the sale of the Funds' share in Ohio, the Trust has agreed that the Funds may not purchase or retain securities of an issuer if Trustees, Directors or officers of the Trust, Old Kent or First Data Investor Services Group, Inc. ("First Data"), each owning beneficially more than 1/2 of 1% of the secu-rities of such issuer, own in the aggregate more than 5% of the securities of such issuer, or if such persons or management personnel of the Trust, Old Kent or First Data have a substantial beneficial interest in the securities of such issuer. In addition, portfolio securities of a Fund may not be purchased from or sold or loaned to Old Kent, First Data or any affiliate thereof or any of their Trustees, Directors, officers or employees except pursuant to an applicable regulatory exemption or exemptive order. Also to permit the sale of shares in Ohio, the Trust has agreed that the Funds which are eligible to purchase Rule 144A securities will treat such securities as "restricted" securities regardless of any determination by the Board of Trustees or Old Kent that such securities are liquid.
Should the Trust determine that a commitment to a particular state is no longer in the best interests of a Fund, it will revoke the commitment by terminating sales of such Fund's shares in the state involved.


SECURITIES TRANSACTIONS


Old Kent, under policies established by the Board of Trustees, selects broker-dealers to execute transactions for the Funds. It is the policy of the Trust, in effecting transactions in portfolio securities, to seek best price and execution of orders. The determination of what may constitute best price and execution in the execution of a transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to a Fund, involving both price paid or re-ceived and any commissions and other costs paid, the breadth of the market where the transaction is executed, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker.
Such considerations are judgmental and are weighed by Old Kent in determining the overall reasonableness of brokerage commissions paid. In determining best price and execution and selecting brokers to execute transactions, Old Kent may consider brokerage and research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information provided to a Fund or to any other account over which Old Kent or its affiliates exercise investment discretion. Old Kent is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a Fund's transactions which is in excess of the amount of commission another broker-dealer would have charged for effecting that trans-action if, but only if, Old Kent determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer viewed in terms of that particular transaction or in terms of all of the accounts over which Old Kent exercises investment discretion. Any such research and other statistical and factual information provided by brokers to a Fund or Old Kent is considered to be in addition to and not in lieu of services required to be performed by Old Kent under its Investment Advisory Agree-ment with the Trust. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Trust and other clients of Old Kent who may indirectly benefit from the availability of such information. Similarly, the Trust may indirectly benefit from information made available as a result of transactions effected for such other clients.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of a transaction may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, Old Kent will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

Each Fund may participate, if and when practicable, in group bidding for the purchase directly from an issuer of certain securities for each Fund's portfolio in order to take advantage of the lower purchase price available to members of such a group.

Neither Old Kent, First Data nor the Funds intend to place securities transactions with any particular broker-dealer or group thereof. However, the Trust's Board of Trustees has determined that each Fund may follow a policy of considering sales of the Funds' shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best price and execution described above. The policy of each Fund with respect to brokerage is and will be reviewed by the Trust's Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

Old Kent expects that purchases and sales of securities for the Equity Funds usually will be effected through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark up or reflect a dealer's mark down.

Old Kent expects that purchases and sales of municipal bonds and other debt instruments for the Income Funds, Municipal Bond Funds and Money Market Funds usually will be principal transactions. Municipal bonds and other debt instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Funds for such purchases. Purchases from underwriters will include the underwriting commission or concession and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

For the fiscal years ended December 31, 1993, 1994 and 1995, the following Funds paid commission in the amounts
indicated: $350,152, $328,237     and $557,711,
respectively, for the Growth and Income Fund; $514,051, $674,963 and $1,001,650, respectively, for the Small Company Growth Fund; $233,083, $125,856 and $192,985, respectively, for the International Growth Fund; $73,543, $296,953 and $139,571, respectively, for the Index Equity Fund; and $0,
$9,075 and $0, respectively,      for the Intermediate Tax-
Free Fund. No other Fund paid brokerage commissions during the last three fiscal years. No Fund paid any brokerage commissions to an affiliated broker of the Trust.

Investment decisions for each Fund are made independently by Old Kent from those of the other Funds and investment accounts advised by Old Kent. It may frequently develop that the same investment decision is made for more than one Fund or account. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one Fund or account. When two or more Funds or accounts are engaged in the purchase or sale of the same security, the transaction is allocated as to amount in accordance with a formula which Old Kent believes is equitable to each Fund or account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a particular Fund is concerned. To the extent permitted by law, Old Kent may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for another Fund or account.

In no instances will securities held by a Fund be purchased
from or sold to Old Kent, 440 Financial Distributors,
Inc. ("440 Distributors" or the "Distributor")      or any
of their affiliated persons, as defined in the 1940 Act, except as may be permitted by any applicable regulatory exemption or exemptive order.


VALUATION OF SECURITIES


Money Market Funds

As stated in their prospectus, the Money Market Funds seek to maintain a net asset value of $1.00 per share and, in this connection, value their instruments on the basis of amortized cost pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if the Fund sold the instrument. During such periods the yield to investors in the Fund may differ somewhat from that obtained in a similar entity which uses available indications as to market value to value its portfolio instruments. For example, if the use of amortized cost resulted in a lower (higher) aggregate Fund value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield and ownership interest than would result from investment in such similar entity and existing investors would receive less (more) investment income and ownership interest. However, the Trust expects that the procedures and limitations referred to in the following paragraphs of this section will tend to minimize the differences referred to above.

Under Rule 2a-7, the Trust's Board of Trustees, in supervising the Money Market Funds' operations and delegating special responsibilities involving portfolio management to Old Kent, has established procedures that are intended, taking into account current market conditions and the Funds' investment objectives, to stabilize the net asset value of each Money Market Fund, as computed for the purposes of purchases and redemptions, at $1.00 per share. The Trustees' procedures include periodic monitoring of the difference between the amortized cost value per share and the net asset value per share based upon available indications of market value (the "Market Value Difference"). Available indications of market value consist of actual market quotations or appropriate substitutes which reflect current market conditions and include (a) quotations or estimates of market value for individual portfolio instruments and/or (b) values for individual portfolio instruments derived from market quotations relating to varying maturities of a class of money market instruments.

In the event the Market Value Difference exceeds 1/2 of 1%, the Trustees' procedures provide that the Trustees will take such steps as they consider appropriate (e.g., selling portfolio instruments to shorten average portfolio maturity or to realize capital gains or losses, reducing or suspending shareholder income accruals, redeeming shares in kind, or utilizing a net asset value per share based upon available indications of market value which under such circumstances would vary from $1.00) to eliminate or reduce to the extent reasonably practicable any material dilution or other unfair results to investors or existing shareholders which might arise from Market Value Differences. In particular, if losses were sustained by a Fund, the number of outstanding shares might be reduced in order to maintain a net asset value per share of $1.00.
Such reduction would be effected by having each shareholder proportionately contribute to the Fund's capital the necessary shares to restore such net asset value per share. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investing in the Fund.

The Funds limit their investments to instruments which Old Kent has determined present minimal credit risk (pursuant to guidelines established by the Board of Trustees) and which are "Eligible Securities" as defined by Rule 2a-7. The Funds are also required to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share, and this precludes the pur-chase of any security with a remaining maturity of more than 397 days. Should the disposition of a security result in a dollar weighted average portfolio maturity of more than 90 days, a Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as practicable. For the purpose of determining the dollar weighted average, any instrument with a stated maturity of six months or less which has a coupon (or yield) which is subject to renegotiation at designated periods of time (e.g., every 30 days), or any instrument having a coupon (or yield) which fluctuates with the change in a predetermined standard (e.g., the so-called "Prime Rate"), shall be deemed to have a maturity equivalent to the time remaining to the next date of renegotiation or the next date on which the predetermined standard may change.

It is the normal practice of the Funds to hold securities to maturity and realize par therefor, unless a sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the Funds. In periods of declining interest rates, the indicated daily yield on shares of the Funds, computed by dividing its annualized daily income by the net asset value computed as above, may tend to be lower than similar computations made by utilizing a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield of shares at the value computed as described above may tend to be higher than a similar computation made by utilizing a method of calculation based upon market prices and estimates.

Non-Money Market Funds

Current values for     the      Non-Money Market Funds'
portfolio securities are determined as follows:

(1)	Common stock, preferred stock and other equity
securities listed on the NYSE are valued on the basis of the last sale price on the exchange. In the absence of any sales, such securities are valued at the last bid price;

(2)	Common stock, preferred stock and other equity
securities listed on other U.S. or foreign exchanges will be valued as described in (1) above using quotations on the exchange on which the security is primarily traded;

(3)	Common stock, preferred stock and other equity
securities which are unlisted and quoted on the National
Market System (NMS) are valued at the last sale price, provided a sale has occurred. In the absence of any sales, such securities are valued at the high or "inside" bid, which is the bid supplied by the National Association of Securities Dealers on its NASDAQ system for securities traded in the over-the-counter market;

(4)	Common stock, preferred stock and other equity
securities which are quoted on the NASDAQ system but not listed on NMS are valued at the high or "inside" bid;

(5)	Common stock, preferred stock and other equity
securities which are not listed and not quoted on the NASDAQ System and for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked prices for such securities;

(6)	Non-U.S. common stock, preferred stock and other
equity securities which are not listed or are listed and
subject to restrictions on sale are valued at prices
supplied by a dealer selected by Old Kent or     First Data;


(7)	Bonds, debentures and other debt securities, whether
or not listed on any national securities exchange, are valued at a price supplied by a pricing service or a bond dealer selected by Old Kent;

(8)	Short-term debt securities which when purchased have
maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest, approximates market value and which reflects fair value as determined by the Board of Trustees;

(9)	Short-term money market instruments having maturities
of more than sixty days when purchased which are held on the
sixtieth day prior to maturity are     thereafter
valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount) which when with accrued interest approximates market and which reflects fair value as determined by the Board of Trustees; and

(10)	The following are valued at prices deemed in good
faith to be fair under procedures established by the Board of Trustees: (a) securities, including restricted securities, for which market quotations are not readily available, and (b) any other security for which the
application of the above methods is deemed by     First Data
     not to be representative of the market value of such security.

In valuing each Fund's assets,     First Data      will
"mark-to-market" the current value of a Fund's open futures contracts and options. For valuation purposes, quotations of securities denominated in foreign currencies are converted to into U.S. dollars at the prevailing currency exchange rate on the day of the conversion.


TRUSTEES AND OFFICERS


	The Trustees and officers of the Trust     are listed
below.  The address of all the Trustees and officers is 4400
Computer Drive, Westboro, Massachusetts 01581.

Anne T. Coughlan, Trustee,    39;      she is Associate
Professor of Marketing; Kellogg Graduate School of
Management, Northwestern University.

Joseph F. Damore, Trustee,     43;      he is President and
Chief Executive Officer of Sparrow Hospital and Health
System; formerly, Chairman of the Board of Trustees of Americare Home Health Resources; Director of Mercy
Alternative; and former Director and Executive Vice
President, Sisters of Mercy Health Corporation.

James F. Rainey, Trustee,     56;     he is Associate Dean
for Academic Affairs at Michigan State University.

*Ronald F. VanSteeland, Trustee,     55;      he is Vice
President for Finance and Administration and Treasurer of Grand Valley State University, Allendale, Michigan; and
Treasurer of Grand Valley State University Foundation.

	*William E. Small, Trustee and President,     54;
he is an Executive Vice President of First Data and is a former individual consultant.

	Christopher S. Borden, Vice President,     34;      he
is a Client Service Officer of First Data and was formerly employed by Fidelity Investments.

	Kevin Connaughton,     Treasurer, 31; he is a Vice
President of Financial Administration of First Data.

W. Bruce McConnel, III, Secretary, 53; he is a partner in the law firm of Drinker Biddle & Reath.

Patricia L. Bickimer, Assistant Secretary,     42;      she
is a Vice President and Associate General Counsel of First
Data and is a former Vice President and Associate General
Counsel of The Boston Company Advisors, Inc. ("TBCA").

Julie A. Tedesco, Assistant Secretary,     38;     she is a
Counsel at First Data and is a former Assistant Vice
President and Counsel of TBCA and former associate at
Hutchins, Wheeler & Dittmar.
____________________
*This Trustee is an interested person of the Trust as defined under the 1940 Act.

During the fiscal year ended December 31, 1995, no officer, director or employee of the Trust's service contractors, or any of their parents or subsidiaries, received any direct remuneration from the Trust for serving as a Trustee or
officer of the Trust, although     First Data, of which
Messrs. Small, Borden and Connaughton and Mses. Bickimer and Tedesco are also employees, receives fees from the Trust for administrative services. Drinker Biddle & Reath, of which Mr. McConnel is a partner, receives legal fees as counsel to the Trust. Each Trustee (other than Mr. Small) earns an annual fee of $8,000 and an additional fee of $750 for each meeting attended, plus reimbursement of expenses incurred as a Trustee.

Listed below is the compensation paid to each Trustee by the
Trust for the fiscal year ended December 31,     1995.
The Fund does not currently provide any pension or retirement benefits for its Trustees or officers.

			Total Compensation
			from Registrant and
	Name of Person	Aggregate Compensation	Fund Complex
Paid
	and Position	from Registrant	to Trustees

Anne T. Coughlan, Trustee	    $8,200     	$8,200

Joseph F. Damore, Trustee	    $8,200     	$8,200

James F. Rainey, Trustee	    $8,200      	$8,200

    William E. Small, Trustee    	$0	$0

Ronald F. VanSteeland, Trustee	    $8,200     	$8,200

   		As of February 6, 1996,      the Trustees and
officers of the Trust as a group beneficially owned less than 1% of the Trust's outstanding shares.


EXPENSES


Operating expenses borne by the Funds include taxes, interest, fees and expenses of Trustees and officers, Securities and Exchange Commission fees, state securities qualification fees, advisory fees, administration fees, charges of the Funds' custodians and shareholder services agent, certain insurance premiums, outside auditing and legal expenses, costs of preparing and printing prospectuses
for regulatory purposes and for distribution to     existing
    shareholders, costs of shareholder reports and meetings and any extraordinary expenses. The Funds also pay for brokerage fees, commissions and other transaction charges (if any) in connection with the purchase and sale of portfolio securities.


INVESTMENT ADVISER


Old Kent Bank

 	Old Kent Bank is the investment adviser to the Funds. Old Kent's services as investment adviser are provided through its Trust Management Services Department. As of
December 31,    1995, Old Kent's Trust Management Services
Department managed assets of approximately $6      billion.
The Trust is the first registered investment company for which Old Kent has provided investment advisory services.
Old Kent is located at One Vandenberg Center, Grand Rapids,
MI 49503.

Old Kent is a Michigan banking corporation which, with its affiliates, provided commercial and retail banking and trust
services through     220 banking offices in Michigan and
Illinois as of December 31, 1995.      Old Kent offers a
broad range of financial services, including commercial and consumer loans, corporate and personal trust services, de-mand and time deposit accounts, letters of credit and inter-national financial services.

Old Kent is a subsidiary of Old Kent Financial Corporation, a bank holding company headquartered in Grand Rapids, Michigan, with approximately $12 billion in total consolidated assets as of December 31, 1995. Through offices in Michigan and Illinois, Old Kent Financial
Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.

Old Kent's Trust Management Services Department employs an experienced staff of professional investment analysts, port-folio managers and traders and uses several proprietary com-puter-based systems in conjunction with fundamental analysis to identify investment opportunities.

Investment Advisory Agreement

The overall supervision and management of the Funds rests
with the     Trust's      Board of Trustees.  Pursuant to a
written Investment Advisory Agreement with the Trust, dated October 12, 1990, as amended, Old Kent furnishes to the Trust investment advice with respect to the Funds, makes all investment decisions for the Funds, and places purchase and sale orders for the Funds' securities. Old Kent is responsible for all expenses incurred by it in connection with its advisory activities, other than the cost of securities and other investments purchased or sold for the Funds, and any brokerage commissions or other transaction charges that may be associated with such purchases and sales.

For its services to each Fund, Old Kent is entitled to an annual fee based on the average daily net asset value of each Fund, payable monthly, at the following rates: the Growth and Income Fund, 0.70%; the Small Company Growth Fund, 0.70%; the International Growth Fund, 0.75%; the Index Equity Fund, 0.30%; the Short Term Bond Fund, 0.50%; the Intermediate Bond Fund, 0.55%; the Income Fund, 0.60%; the Limited Term Tax-Free Fund, 0.45%; the Intermediate Tax-Free Fund, 0.50%; the Tax-Free Income Fund, 0.55%; the Michigan Municipal Bond Fund, 0.45%; the Money Market Fund, 0.40%; and the Michigan Municipal Money Market Fund, 0.40%. Old Kent may rebate its advisory fees to certain of its institutional customers.

    For the fiscal years ended December 31, 1993, 1994 and 1995, Old Kent earned the following advisory fees for each
Fund: $865,487, $1,855,551 and $2,427,434, respectively, for the Growth and Income Fund; $1,035,875, $2,025,868 and $2,210,891, respectively, for the Small Company Growth Fund; $925,252, $1,427,820 and $1,483,705, respectively, for the
International Growth Fund; $584,959, $906,077 and $634,175,
respectively, for the Index Equity Fund; $1,105,332, $1,013,799 and $1,454,445, respectively, for the Short Term Bond Fund; $1,746,712, $3,870,183 and $4,765,284,
respectively, for the Intermediate Bond Fund; $414,650, $1,436,354 and $1,582,089, respectively, for the
Intermediate Tax-Free Fund; $1,159,733, $1,370,798 and $2,056,213, respectively, for the Money Market Fund; and $386,605, $551,177 and $590,771, respectively, for the
Michigan Municipal Money Market Fund. For the fiscal period ended December 31, 1993 and the fiscal years ended December 31, 1994 and December 31, 1995, Old Kent earned $102,162, $501,175 and $738,023, respectively, in advisory fees for the Michigan Municipal Bond Fund. For the fiscal period ended December 31, 1994 and the fiscal year ended
December 31, 1995, Old Kent earned $72,787 and $219,989, respectively, in advisory fees for the Limited Term Tax-Free Fund. For the fiscal period ended December 31, 1995, Old Kent earned $442,275 and $632,086 in advisory fees for the Tax-Free Income Fund and Income Fund, respectively.

    For the fiscal years ended December 31, 1993, 1994 and 1995, Old Kent waived a portion of its advisory fees for the Money Market Fund and Michigan Municipal Money Market Fund. Net of such waivers, Old Kent received $908,749, $1,166,047 and $1,903,848, respectively, for the Money Market Fund; and $291,466, $410,048 and $535,921, respectively, for the
Michigan Municipal Money Market Fund. For the fiscal period ended December 31, 1993 and the fiscal years ended December 31, 1994 and December 31, 1995, Old Kent waived a portion of its advisory fees for the Michigan Municipal Bond Fund. Net of such waivers, Old Kent received $0, $226,335 and $717,968, respectively. For the fiscal period ended December 31, 1994 and the fiscal year ended December 31, 1995, Old Kent waived a portion of its advisory fees for the Limited Term Tax-Free Fund. Net of such waivers, Old Kent received $44,959 and $199,200, respectively. For the fiscal period ended December 31, 1995, Old Kent waived a portion of its advisory fees for the Tax-Free Income Fund. Net of such waivers, Old Kent received $293,807.

Under the Investment Advisory Agreement, Old Kent's liability in connection with rendering services thereunder is limited to situations involving a breach of its fiduciary duty, its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The Trustees of the Trust, including a majority of those Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party, most
recently approved the agreement, as amended,     on May 5,
1995.       The Agreement continues in effect from year to
year with respect to each Fund only if such continuance is specifically approved at least annually by the Trustees of the Trust, including the "non-interested" Trustees, or by vote of a majority of the outstanding voting shares of such Fund. The Investment Advisory Agreement will terminate automatically upon its assignment and may be terminated with respect to any Fund or Funds without penalty on 60-days' written notice at the option of either party or by a vote of the shareholders of such Fund or Funds.



The Glass-Steagall Act and Other Applicable Laws

The Glass-Steagall Act prohibits all entities which receive deposits (such as Old Kent) from engaging in the business of issuing, underwriting, selling or distributing securities. In 1971, the United States Supreme Court held in
   Investment Company Institute v. Camp that the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managed agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation authorizing bank holding companies and their non-bank affiliates to serve as investment advisers to both open-end and closed-end investment companies. The Board's interpretation, however, provides that the Glass-Steagall Act forbids a bank holding company or any non-bank affiliate of a bank holding company from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares. In 1981, the United States Supreme Court held in

    Board of
Governors of the Federal Reserve System v. Investment
Company Institute      that the Board did not exceed its
authority under the Bank Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. It is believed that it would be consistent with these decisions to interpret the Glass-Steagall Act as not prohibiting banks from serving as investment advisers to open-end investment companies. However, neither case addressed this specific issue.

Old Kent has been advised by the Financial Institutions Bureau of the Department of Commerce of the State of Michigan, which is the bureau that regulates Michigan state chartered banks, that it is the position of that Bureau that a bank (such as Old Kent) which has been authorized to exercise full trust powers is authorized under Michigan banking laws to provide investment advice to an entity such as a mutual fund.

Old Kent has been advised by its legal counsel that in the opinion of such counsel, Old Kent may lawfully serve as investment adviser to the Trust and perform the services for the Trust required by the Investment Advisory Agreement de-scribed in the prospectus and this SAI. Such counsel has, however, cautioned that Old Kent's authority to serve in this capacity has not been definitively established by any state or federal law or regulation or any judicial decision or regulatory interpretation that constitutes binding authority with respect to the activities of Old Kent. In addition, such counsel has cautioned that state and federal laws and regulations relating to the permissible activities of banks and bank holding companies may change and may be subject to further judicial or administrative interpretation, the result of which may be to cause Old Kent to conclude that it would be unlawful or inadvisable to continue its relationship with the Trust. If Old Kent discontinues its services as investment adviser to the Trust, it is expected that the Board of Trustees of the Trust would select a new investment adviser and recommend that the Trust's shareholders approve the new investment adviser so recommended.

It is anticipated that Old Kent will effect purchases of Trust shares from time to time upon the order of and as agent for certain customers. State and federal law limit the ability of a depository institution, such as Old Kent, to underwrite, sell or distribute securities. However, these laws permit, or are generally interpreted to permit, the execution of purchase and sale transactions without recourse upon the order and for the account of customers.

It is possible that future state or federal legislative or administrative action or judicial or administrative decisions or interpretations could prohibit or restrict the proposed activities of Old Kent to such a degree that Old Kent or the Trust might conclude that it would be necessary or advisable to discontinue or materially alter the services provided by Old Kent. Any such discontinuation or alteration could cause the Trust's Board of Trustees to change the Trust's method of operations or the market for
the Trust's shares or to merge or liquidate the     Funds.
     It is not anticipated, however, that any such change would materially affect the net asset values per share of the Funds or result in financial loss to any shareholder.

Directors and Principal Executive Officers

The Directors of Old Kent are Richard L. Antonini, William
P. Crawford, Robert L. Ellis, William Gonzales, Erina Hanka, Robert L. Hooker, Fred P. Keller, Hendrik G. Meijer, Patrick
M. Quinn, Margaret Sellers Walker, Richard E. Tierney, David
J. Wagner (also Chairman of the Board and Chief Executive Officer) and Robert L. Sadler (also President).

    The principal executive officers of Old Kent are: David
J. Wagner, Chairman; Robert L. Sadler, President and Chief Executive Officer; David Dams, Edward P. Farley and David Kerstein, Executive Vice Presidents; Martin J. Allen, Jr., Senior Vice President and Secretary; and Philip M. Allen, Richard L. Arasmith, Thomas M. Bobrowski, Paul Colombe, James Habertein, Larry Hull, John Erikson, Joseph T. Keating, Janet Nisbett, R. Joy Palmer, Dennis W. Piskor, Thomas E. Powell and Daniel Terpsma, Senior Vice Presidents.



ADMINISTRATOR


    First Data, 4400 Computer Drive, Westboro, Massachusetts 01581, a wholly-owned subsidiary of First Data Corp., is the Administrator of the Trust under an Administration and Fund Accounting Agreement (the "Administration Agreement") dated March 31, 1995. First Data provides management and administrative services and, in general, supervises the operation of each Fund (other than investment advisory operations).

    By the terms of the Administration Agreement, First Data is required to provide to the Funds management and administrative services, as well as all necessary office space, equipment and clerical personnel for managing and administering the affairs of the Funds. First Data is required to supervise the provision of custodial, auditing, valuation, bookkeeping, legal, stock transfer and dividend disbursing services and provide other management and administrative services. The Administration Agreement continues in effect from year to year with respect to each Fund only if continuance is specifically approved at least annually by the Board of Trustees and by the vote of a majority of the "non-interested" Trustees, as that term is defined in the 1940 Act.

    As compensation for the services and facilities provided to the Funds pursuant to the Administration Agreement, First Data is entitled to receive an annual fee, payable monthly as one twelfth of the annual fee, based on the Trust's aggregate average daily net assets as follows: up to $5.0 billion - 20.0 basis points; between $5.0-$7.5 billion, 18.0 basis points; and over $7.5 billion-15.0 basis points. All expenses (other than those specifically referred to as being borne by First Data in the Administration Agreement) in-curred by First Data in connection with the operation of the Trust are borne by the Funds. To the extent that First Data incurs any such expenses or provides certain additional services to the Trust, the Funds promptly will reimburse First Data therefore.

    For the fiscal periods ended December 31, 1993, 1994 and 1995, the Trust paid the following administrative fees to First Data and the Trust's former administrators: $247,281, $530,158 and $693,553, respectively, for the Growth and Income Fund; $295,948, $578,819 and $631,683, respectively, for the Small Company Growth Fund; $246,587, $380,752 and $395,655, respectively, for the International Growth Fund; $389,973, $604,052 and $422,784, respectively, for the Index
Equity Fund; $442,133, $395,519 and $581,778, respectively,
for the Short Term Bond Fund; $635,228, $1,407,339 and $1,732,831, respectively, for the Intermediate Bond Fund; $165,860, $574,541 and $632,836, respectively, for the
Intermediate Tax-Free Fund; $579,865, $685,398 and $772,894,
respectively, for the Money Market Fund; and $193,330, $275,108 and $220,170, respectively, for the Michigan Municipal Money Market Fund. For the fiscal period ended December 31, 1993 and the fiscal years ended December 31, 1994 and December 31, 1995, the Michigan Municipal Bond Fund paid $51,081, $222,744 and $328,010, respectively, in administrative fees. For the fiscal period ended December 31, 1994 and the fiscal year ended December 31, 1995, the Limited Term Tax-Free Fund paid $32,350 and $97,773, respectively, in administrative fees. For the fiscal period ended December 31, 1995, the Tax-Free Income Fund and Income Fund paid $160,827 and $210,695, respectively, in administrative fees.


DISTRIBUTOR


The Trust has entered into a Distribution Agreement dated
March 31, 1995 with     440 Distributors, 4400 Computer
Drive, Westboro, Massachusetts 01581. Unless otherwise terminated, the Distribution Agreement will continue in effect until April 1, 1996 and will continue from year to year thereafter, if approved at least annually at a meeting called for that purpose by a majority of the Trustees and a majority of the "non-interested" Trustees, as that term is defined in the 1940 Act. 440 Distributors was organized in January, 1993 and is currently a wholly-owned subsidiary of
First Data Corp.      es of the Funds are sold on a
continuous basis by 440 Distributors as agent for the Trust, and 440 Distributors has agreed to use the efforts it deems appropriate to solicit orders for the sale of shares of the Funds.

    For the fiscal years ended 1993, 1994 and 1995, the Trust paid 440 Distributors and the Trust's former distributor total underwriting commissions of $601,000, $662,081 and $457,249, respectively. This entire amount was re-allocated to broker-dealers which had selling agreements with the distributor.


TRANSFER AGENT


    First Data serves the Trust's transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement. Under the Transfer Agency Agreement, First Data
has agreed to:      (i) issue and redeem shares of each
Fund; (ii) transmit all communications by each Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning the Trust's operations.

CUSTODIAN, AUDITORS AND COUNSEL


    Bankers Trust Company, New York, NY, is custodian of all securities and cash of the Trust.

KPMG Peat Marwick LLP,     99 High Street, Boston, MA 02110,
    Certified Public Accountants, are the independent auditors for the Trust.

Drinker Biddle & Reath, 1345 Chestnut Street, Philadelphia,
PA 19107, serves as counsel to the Trust.


DISTRIBUTION PLANS


This section relates only to the Investment Shares of the Funds. The Institutional Shares have not adopted
Distribution Plans.

As described in the prospectuses, each of the Funds has adopted with respect to its Investment Shares a Distribution Plan (individually, a "Plan," and collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may bear expenses associated with the distribution of its shares. Each Plan provides that the Investment Shares of a Fund may incur certain expenses which may not exceed a maximum amount equal to 0.25% (on an annualized basis) of the average daily net asset value of the Investment Shares.

All persons authorized to direct the disposition of monies paid or payable by a Fund pursuant to a Plan or any related agreement must provide to the Trust's Board of Trustees at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.
Representatives, brokers, dealers or others receiving payments from 440 Distributors pursuant to a Plan must determine that such payments and the services provided in connection with such payments are appropriate for such persons and are not in violation of regulatory limitations applicable to such persons.

The services under the Plans may include assistance in advertising and marketing of Investment Shares, aggregating and processing purchase, exchange and redemption requests for Investment Shares, maintaining account records, issuing confirmations of transactions and providing sub-accounting with respect to Investment Shares.

As required by Rule 12b-1, the Plans and the related Distribution and Servicing Agreements have been approved, and are subject to annual approval, by a majority of the Trust's Board of Trustees, and by a majority of the Trustees who are not "interested" persons of the Trust (as defined by the 1940 Act) and who have no direct or indirect interest in the operation of the Plans and the agreements related thereto ("Independent Trustees"), by a vote cast in person at a meeting called for the purpose of voting on the Plan and related agreements. The Plans were most recently approved by the Board of Trustees as a whole and by the
Independent Trustees     on November 3, 1995.      In
compliance with Rule 12b-1, the Trustees requested and evaluated information they thought necessary to an informed determination of whether the Plans and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there was a reasonable likelihood that the Plan and the related agreements would benefit the Funds and their shareholders. A Plan may not be amended in order to increase materially the amount of distribution expenses permitted under the Plan without such amendment being approved by a majority vote of the outstanding Investment Shares of the affected Fund. A Plan may be terminated at any time by a majority vote of the Independent Trustees or by a majority vote of the outstanding Investment Shares of the affected Fund.

While the Plans are in effect, the selection and nomination of Trustees who are not "interested persons" has been committed to the discretion of the "non-interested" Trustees then in office.

    For the fiscal year ended December 31, 1995 the following payments were made under the Plans: Growth and Income Fund, $52,276; Small Company Growth Fund, $54,928; International Growth Fund, $38,731; Index Equity Fund, $31,192; Intermediate Bond Fund, $40,289; Intermediate Tax-Free Fund, $23,935; Income Fund, $4,092; Tax-Free Income Fund, $1,391; Michigan Municipal Bond Fund, $6,879; Limited Term Tax-Free Fund, $126; and Short Term Bond Fund, $6,104. All of such payments were made to broker-dealers and other selling and/or servicing institutions. For the current fiscal year, Investment Shares of the Growth and Income Fund, Small Company Growth Fund, International Growth Fund, Index Equity Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund, Income Fund and Tax-Free Income Fund will be charged a fee pursuant to the Plans at an annual rate of 0.25% of their average Investment class net assets. For the current fiscal year, Investment Shares of the Short Term Bond Fund, Limited Term Tax-Free Fund and Michigan Municipal Bond Fund will be charged a fee pursuant to the Plans at an annual rate of 0.15% of their average Investment class net assets. The Trust does not currently intend to charge a fee under the Plans for the Money Market Fund or the Michigan Municipal Money Market Fund.


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


The prospectuses for the Funds describe those investors who are eligible to purchase Investment Shares and those who are eligible to purchase Institutional Shares.

An illustration of the computation of the offering price per
Investment Share of each Non-Money Market Fund     is
provided below.       The computations are based on the
value of each such Fund's Investment class net assets and number of outstanding Investment Shares at the close of business on December 31, 1995 (the end of the Trust's last fiscal year).


              Growth and Income  Small Company  International Growth
                    Fund          Growth Fund            Fund

Net Assets        $11,079,424      $10,954,966         $7,548,199
Outstanding Share    s840,180          793,547            534,190
Net Asset Value
Per Share              $13.19           $13.81             $14.13
Sales Charge, 4.00% of
offering price (4.17%
of net asset value) per
share, or per Investment
Share                   $0.55            $0.58              $0.59
Offering price to
public                  $13.74           $14.39             $14.72








                   Index Equity   Short Term Bond   Intermediate Bond
                       Fund            Fund                 Fund

Net Assets             $6,611,727     $1,633,557         $6,861,848
Outstanding Shares        525,856        164,130            676,709
Net Asset Value Per Share  $12.57          $9.95             $10.14
Sales Charge, 4.00% of
offering price (4.17%
of net asset value) per
share, or per Investment
Share                       $0.52          $0.41               $0.42
Offering price to
public                      $13.09         $10.36             $10.56






                Limited Term     Intermediate Tax-    Michigan Municipal
                 Tax-Free Fund       Free Fund            Bond Fund

Net Assets         $53,855            $3,806,729          $1,899,197
Outstanding Shares   5,258               361,926             187,833
Net Asset Value
Per Share           $10.24                $10.52              $10.11
Sales Charge, 4.00%
of offering price
(4.17% of net asset
value) per share, or
per Investment
Share                $0.43                 $0.44                $0.42
Offering price to
public              $10.67                 $10.96               $10.53





                     Income Fund        Tax-Free Income Fund

Net Assets           $1,961,023            $528,756
Outstanding Shares      181,277              50,253
Net Asset ValuePer
Share                    $10.82              $10.52
Sales Charge, 4.00% of
offering price (4.17%
of net asset value) per
share, or per Investment
Share                     $0.45               $0.44
Offering price to public$11.27$10.96


A sales load will not be applicable to certain purchases of Investment Shares as set forth in the prospectuses. These exemptions to the imposition of a sales load are due to the nature of the investors and/or the reduced sales effort that will be needed in obtaining such investments.

In an exchange, shares in the Fund from which an investor is withdrawing will be redeemed at the net asset value per share next determined after the exchange request is received. Shares of the Fund in which the investor is investing will also normally be purchased at the net asset value per share (plus any applicable sales load) next determined after acceptance of the purchase order by the Trust in accordance with its customary policies for accepting investments.

Under the 1940 Act, the Trust may suspend the right of redemption or postpone the date of payment for shares during
any period when (a) trading on the     NYSE     is
restricted by applicable rules and regulations of the Securities and Exchange Commission; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the Securities and Exchange Commission has by order permitted such suspension; or (d) an emergency exists as determined by the Securities and Exchange Commission. (The Trust may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

In addition to the situation described in the prospectuses
under     "How Can I Redeem Shares,"      the Trust may
redeem shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act, to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder, or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the prospectuses from time to time.

A Fund may make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In the event shares are redeemed for securities or other property, shareholders may incur additional costs in connection with the conversion thereof to cash. Redemption in kind is not as liquid as a cash redemption. Shareholders who receive a redemption in kind may receive less than the redemption value of their shares upon sale of the securities or property received, particularly where such securities are sold prior to maturity.

The Trust has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each portfolio of the Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash.


DIVIDENDS AND TAXES


The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussion of Federal income tax consequences in the prospectuses and this SAI is based on the Internal Revenue Code of 1986, as amended (the "Code") and the laws and regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Federal - General Information


Each Fund will be treated as a separate corporate entity under the Code and intends to elect to qualify as a
regulated investment company.      Each      Fund must
derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement"), and derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Test"). Interest (including original issue discount and "accrued market discount") received by a Fund at maturity or on disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of securities for this purpose.

In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of any one issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of any one issuer), and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund, or whether the distribution was paid in cash or reinvested in shares.
In addition, investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares.

In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" from domestic corporations received by the Fund for the year. A dividend usually will be treated as a "qualifying dividend" if it has been received from a domestic corporation. A portion of the dividends paid by the Growth and Income Fund, Small Company Growth Fund and Index Equity Fund may constitute "qualifying dividends." The other Funds, however, are not expected to pay qualifying dividends.

Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains will be taxable at a maximum nominal rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (an effective marginal rate of 39% applies in the case of corporations with taxable incomes between $100,000 and $335,000, and an effective marginal rate of 38% applies in the case of corporations with taxable incomes between $15 million and $18,333,333).

If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income to the extent of such Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

Federal - Tax-Exempt Information

As described in the prospectuses relating to the Tax-Free Funds, such Funds are designed to provide investors with tax-exempt interest income. The Tax-Free Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Free Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt. In addition, the Tax-Free Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

In order for the Tax-Free Funds to pay Federal exempt-interest dividends with respect to any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of the Fund must consist of tax-exempt obligations.
An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Tax-Free Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year. However, the aggregate amount of dividends so designated by a Tax-Free Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by a Tax-Free Fund with respect to any taxable year which qualifies as Federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund with respect to such year.

A percentage of the interest on indebtedness incurred by a shareholder to purchase or carry Tax-Free Fund shares equal to the percentage of the total non-capital gain dividends distributed during the shareholder's taxable year that is exempt-interest dividends, is not deductible for Federal income tax purposes. If a shareholder holds Tax-Free Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends earned with respect to the shares.

Taxation of Certain Financial Instruments

Special rules govern the Federal income tax treatment of certain financial instruments that may be held by the Funds. These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement, and on their ability to comply with the Short-Short Test described above.

Generally, futures contracts, options on futures contracts and certain foreign currency contracts held by a Fund (collectively, the "Instruments") at the close of its taxable year are treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent of any gain or loss resulting from such constructive sales is treated as short-term capital gain or loss and 60% of such gain or loss is treated as long-term capital gain or loss without regard to the period the Fund holds the Instruments ("the 40%-60% rule"). The amount of any capital gain or loss actually realized by the Fund in a subsequent sale or other disposition of those Instruments is adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the Instruments. Losses with respect to Instruments that are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which are also applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain Instruments, deductions for interest and carrying charges may not be allowed. Notwithstanding the rules described above, with respect to Instruments that are part of a "mixed straddle" and are properly identified as such, a Fund may make an election which will exempt (in whole or in part) those identified Instruments from the rules of Section 1256 of the Code including "the 40%-60% rule" and the mark-to-market on gains and losses being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, a Fund would be allowed (in lieu of the foregoing) to elect either (a) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (b) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, "the 40%-60% rule" will apply to the net gain or loss attributable to the Instruments, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term.

A foreign currency contract must meet the following conditions in order to be subject to the marking-to-market rules described above: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends; (2) the contract must be entered into at arm's length at a price determined by reference to the price in the Interbank market; and (3) the contract must be traded in the Interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this SAI, the Treasury Department has not issued any such regulations. Other foreign currency contracts entered into by a Fund may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

Some of the non-U.S. dollar-denominated investments that the Growth and Income Fund and International Growth Fund may make, such as foreign debt securities and foreign currency contracts, may be subject to the provisions of Subpart J of the Code, which govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S dollar. The types of transactions covered by these provisions include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. However, regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) may be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the marking-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by the Fund which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) is treated as capital gain or loss and is not segregated from the gain or loss on the underlying transaction.

Certain of the Funds may be subject to U.S. Federal income tax on a portion of any "excess distribution" from or a gain from the disposition of shares of a passive foreign investment company.


DECLARATION OF TRUST


Description of Shares

The Trust's Restatement of Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest in one or more separate series, and the creation of one or more classes of shares within each series. Each share of a series represents an equal proportionate interest in the Trust with each other share of that series. Each series represents interests in a different investment portfolio. The Trust currently offers thirteen series of shares with two separate classes in each series; Investment Shares and Institutional Shares. Each share of the Trust has no par value and is entitled to such dividends and distributions of the income earned on its respective series' assets as are declared at the discretion of the Trustees. Each class or series is entitled upon liquidation of such class or series to a pro rata share in the net assets of that class or series. Shareholders have no preemptive rights. When issued for payment as described in the prospectuses, shares will be legally issued, fully paid and non-assessable.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses with respect to the portfolios of the Trust are normally allocated in proportion to the net asset value of the respective portfolios except where allocations of direct expenses can otherwise be fairly made.

Shareholder Liability

The Trust is an entity of the type commonly known as a "Massachusetts Business Trust." Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, there is a possibility that shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, even if the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Restatement of Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in every note, bond, contract or other undertaking entered into or executed by the Trust or the Trustees. In addition, the Restatement of Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

Voting Rights

Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1, or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of that investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular investment portfolio.

Shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining less than 50% of the shares of the Trust voting will not be able to elect any Trustees.

As a general matter, the Trust does not hold annual or other meetings of shareholders. At such time, however, as less than a majority of the Trustees holding office have been elected by shareholders, the Trustees then in office will call a shareholders meeting for the election of Trustees. The Trustees shall continue to hold office indefinitely, un-less otherwise required by law, and may appoint successor Trustees. A Trustee may be removed from office: (1) at any time by two-thirds vote of the Trustees; or (2) at a special meeting of shareholders by a two-thirds vote of the out-standing shares. Trustees may also voluntarily resign from office.

Limitation of Trustees' Liability

The Restatement of Declaration of Trust provides that the Trustees shall not be responsible or liable for any neglect or wrongdoing of any officer, agent, employee or adviser of the Trust, provided that they have exercised reasonable care in the selection of such individuals. The Restatement of Declaration of Trust also provides that a Trustee shall be indemnified against all liabilities and expenses reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding in which said Trustee is involved by reason of being or having been a Trustee of the Trust, except with respect to any matter as to which such Trustee has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her actions were in the best interest of the Trust. Nothing in the Restatement of Declaration of Trust shall protect a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office as Trustee.


STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS


Money Market Funds

The yields for the Investment Shares and the Institutional Shares of the Money Market Funds as they may appear from time to time in advertisements will be calculated by determining the net change exclusive of capital changes (all realized and unrealized gains and losses) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period re-turn, multiplying the base period return by (365/7) and carrying the resulting yield figure to the nearest hundredth of one percent. The determination of net change in account value will reflect the value of additional shares purchased with dividends from the original share and dividends de-clared on both the original share and any such additional shares and all fees charged to all shareholder accounts for each class of shares in proportion to the length of the base period and the average account size for each class. The 30-
day yield for each Fund is determined similarly.     Based
on the foregoing formula, for the 7-day period ended December 31, 1995, the yields of the Institutional Shares of the Money Market Fund and the Michigan Municipal Money Market Fund were 5.36% and 4.22%, respectively. For the same period, the 7-day yields of the Investment Shares of the Money Market Fund and the Michigan Municipal Money Market Fund were 5.36% and 4.22%, respectively. The yield figures reflect waivers of certain expenses.

If realized and unrealized gains and losses were included in the yield calculation, the yield of a Fund might vary materially from that reported in advertisements.

    In addition to the yields for each class of shares of the Money Market Funds, the effective yields for each class may appear from time to time in advertisements. The effective yield will be calculated by compounding the unannualized base period return by adding 1 to the quotient, raising the sum to a power equal to 365 divided by 7, subtracting 1 from the result and carrying the resulting effective yield figure to the nearest hundredth of one percent. Based on the foregoing formula, for the period ended December 31, 1995, the effective yields of the Institutional Shares of the Money Market Fund and the Michigan Municipal Money Market Fund were 5.50% and 4.31%, respectively. For the same period, the effective yields of the Investment Shares of the Money Market Fund and the Michigan Municipal Money Market Fund were 5.50% and 4.31%, respectively. These yield figures reflect waivers of certain expenses.

Non-Money Market Funds

A Non-Money Market Fund calculates its "average annual total return" by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:


          ERV 1/n
T = [(-------) - 1]
            P

Where:

T = average annual total return;

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the
	1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

P =  hypothetical initial payment of $1,000; and

n = period covered by the computation, expressed in years.

A Non-Money Market Fund calculates its "aggregate total return" by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

			      ERV
Aggregate Total Return = [(-------) - 1]
			         P

The calculations are made assuming that (a) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, and (b) all recurring fees charged to all shareholder accounts are included. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

    For the one-year period and the period from each Fund's respective inception through December 31, 1995, respectively, the average annual total returns, giving effect to applicable sales loads, on the Investment Shares of each Non-Money Market Fund were as follows: the Growth and Income Fund, 29.18% and 13.08%; the Small Company Growth Fund, 18.53% and 11.86%; the International Growth Fund, 8.36% and 13.77%; the Index Equity Fund, 30.33% and 12.98%;
the Short Term Bond Fund, 5.85% and 3.31%; the Intermediate Bond Fund, 11.11% and 5.11%; the Intermediate Tax-Free Fund, 8.11% and 4.42%; the Michigan Municipal Bond Fund, 3.64% and 2.53%; and the Limited Term Tax-Free Fund, 4.05% and 3.51%. For the same periods, the average annual total returns for the one-year period and the period from each Fund's inception through December 31, 1995 on the Non-Money Market Funds' Institutional Shares were as follows: the Growth and Income Fund, 34.91% and 15.44%; the Small Company Growth Fund, 23.75% and 15.43%; the International Growth Fund, 13.00% and 15.57%; the Index Equity Fund, 36.23% and 15.23;
the Short Term Bond Fund, 10.53% and 4.83%; Intermediate Bond Fund, 16.18% and 6.76%; the Intermediate Tax-Free Fund, 13.00% and 6.01%; the Michigan Municipal Bond Fund, 8.20% and 4.31%; and the Limited Term Tax-Free Fund, 8.43% and 5.65%. From inception to December 31, 1995, the cumulative total returns for the Investment Shares and the Institutional Shares of Tax-Free Income Fund were 3.97% and 8.64%, respectively. From inception1 to December 31, 1995, the cumulative total returns for the Investment Shares and the Institutional Shares of the Income Fund were 10.01% and 15.05%, respectively.

A Non-Money Market Fund calculates its 30-day (or one month) standard yield in accordance with the method prescribed by the SEC for mutual funds:

	       a - b
Yield = 2 [ (------  +  1)6  -  1]
	         cd
Where:

a = dividends and interest earned during the period;

b = expenses accrued for the period (net of reimbursements);

c = average daily number of shares outstanding during the period entitled to receive dividends; and

d = net asset value per share on the last day of the period.

    Based on the foregoing calculations, for the 30-day period ended December 31, 1995, the yields for the Investment Shares of the Income Funds and Tax-Free Funds were as follows: Short Term Bond Fund, 4.53%; Intermediate Bond Fund, 4.52%; Income Fund, 4.93%; Limited Term Tax-Free Fund, 3.21%; Intermediate Tax-Free Fund, 3.57%; Tax-Free Income Fund, 4.14%; and Michigan Municipal Bond Fund, 3.28%. For the same period, the yields on the Institutional Shares of the Income Funds and Tax-Free Funds were as follows:
Short Term Bond Fund, 4.88%; Intermediate Bond Fund, 4.96%; Income Fund, 5.40%; Limited Term Tax-Free Fund, 3.49%; Intermediate Tax-Free Fund, 3.97%; Tax-Free Income Fund, 4.57%; and Michigan Municipal Bond Fund, 3.57%.

The Tax-Free Funds

The Investment Shares and the Institutional Shares of the Tax-Free Funds may also advertise "tax equivalent yield." Tax equivalent yield is, in general, the yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax-exempt
yield.      Based on the foregoing calculations, for the 30-
day period ended December 31, 1995, assuming a 36% marginal tax bracket, the tax-equivalent yields for the Investment Shares for the Tax-Free Funds were as follows: Limited Term Tax-Free Fund, 5.02%; Intermediate Tax-Free Fund, 5.58%; Tax-Free Income Fund, 6.47%; and Michigan Municipal Bond Fund, 5.13%. For the same period, the tax-equivalent yields on the Institutional Shares of the Tax-Free Funds were as follows: Limited Term Tax-Free Fund, 5.45%; Intermediate Tax-Free Fund, 6.20%; Tax-Free Income Fund, 7.14%; and Michigan Municipal Bond Fund, 5.58%.


ADVERTISING INFORMATION


The Funds may from time to time include in advertisements, sales literature, communications to shareholders and other materials (collectively, "Materials") a total return figure that more accurately compares a Fund's performance with other measures of investment return than the total return calculated as described above. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the Materials by assuming the investment of $10,000 in shares of a Fund and assuming the reinvestment of all dividends and distributions. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning
value.  The Funds     may      not, for these purposes,
deduct from the initial value invested any amount representing sales charges. A Fund will, however, disclose the maximum sales charge and will also disclose that the performance data does not reflect sales charges and that inclusion of sale charges would reduce the performance quoted.

The Funds may also from time to time include discussions or illustrations of the effects of compounding in Materials. "Compounding" refers to the fact that, if dividends or other distributions on an investment in a Fund are paid in the form of additional shares of the Fund, any future income or capital appreciation of the Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the investment in the Fund would increase more quickly than if dividends or other distributions had been paid in cash.

In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


   FINANCIAL STATEMENTS

	The Financial Statements included in the Funds' December 31, 1995 Annual Reports to Shareholders are incorporated by reference into this SAI.
 No other part of
the Annual Reports are incorporated herein.  Copies of the Financial
 Statements may be
obtained without charge by contacting 440 Distributors at the address and telephone
number on the front page of this SAI.

ADDITIONAL INFORMATION



Set forth below are the record owners or, to the Trust's knowledge, the beneficial owners of 5% or more of the outstanding Investment and Institutional Shares of the Equity Funds as of February 2, 1996.


Name and Address   Fund   Class   Percentage of Ownership



Trent & Co. (C)       The Kent Growth   Institutional    59%
Cash Account          and Income Fund
Attn:  Ann Rumptz
1 Vandenbrg Center
Grand Rapids, MI 49503

Trent & Co. (R)       The Kent Growth                    38%
Reinvestment Account  and Income Fund   Institutional
Attn: Ann Rumptz
1 Vandenberg Center
Grand Rapids, MI 49503

Trent & Co. (C)       The Kent Small Company             50%
Cash Account          Growth Fund       Institutional
Attn: Ann Rumptz
1 Vandenberg Center
Grand Rapids, MI 49503

Trent & Co. (R)       The Kent Small Company             48%
Reinvestment Account  Growth Fund       Institutional
Attn: Ann Rumptz
1 Vandenberg Center
Grand Rapids, MI 49503

Trent & Co. (R)       The Kent Index Equity              56%
Reinvestment Account  Fund              Institutional
Attn: Ann Rumptz
1 Vandenberg Center
Grand Rapids, MI 49503

Trent & Co. (C)       The Kent Index Equity              36%
Cash Account          Fund              Institutional
Attn: Ann Rumptz
1  Vandenberg Center
Grand Rapids, MI 49503

Old Kent Bank         The Kent Index Equity               8%
Smartmove             Fund              Institutional
c/o 440 Financial
As Agent
Barbara Kane C36
440 Lincoln Street
Worcester, MA 01653

Trent & Co. (C)       The Kent International              52%
Cash Account          Growth Fund        Institutional
Attn: Ann Rumptz
1 Vandenberg Center
Grand Rapids, MI 49503

Trent & Co. (R)        The Kent International
Reinvestment Account   Growth Fund       Institutional    47%
Attn: Ann Rumptz
1 Vandenberg Center
Grand Rapids, MI 49503

Trent & Co. - Brokerage The Kent Index Equity
Reinvestment Account    Fund             Investment       6%
Attn: Ann Rumptz
1 Vandenberg Center
Grand Rapids, MI 49503

Trent & Co. Brokerage   The Kent International
Reinvestment Account    Growth Fund     Investment        5%
Attn: Ann Rumptz
1 Vandenberg Center
Grand Rapids, MI 49503



Set forth below are the record owners, or to the Trust's knowledge, the beneficial owners of 5% or more of the outstanding Investment and
Institutional Shares of the Income Funds and Municipal Bond Funds as
of     February 2, 1996.


Name and Address    Fund     Class    Percentage of Ownership

Trent & Co. (R)         The Kent Short Term
Cash Account            Bond Fund     Institutional     62%
Attn: Anne Rumptz
1 Vandenberg Center
Grand Rapids, MI 49503

Trent & Co. (C)          The Kent Short Term
Cash Account             Bond Fund    Institutional     37%
Attn: Ann Rumptz
1 Vandenberg Center
Grand Rapids, MI 49503

Trent & Co. (R)          The Kent Intermediate
Cash Account             Bond Fund    Institutional     49%
Attn: Ann Rumptz
1 Vandenberg Center
Grand Rapids, MI 49503

Trent & Co (C)            The Kent Intermediate
Cash Account              Bond Fund    Institutional    50%
Attn: Ann Rumptz
1 Vandenberg Center
Grand Rapids, MI 49503

Trent & Co. (C)           The Kent Intermediate
Cash Account              Tax-Free Fund  Institutional  100%
Attn: Anne Rumptz
1 Vandenberg Center
Grand Rapids, MI 49503

Trent & Co. (C)           The Kent Limited Term
Cash Account              Tax-Free Fund   Institutional  100%
Attn: Anne Rumptz
1 Vandenberg Center
Grand Rapids, MI  49503

Trent & Co. (C)            The Kent Michigan
Cash Account               Municipal Bond Fund
Attn: Anne Rumptz                          Institutional 99%
1 Vandenberg Center
Grand Rapids, MI 49503

Trent & Co. (C)            The Kent Tax-Free
Cash Account               Income Fund     Institutional  100%
Attn: Ann Rumptz
1 Vandenberg Center
Grand Rapids, MI 49503

Trent & Co. - (R)          The Kent Income Fund
Cash Account                               Institutional   84%
Attn: Anne Rumptz
1 Vandenberg Center
Grand Rapids, MI 49503

Trent & Co. - (R)           The Kent Income Fund
Reinvestment Account                       Institutional   16%
Attn: Anne Rumptz
1 Vandenberg Center
Grand Rapids, MI 49503

Trent & Co. - Brokerage     The Kent Short Term
Cash Account                Bond Fund       Investment     12%
Attn: Anne Rumptz
1 Vandenberg Center
Gand Rapids, MI 49503

Harold J. Buchmahl          The Kent Short Term
604 S. 6th Ave.             Bond Fund        Investment     8%
Saint Charles, IL

Old Kent Bank & Trust       The Kent Short Term
Cust. for the IRA Plan      Bond Fund        Investment     6%
John B. Hogan
371 Gull Lake Dr. South
Richland, MI  49083-9610

Trent & Co. - Brokerage     The Kent Intermediate
Cash Account                Bond Fund       Investment      6%
Attn: Ann Rumptz
1 Vandenberg Center
Grand Rapids, MI 49503

Arametta L. Mitchell       The Kent Intermediate
William F. Mitchell Co     Tax-Free Fund    Investment     13%
TTEES
U/A DTD 04/24/72
Arametta L. Mitchell Liv
Trust
900 W. Oliver Street
Owosso, MI 48867

The Northern Trust Co.    The Kent Intermediate
FBO Christopher U. Light  Tax-Free Fund      Investment    10%
Rev. Tr. DTD 01/09/76
PO Box 92956
Chicago, IL 60675

The Northern Trust Co.    The Kent Intermediate
FBO Richard U. Light      Tax-Free Fund     Investment     7%
Irrev. S. Tr.
U/AD 06/21/40
PO Box 92956
Chicago, IL 60675

Old Kent Bank South East   The Kent Intermediate
FBO Edward E. Vollenweider Tax-Free Fund    Investment     6%
U/A DTD 11/10/89
9936 Hawthorn Glen Drive
Grosse Ile, MI 48183

John M. Crouse              The Kent Intermediate
TTEEU/A DTD 6/27/85         Tax-Free Fund    Investment     5%
222 Harbour Drive
Commodore Club #510
Naples, FL 33940

William F. Mitchell TTEE    The Kent Intermediate
U/A DTD 07/24/77            Tax-Free Fund    Investment     5%
William F. Mitchell Liv. Trust
123 N. Chipman Street
Owosso, MI 48867

Rose M. Black Trust         The Kent Limited Term
Rose M. Black Trustee       Tax-Free Fund    Investment    54%
Dtd 6/14/95
1208 Baker Street
Kalamazoo, MI 49001

Charles J. Cebuhar          The Kent Limited Term
1310 Valley Lake Dr.        Tax-Free Fund    Investment    39%
Apt. 745
Shaumburg, IL  60195

Karla K. Morence            The Kent Limited Term
Douglas E. Morence JTWROS   Tax-Free Fund    Investment     7%
320 W. M21
Owosso, MI  48867

The Northern Trust Co.      The Kent Michigan
FBO Christopher U. Light    Municipal Bond Fund
Rev. Tr.                                     Investment    33%
DTD 01/09/76
PO Box 92956
Chicago, IL 60675

The Northern Trust Co.       The Kent Michigan
FBO Richard U. Light         Municipal Bond Fund
Irrev. S. Tr.                                Investment    22%
U/A D 06/21/40
PO Box 92956
Chicago, IL 60675

Trent & Co - Brokerage       The Kent Michigan
Reinvestment Account         Municipal Bond Fund
Attn: Ann Rumptz                             Investment     9%
1 Vandenberg Center
Grand Rapids, MI 49503

Trent & Co. - Brokerage      The Kent Michigan
Cash Account                 Municipal Bond Fund
Attn: Ann Rumptz                             Investment    10%
1 Vandenberg Center
Grand Rapids, MI 49503

Old Kent Bank South East     The Kent Michigan
FBO Edward E. Vollenweider   Municipal Bond Fund
U/A DTD 11/10/89                             Investment     6%
9936 Hawthorn Glen Drive
Grosse Ile, MI 48183

Pershing                     The Kent Michigan
FBO Leonard Krawczyk         Municipal Bond Fund
A/C 4AV-051503                              Investment      5%
One Pershing Plaza
Jersey City, NJ  07399

Mark Dellar                  The Kent Tax-Free
151 East Poplar              Incoem Fund     Investment    99%
Glendale Heights, IL 60139

Old Kent Bank Central        The Kent Tax-Free
FBO Jerry S. Voight          Income Fund     Investment    10%
U/A Dtd 01/28/91
Jerry S. Voight Trust
Attn:  Russ Thomas
123 N. Washington
Owosso, MI  48867

E. Condit Newcommer Trust    The Kent Tax-Free
E. Condit Newcommer TTEE     Income Fund    Investment     9%
4/7/94
2089 Corunna Ave.
Owosso, MI  48867

Doris Anderson               The Kent Tax-Free
Glen F. Anderson             Income Fund    Investment     18%
POA Dtd 12/3/93
815 W. Indiana St.
St. Charles, IL  60174

Rose M. Black Trust          The Kent Tax-Free
Rose M. Black Trustee        Income Fund    Investment      9%
Dtd 06/14/95
1208 Baker Street
Kalamazoo, MI  49001

Pershing                     The Kent Tax-Free
FBO Leonard Krawczyk         Income Fund    Investment     12%
A/C 4AV-051503
One Pershing Plaza
Jersey City, NJ  07399

Lisa A. Boehm                The Kent Tax-Free
668 Hill Ave.                Income Fund    Investment      10%
Elgin, IL  60120

Old Kent Bank & Trust        The Kent Income Fund
Cust. for IRA                                Investment     31%
FBO Barbara J. Patterson
1416 Bjornson
Big Rapids, MI 49307

Evelyn D. Camburn            The Kent Income Fund
37254 Heather Courtsooth                     Investment     28%
Westland, MI 48185

Old Kent Bank & Trust        The Kent Income Fund
Cust. for IRA                                Investment     11%
FBO Richard J. Kassal
1115 So. Grace
Lombard, IL 60198

Old Kent Bank & Trust        The Kent Income Fund
Cust. for IRA                                Investment      7%
FBO Mary J. Hall
22021 Leota Drive
Sand Lake, MI 49343


Set forth below are the record owners or, to the Trust's knowledge, beneficial owners of 5% or more of the outstanding Institutional and
Investment Shares of the Money Market Funds as of     February 2, 1996.



Name and Address        Fund          Class      Percentage of Ownership

Trent & Co. (C)          The Kent Money Market
Cash Account             Fund           Institutional     97%
Attn: Billie Blair
1 Vandenberg Center
Grand Rapids, MI 49503

Old Kent Bank & Trust Co. The Kent Michigan
Attn: Billie Blair        Municipal Money Market
1 Vandenberg Center       Fund           Institutional   100%
Grand Rapids, MI 49503

Judith A. Kernell and     The Kent Michigan
Sara E. Kontz JTWROS      Municipal Money Market
5185 Pine Hill Circle     Fund           Investment       12%
Howell, MI 48843

Stanley J. Kasiewcz       The Kent Michigan
1807 Harvest Lane         Municipal Money Market
Bloomfield Hills, MI      Fund           Investment       34%
48302

Julie A. St. Amorr        The Kent Michigan
Raymond S. Stowers        Municipal Money Market Fund
David A. Stowers JTWROS                  Investment       16%
1746 Lee Ave.
Muskegon, MI  49444

Lyle T. Cerda             The Kent Michigan
Ida Cerda JTWROS          Municipal Money Market Fund
1129 Buckingham SW                        Investment       6%
Wyoming, MI  49509

Philip M. Allen           The Kent Michigan
Mary S. Allen JT WROS     Municipal Money Market
2092 Northridge N.E.      Fund
Grand Rapids, MI 49505                    Investment      10%

Larry M. Bebryune         The Kent Money Market
Joy E. Bebryune JTWROS    Fund            Investment       6%
4270 Redbush Dr. SW
Grandville, MI  49418

Floyd F. Williams         The Kent Money Market
Diane Williams JTWROS     Fund            Investment      14%
4535 Forest Lake CT SE
Kentwood, MI  49546

Except as otherwise stated in its prospectuses, statements of additional information, or required by law, the Trust reserves the right to change the terms of the offers stated in its prospectuses or statement of additional information without shareholder approval, including the right to impose or change certain fees for services provided.





APPENDIX A



DESCRIPTION OF SECURITIES RATINGS


Commercial Paper Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by S&P for commercial paper:

"A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

"A-2" - Issue's capacity for timely payment is satisfactory.
However, the relative degree of safety is not as high as for issues designated "A-1."

"A-3" - Issue has an adequate capacity for timely payment.
It is, however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

"B" - Issue has only a speculative capacity for timely payment.

"C" - Issue has a doubtful capacity for payment.

"D" - Issue is in payment default.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

"Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

"Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

"Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

"Not Prime" - Issuer does not fall within any of the Prime rating categories.

    The three rating categories of Duff & Phelps Credit Rating Co. ("Duff & Phelps") for investment grade commercial paper and short-term debt are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," "Duff 1" and "Duff 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

"Duff 1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S.
Treasury short-term obligations.

"Duff 1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"Duff 1-" - Debt possesses high certainty of timely payment.
Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"Duff 2" - Debt possesses good certainty of timely payment.
Liquidity factors and company fundamentals are sound.
Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

"Duff 3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation.
Nevertheless, timely payment is expected.

"Duff 4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

"Duff 5" - Issuer has failed to meet scheduled principal and/or interest payments.

Fitch Investors Service, Inc. ("Fitch") short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

"F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1" - Securities possess very strong credit quality.
Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-
1+."

"F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

"F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate;
however, near-term adverse changes could cause these securities to be rated below investment grade.

"F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

"D" - Securities are in actual or imminent payment default.

Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

"TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

"TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

"TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

"TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

IBCA, Inc. ("IBCA") assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

    "A1" - Obligations are supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

"A2" - Obligations are supported by a good capacity for timely repayment.

"A3" - Obligations are supported by a satisfactory capacity for timely repayment.

"B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

"C" - Obligations for which there is a high risk of default or which are currently in default.

Corporate and Municipal Long-Term Debt Ratings

The following summarizes the ratings used by S&P for corporate and municipal debt:

"AAA" - This designation represents the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

"AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

"A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

"BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

"BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

"BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

"B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

"CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

"CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

"C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

"CI" - This rating is reserved for income bonds on which no interest is being paid.

"D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

"r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies;
certain swaps and options; and interest only and principal only mortgage securities.

The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

"Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" - Bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches.
Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the issuer ranks in the higher end of its generic rating category; the modifier
2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks at the lower end of its generic rating category.

The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

"AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA" - Debt is considered of high credit quality.
Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

"BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

"AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

"A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

"BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" - Bonds
that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

"AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

"AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

"A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

"BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

"BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

"AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

"AA" - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

"A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

"D" - This designation indicates that the long-term debt is in default.

PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

Municipal Note Ratings

An S&P rating reflects the liquidity concerns and market access risks unique to notes due in three years or less.
The following summarizes the ratings used by S&P for municipal notes:

"SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest.
Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

"SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

"SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

"MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

"MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

"MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

"MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

"SG" - Loans bearing this designation are of speculative quality and lack margins of protection.

Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.


    [To be Updated]



APPENDIX B



THE KENT MICHIGAN MUNICIPAL BOND FUND

THE KENT MICHIGAN MUNICIPAL MONEY MARKET FUND

Special Investment Considerations Relating
To Investing in Michigan Municipal Obligations

The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from a Budget Status Report dated December 14, 1994, prepared by the Senate Fiscal Agency of the Michigan Legislature and from official statements relating to securities offerings of the State available as of the date of this SAI. While the Trust has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

Economic Outlook

The State's economy has been undergoing certain basic changes in its underlying structure. These changes reflect a diversifying economy which is less reliant on the automobile industry. As a result, the State anticipates that its economy in the future will be less susceptible to cyclical swings and more resilient when national downturns occur. In 1995, the major employment gains are expected to occur in the motor vehicle, construction, transportation, communication, utilities and service industries. Total wage and salary employment is projected to grow 2.5% in 1995.
The rate of unemployment is projected to average 5.8% in both 1995 and 1996, below the national average. Personal income is projected to grow at a 6.8% annual rate in 1995, above the national rate of growth.

1994-95 Budget and Projected Results

The Governor's Executive Budget was submitted to the Legislature in December 1993. Since fiscal 1992-93, improvements in the Michigan economy have resulted in increased revenue collections which, together with restraints on the expenditure side of the budget, have resulted in General Fund budget surpluses in fiscal 1992-93 of $282.6 million and in fiscal 1993-94 of an estimated
$434.6 million. Surpluses of approximately $100.0 million are forecast for the State's General Fund for both fiscal
1994-95 and 1995-96. Among the budget uncertainties facing the State during the next several years are whether the recently-enacted school finance reform package will provide adequate revenues to fund K-12 education in the future, whether declining motor fuel tax revenues resulting from more fuel-efficient vehicles will continue to provide adequate funding to maintain the State's transportation infrastructure, whether there will be adequate funds available to address the State's need for more correctional facilities, and the uncertainties presented by proposed changes in Federal aid policies for state and local governments.



Projected Revenues for Fiscal 1994-95

	General Fund - General Purpose revenue is estimated at
$8,842.6 million, a 7.7% increase over fiscal year 1993-94, reflecting increased tax revenues in substantially all areas due to the improving economy of the state.

Personal Income Tax - Net income tax collections are estimated at $4,516.2 million, a 9.2% increase over fiscal year 1993-94.

Single Business and Insurance Taxes - Gross single business tax collections are projected to amount to $2,071.4 million, an increase of 4.6% over fiscal year 1993-94. The General Fund - General Purpose shares of single business tax revenue is estimated to be $1,866.4 million. The difference between gross single business tax collections and General Fund - General Purpose revenue represents payments to local units of government.

Sales Tax - Gross sales tax collections are forecasted to total $3,320 million, an increase of 6.5% over fiscal year
1993-94. The General Fund - General Purpose portion of the sales tax is estimated at $715.7 million.

Use Tax - The General Fund - General Purpose portion of use tax collections are forecasted to increase 6.9% to $614 million.

Appropriations for fiscal 1993-94

General Fund - General Purpose appropriations were $7,958.2 million, 1% above the level of 1992-93 expenditures.

Education and School Aid - General Purpose appropriations for public elementary and secondary school aid, community colleges, state universities and the State Department of Education were $2,435.9 million, a decrease of 8.3% from fiscal year 1992-93 expenditures.

Social Services - General Purpose appropriations for public assistance, Medicaid and other Social Services programs were $2,159.2 million, 5.6% above fiscal year 1992-93 expenditures.

Public and Mental Health - General Purpose appropriations for public and mental health programs were $2,159.2 million, 5.6% above fiscal year 1992-93 expenditures.

State Constitutional Provisions Affecting Revenues and
Expenditures

The State Constitution provides that proposed expenditures and revenues of any operating fund must be in balance and that any prior year's surplus or deficit must be included in the succeeding year's budget for that fund.

The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 State personal income (which was 9.49%).

If in any fiscal year revenues exceed the revenue limitation by 1% or more, the entire amount of such excess must be rebated in the following fiscal year's personal income tax or single business tax. Any excess of less than 1% may be transferred to the State's Budget Stabilization Fund, a cash reserve intended to mitigate the adverse effects on the State budget of downturns in the business cycle and to reserve funds that can be available during periods of high unemployment for State projects that will increase job opportunities. The State may raise taxes in excess of the limit for emergencies when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

The State Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year. The State has determined that portion to be 41.6%. If such spending does not meet the required level in a given year, an additional appropriation for local governmental units is required by the following fiscal year; which means the year following the determinations of the shortfall, according to an opinion issued by the State's Attorney General. Spending for local units met this requirement for fiscal years 1986-87, 1987-88, 1988-89, 1989-90 and 1990-91.

The State Constitution also requires the State to finance any new or expanded activity of local governments mandated by State law. Any expenditures required by this provision would be counted as State spending for local units of government for the purpose of determining compliance with the provision cited above.

State and State-Related Indebtedness

The State Constitution limits State general obligation debt to (i) short-term debt for State operating purposes, (ii) short- and long-term debt for the purpose of making loans to school districts, and (iii) long-term debt for voter-approved purposes.

Short-term debt for operating purposes is limited to an amount not in excess of 15% of undedicated revenues received during the preceding fiscal year and must be issued only to meet obligations incurred pursuant to appropriation and repaid during the fiscal year in which incurred. Such debt does not require voter approval.

The amount of debt incurred by the State for the purpose of making loans to school districts is recommended by the Superintendent of Public Instruction, who certifies the amounts necessary for loans to school districts for the ensuing two calendar years. The bonds may be issued in whatever amount required without voter approval. All other general obligation bonds issued by the State must be approved as to amount, purpose and method of repayment by a two-thirds vote of each house of the Legislature and by a majority vote of the public at a general election. There is no limitation as to number or size of such general obligation issues.

There are also various State authorities and special purpose agencies created by the State which issue bonds secured by specific revenues. Such debt is not a general obligation of the State.

General Obligation Bonds and Notes and School Bond Loan Fund

The State has issued and outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 1994, the State had approximately $386 million of general obligations bonds outstanding.

The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligations bonds issued by local school districts. As of December 31, 1994, approximately $3,818 billion in principal amount of "qualified" bonds of local school districts was outstanding.

As of September, 1994, the rating on State of Michigan general obligation bonds was A by Moody's and AA by S&P. There is no assurance that such ratings will continue for any period of time or that such ratings will not be revised or withdrawn. Because all or most of the Michigan Municipal Obligations are revenue or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan Municipal Obligations may be different from those given to the State of Michigan.





APPENDIX C




As stated in the Prospectus, the Non-Money Market Funds may enter into certain futures transactions. Such transactions are described in this Appendix.

I.  Interest Rate Futures Contracts

Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, by using futures contracts.

 Only the Income Funds and Municipal Bond Funds will utilize interest rate futures contracts.

Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago
Mercantile Exchange and the New York Futures Exchange.  The
Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term U.S.
Treasury Bonds and Notes; Government National Mortgage
Association (GNMA) modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

II.  Index Futures Contracts

General. A stock or bond index assigns relative values to the stocks or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included.

A Fund may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

The Income Funds and Municipal Bond Funds will only utilize bond index futures contracts and the Equity Funds will only utilize equity index futures contracts.

III.	Futures Contracts on Foreign Currencies

A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency, for an amount fixed in U.S.
dollars. Foreign currency futures may be used by a Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

Only the International Growth Fund will utilize futures contracts on foreign currencies.

IV.  Margin Payments

Unlike purchase or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, Old Kent may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V.  Risks of Transactions in Futures Contracts

There are several risks in connection with the use of futures by a Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by Old Kent. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by Old Kent. It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

When futures are purchased to hedge against a possible increase in the price of securities or a currency before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by a Fund is also subject to Old Kent's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI.  Options on Futures Contracts

A Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy
(call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. In anticipation of a decline in interest rates, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the securities held by a Fund is expected to decline as a result of an increase in interest rates, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII.  Other Matters

Accounting for futures contracts will be in accordance with generally accepted accounting principles.






THE KENT FUNDS

PART C

Other Information


Item 24.	FINANCIAL STATEMENTS AND EXHIBITS

(a)	Financial Statements:

Included in Part A:

	Condensed Financial Highlights


	Incorporated by Reference into Part B:

		The following financial statements for the
fiscal year ended December 	31, 1995 and the Report of
Independent Auditors dated February 9,	1996 are
incorporated by reference to the Registrant's Annual Report for the fiscal year ended December 31, 1995:

		Portfolio of Investments
		Statements of Assets and Liabilities
		Statement of Operations
		Statements of Changes in Net Assets
		Notes to Financial Statements
		Independent Auditors' Report

Item 24(b)	Exhibits:

(1)	The form of Restated Declaration of Trust was filed
with the Registrant's Post-Effective Amendment No. 4 as
Exhibit 24(b)(1) and is incorporated by reference herein.

(2)	A copy of the By-Laws was filed with Registrant's
Registration Statement as Exhibit 24(b)(2) and is incorporated by reference herein. An amendment to the By-Laws was filed with Registrant's Pre-Effective Amendment No. 1 as Exhibit 24 (b)(2) and is incorporated by reference herein. A subsequent amendment to the By-Laws was filed with Post-Effective Amendment No. 4 as Exhibit 24(b)(2) and is incorporated by reference herein. An additional amendment to the By-Laws was filed with Registrant's Post-Effective Amendment No. 9 as Exhibit 24(b)(2) and is incorporated by reference herein.

(3)	Not applicable.

(4)	Not applicable.

(5)	A copy of the Investment Advisory Agreement between
Registrant and Old Kent Bank and Trust Company (now known as Old Kent Bank) was filed with Registrant's Post-Effective Amendment No. 4 as Exhibit 24(b)(5)(a). A copy of the First Amendment to the Investment Advisory Agreement between Registrant and Old Kent Bank and Trust Company was filed with Registrant's Post-Effective Amendment No. 6 as Exhibit 24(b)(5)(a)(i) and is incorporated by reference herein. A copy of the form of amended Schedule A to the First Amendment to the Investment Advisory Agreement between Registrant and Old Kent Bank and Trust Company relating to The Kent Income Fund and The Kent Tax-Free Income Fund was filed with Registrant's Post-Effective Amendment No. 14 as
Exhibit 24(b)(5)(ii) and is incorporated by reference herein.


(6)	A copy of the Distribution Agreement between
Registrant and 440 Financial Distributors, Inc., dated March
31, 1995, was filed with Registrant's Post-Effective
Amendment No. 16 as Exhibit 24(b)(6) and is incorporated by reference herein.

(7)	Not applicable.

(8)	A copy of the Custody Agreement between Registrant and
Bankers Trust Company is filed herewith.

(9)(a)	A copy of the Administration and Fund Accounting
Agreement between Registrant and The Shareholder Services Group, Inc., d/b/a/ 440 Financial dated March 31, 1995, was filed with Registrant's Post-Effective Amendment No. 16 as
Exhibit 24(b)(9)(a) and is incorporated by reference herein.

(9)(b)	A copy of the Transfer Agency Agreement between
Registrant and The Shareholder Services Group, Inc., d/b/a/
440 Financial dated March 31, 1995, was filed with
Registrant's Post-Effective Amendment No. 16 as Exhibit
24(b)(9)(b) and is incorporated by reference herein.

(10)	Opinion and Consent of Counsel as to the legality of
the securities being registered, indicating whether they were legally issued, fully paid and nonassessable was filed on or about February 29, 1996 under Rule 24f-2 as part of Registrant's Rule 24f-2 Notice and is incorporated by reference herein.

(11)(a)	Powers of Attorney were filed with Registrant's
Post-Effective Amendment No. 17 as Exhibit 24(b) (11)(b) and are incorporated by reference herein.

(11)(b)	Opinion and Consent of Registrant's Independent
Auditors is filed herewith.

(12)	Not applicable.

(13)	A copy of the subscription agreement was filed with
the Registrant's Registration Statement as Exhibit 24(b)(13) and is incorporated by reference herein.

(14)	Not applicable.



(15)	The forms of Registrant's Distribution Plans for The
Kent Money Market Fund and The Kent Michigan Municipal Money Market Fund were filed with Post-Effective Amendment No. 4 as Exhibit 24(b)(15) and are incorporated by reference herein. The forms of Registrant's Distribution Plans for The Kent ValuePlus Equity Fund (now The Kent Growth and Income Fund); The Kent International Equity Fund (now The Kent International Growth Fund); The Kent Expanded Market Equity Fund (now The Kent Small Company Growth Fund); The Kent Index Equity Fund; The Kent Michigan Municipal Limited Maturity Bond Fund (now The Kent Michigan Municipal Bond
Fund); The Kent Fixed Income Fund (now The Kent Intermediate Bond Fund); The Kent Limited Maturity Fund (now The Kent Short Term Bond Fund); and The Kent Medium Term Tax Exempt Bond Fund (now The Kent Intermediate Tax-Free Fund) were filed with Post-Effective Amendment No. 6 as Exhibit 24(b)(15) and are incorporated by reference herein. The Distribution Plan for The Kent Limited Maturity Tax Exempt Bond Fund (now The Kent Limited Term Tax-Free Fund) was filed with Post-Effective Amendment No. 10 as Exhibit 24(b)(15) and is incorporated by reference herein. The Distribution Plans for The Kent Income Fund and The Kent Tax-Free Income Fund were filed with Post-Effective Amendment No. 13 as Exhibit 24(b)(15) and are incorporated by reference herein. A form of agreement with respect to Investment Shares relating to each of the Distribution Plans listed above was filed with Post-Effective Amendment No. 13 as Exhibit 24(b)(15)(i) and is incorporated by reference herein.

(16)	Schedules showing performance computations for The
Kent Money Market Fund, The Kent Michigan Municipal Money Market Fund, The Kent Short Term Bond Fund (formerly The Kent Limited Maturity Fund), The Kent Intermediate Bond Fund (formerly The Kent Fixed Income Fund), The Kent Income Fund, The Kent Limited Term Tax-Free Fund, The Kent Intermediate Tax-Free Fund (formerly The Kent Medium Term Tax Exempt Bond
Fund), The Kent Tax-Free Income Fund, The Kent Michigan Municipal Bond Fund (formerly The Kent Michigan Municipal Limited Maturity Bond Fund), The Kent Growth and Income Fund (formerly The Kent ValuePlus Equity Fund), The Kent Small Company Growth Fund (formerly The Kent Expanded Market Equity Fund), The Kent International Growth Fund (formerly The Kent International Equity Fund) and The Kent Index Equity Fund were filed with Registrant's Post-Effective Amendment No. 17 as Exhibit 24(b) (16) and are incorporated by reference herein.

(17)	Financial Data Schedules for each series are filed
herewith.

(18)	Rule 18f-3 Plan was filed with Registrant's Post-
Effective Amendment No. 17 as Exhibit 24(b)(18)(a) and is incorporated by reference herein.

(19)(a)	The Registrants Annual Report for The Kent
Growth and Income Fund, The Kent Small Company Growth Fund, The Kent International Growth Fund and The Kent Index Equity Fund are incorporated by reference to the Definitive N-30D filed via EDGAR on February 26, 1996, Accession Number 0000950109-96-001056.

(19)(b)	The Registrants Annual Report for The Kent
Money Market Fund and The Kent Michigan Municipal Money
Market Fund are incorporated by reference to the Definitive
N-30D filed via EDGAR on February 23, 1996, Accession Number
0000950109-96-001039.

(19)(c)	The Registrants Annual Report for The Kent
Short Term Bond Fund, The Kent Intermediate Bond Fund and
The Kent Income Fund are incorporated by reference to the Definitive N-30D filed via EDGAR on February 23, 1996,
Accession Number 0000950109-96-001049.

(19)(d)	The Registrants Annual Report for The  Kent
Limited Term Tax-Free Fund, The Kent Intermediate Tax-Free
Fund, The Kent Tax-Free Income Fund and The Kent Michigan
Municipal Bond Fund are incorporated by reference to the Definitive N-30D filed via EDGAR on February 23, 1996,
Accession Number 0000950109-96-001047.


Item 25.	Persons Controlled by or Under Common Control
with
		Registrant

	The Registrant is controlled by its Board of Trustees.

Item 26.	Number of Holders of Securities


Title of Series					      Number of
Record
	Holders as of February 2, 1996


The Kent Money Market Fund
Shares of Beneficial Interest,	119
without par value

The Kent Michigan Municipal Money
Market Fund
Share of Beneficial Interest,	30
without par value

The Kent Limited Term Tax-Free Fund
Shares of Beneficial Interest,	6
without par value

The Kent Short Term Bond Fund
Shares of Beneficial Interest,	275
without par value

The Kent Intermediate Bond Fund
Shares of Beneficial Interest,	781
without par value

The Kent Intermediate Tax-Free Fund
Shares of Beneficial Interest	99
without par value

The Kent Michigan Municipal Bond Fund
Shares of Beneficial Interest,	31
without par value

The Kent Growth and Income Fund
Shares of Beneficial Interest,	1,978
without par value

The Kent Small Company Growth Fund
Shares of Beneficial Interest, without par value	2,372

The Kent International Growth Fund
Shares of Beneficial Interest,	1,868
without par value

The Kent Index Equity Fund
Shares of Beneficial Interest,	1,259
without par value

The Kent Income Fund
Shares of Beneficial Interest,	207
without par value

The Kent Tax-Free Income Fund
Shares of Beneficial Interest,
without par value	28

Item 27.	Indemnification

	See Article VIII of Section 3 of the Registrant's
Restated Declaration of Trust which was filed with Post-
Effective Amendment No. 4 as Exhibit 24(b)(1) and is incorporated by reference herein.

Item 28.	Business and Other Connections of Investment
Adviser

Directors and Principal Executive Officers

	The Directors of Old Kent are Richard L. Antonini,
William P. Crawford, Robert L. Ellis, William Gonzales,
Erina Hanka, Robert L. Hooker, Fred P. Keller, Hendrik G.
Meijer, Patrick M. Quinn, Margaret Sellers Walker, Richard
E. Tierney, David J. Wagner (also Chairman of the Board and
Chief Executive Officer) and Robert L. Sadler (also
President).

	The principal executive officers of Old Kent are:
David J. Wagner, Chairman; Robert L. Sadler, President and Chief Executive Officer; David Dams, Edward P. Farley and David Kerstein, Executive Vice Presidents; Martin J. Allen Jr., Senior Vice President and Secretary; and Philip M. Allen, Richard L. Arasmith, Thomas M. Bobrowski, Paul Colombe, James Habertein, Larry Hull, John Erikson, Joseph
T. Keating, Janet Nisbett, R. Joy Palmer, Dennis W. Piskor, Thomas E. Powell and Daniel Terpsma, Senior Vice Presidents.



		                                  		POSITION WITH
NAME		                        	OLD KENT BANK		OTHER BUSINESS


Richard L. Antonini			Director
                                   	Chairman, President
                             							and Chief
                              						Executive Officer
                                 			Foremost
                                 			Corporation of
                                 			America

William P. Crawford			Director
                                   	President and
                             							Chief Executive
                             							Officer of
                             							Steelcase
                             							Design
                             							Partnership;
                             							formerly,
                                 			President of
                                 			Stow & Davis

Robert L. Ellis			   	Director
                                   	Retired

Robert L. Hooker	   		Director	    	President of
                             							Great Lakes
                            								Property
                                    Inc.,
                            								and
                                    Interwheel,
                            								Inc.

William G. Gonzales			Director
                                   	President and
                             							Chief Executive
                             							Officer of
                            								Butterworth
                            								Hospital

Margaret Sellers-
Walker	              	Director    		Public
                             							Administration
                             							Professor at
                             							Grand Valley
                            								State
                            								University

John C. Camepa			     Director	    	Consultant
                                    at
                            								Crowe Chizek

Fred P. Keller			    	Director	    	President of
                             							Cascade
                             							Engineering,
                             							Inc., and
                             							StarCade, Inc.;
                             							Board Member
                                 			of Cascade
                                 			Associates

Hendrik G. Meijer  			Director		    Partner of
                             							Morgan-Meijer
                             							Communications;
                             							Vice President
                             							and Treasurer
                             							of Flashes
                             							Publishers,
                             							Inc., and
                             							Valley Media,
                             							Inc.; Co-
                             							Chairman of
                             							Meijer, Inc.;
                                 			Treasurer of
                                 			Talking
	                                 		Directories, Inc.

Patrick M. Quinn	  		Director	     	President
                                    and Chief
                                    Executive
                              						Officer of
                                 			Spartan Stores,
                                 			Inc.

Richard E. Tierney 		Director	     	Formerly,
                             							President of
                             							Smiths
                                 			Industries

David J. Wagner		   	Chairman		     Trustee of
                              						Blodgett
                             							Memorial
                             							Medical
                             							Center, Grand
                             							Valley
                             							Foundation,
                             							Grand Rapids
                             							Foundation,
                             							and Grand
                             							Rapids
                                 			Chamber of
                                 			Commerce,
                                 			Autocam

Robert L. Sadler			 President,
                    Director
                				and Chief
                    Executive
                 			Officer	       		None

Marilyn J. Schlack		Director        	President of
                              							Kalamazoo
                              							Valley
                              							Community
                                  			Hospital

David Dams			       Executive
                    Vice	President   	None

Edward P. Farley			 Executive Vice
                    President       	Director of
                                    	BHC	Securities,
                                     Inc.;	Trustee of
                                     St. Mary's
                              							Hospital,
                              							Ronald
                              							McDonald
                              							House and
                              							University
                                  			Club Opera of
                                  			Grand Rapids

David Kerstein		 	Executive Vice
		                 		President		      None

Martin J. Allen, Jr.	Senior Vice
			                  President and
                     Secretary       	Director of
                              								Grand Rapids
                              								Label Co.

Philip M. Allen				Senior Vice
                    President        	Trustee of West
                               							Michigan Shores Council
                                   			of Boy Scouts
                                   			of America

Richard Arasmith			Senior Vice
                  President and
	              		Branch Administrator     	None

Thomas Bobrowski			Senior Vice President	  None

Larry Hull			      Senior Vice President	  None

Joseph T. Keating		Senior Vice President
			              		and Chief Investment
              					Officer		              	Trustee of
                                     								Grace
                                    								Episcopal
                                          			Church
                                        			Endowment
                                       			Committee

James Haberlein			Senior Vice President	     None

R. Jay Palmer	  		Senior Vice President     	None

Daniel Terpsma		 	Senior Vice President     	None

John Erickson	 			Senior Vice President     	None

Janet Nisbett	 	 	Senior Vice President	     None

Dennis W. Piskor		Senior Vice President	     None

Paul Colombe      Senior Vice President     	None

Thomas E. Powell		Senior Vice President	     None

Allan J. Meyers			Vice President and
              				Director of Fixed
              				Income	                 		Member of
                                     							Western
                                     							Michigan
                                     							Society
                                     							of Financial
                                     							Analysts;
                                     							formerly,
                                     							Director of
                                         			Western
                                         			Michigan
                                         			Society of
                                         			Financial
                                         			Analysts

 Michael A. Petersen			Vice President	     	Member of
			                                     				Western
                                           	Michigan
                                     							Society
                                         			of Financial
                                         			Analysts


Mitchell L. Stapley	 		Vice President	     	Member of The
                                     							Treasury
                                     							Management
                                         			Association of
                                         			Chicago

William A. Walker   			Vice President	     	Trustee of
                                      						Trinity United
                                      						Methodist
                                      						Church

Item 29.	Principal Underwriters

(a)	In addition to The Kent Funds, 440 Financial
Distributors, Inc. (the "Distributor") currently acts as distributor for The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, BT Insurance Funds Trust and Armada Funds (formerly known as NCC Funds). The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The Distributor is an indirect wholly-owned subsidiary of First Data Corporation, 53 State Street, Mail Stop BOS 425, Boston, MA 02109.

(b)	The information required by this Item 29(b) with
respect to each director, officer or partner of 440 Financial Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by 440 Financial Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-45467).

(c)	Not Applicable.

Item 30.	Location of Accounts and Records

	Each account, book or other document required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Registrant at 440 Lincoln
Street, Worcester, Massachusetts 01653, except for
Registrant's minute books, which are maintained by Drinker
Biddle & Reath, 1345 Chestnut Street, Philadelphia,
Pennsylvania 19107.

Item 31.	Management Services

	Not applicable.

Item 32.	Undertakings

	(a)	Not Applicable

	(b)	Registrant undertakes to furnish to each person
to whom a Prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.

	(c)	Registrant hereby undertakes to call a meeting
of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees of Registrant when requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with any such meeting, to comply with the provisions of Section 16(c) of the Investment Company
Act of 1940, as amended, relating to communications with the shareholders of certain common-law trusts.


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective
Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 29th day of February, 1996.

THE KENT FUNDS

	By:  /s/William E. Small
	       William E. Small
	        President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES			    	TITLE                      DATE

       *
William E. Small			President and Trustee  	February 29, 1996

/s/Louis J. Russo
Louis J. Russo		 		Treasurer (Principal
             				 	Accounting and         	February 29, 1996
             					 Financial Officer)

       *
Anne T. Coughlan			Trustee 	              	February 29, 1996

       *
Joseph F. Damore			Trustee               		February 29, 1996

       *
James F. Rainey	 		Trustee 	              	February 29, 1996

       *
Ronald F. VanSteeland			Trustee           	February 29, 1996



					*By:  /s/Elizabeth Russell
					         Elizabeth Russell
					         Attorney-in-Fact

*Elizabeth Russell, by signing her name hereto, does hereby sign this document on behalf of each of the above-named
Trustees of the Trust pursuant to powers of attorney duly executed by such persons.




EXHIBIT INDEX



Exhibit No.	Description of Exhibit

    8	A copy of the Custody Agreement
	between Registrant and
	Bankers Trust Company.

  11(c)	Opinion and Consent of Registrant's
	Independent Auditors.

  17	Financial Data Schedules for each
	series.


 The Investment Shares and the Institutional Shares of the Tax-Free Income
 Fund commenced
operations on April, 1995 and March 20, 1995, respectively.
 The Investment Shares and the
Institutional Shares of the Income Fund commenced operations on March 30, 1995.